UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Emerging Markets High Yield Bond ETF | EMHY | Cboe BZX
➢	iShares J.P. Morgan EM Corporate Bond ETF | CEMB | Cboe BZX
➢	iShares J.P. Morgan EM Local Currency Bond ETF | LEMB | NYSE Arca
➢	iShares US & Intl High Yield Corp Bond ETF | GHYG | Cboe BZX

Fund Performance Overview

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

Performance as of April 30, 2018

The iShares Emerging Markets High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds, as represented by the Morningstar® Emerging Markets High Yield Bond IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -2.91%, net of fees, while the total return for the Index was -2.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.07%	(0.43)%	0.41%	0.07%	(0.43)%	0.41%
5 Years	3.43%	3.25%	3.74%	18.35%	17.36%	20.13%
Since Inception	5.28%	5.26%	5.64%	36.67%	36.53%	39.55%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$970.90	$2.44	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Baa	5.66%
Ba	54.43
B	26.21
Caa	2.89
C	1.00
Not Rated	9.81

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 4/30/18

Country	Percentage of Total Investments [2]

Brazil	23.47%
Turkey	12.98
Argentina	8.71
Russia	6.92
South Africa	4.17
China	3.58
Lebanon	3.47
Ukraine	2.63
Ecuador	2.57
Egypt	2.43

TOTAL	70.93%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

Performance as of April 30, 2018

The iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds, as represented by the J.P. Morgan CEMBI Broad Diversified Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -2.21%, net of fees, while the total return for the Index was -1.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.88%	0.44%	1.54%	0.88%	0.44%	1.54%
5 Years	2.67%	2.48%	3.24%	14.10%	13.01%	17.31%
Since Inception	3.86%	3.85%	4.43%	25.66%	25.64%	29.94%

The inception date of the Fund was 4/17/12. The first day of secondary market trading was 4/19/12.

Index performance through May 31, 2017 reflects the performance of the Morningstar® Emerging Markets Corporate Bond IndexSM. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan CEMBI Broad Diversified Core Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$977.90	$2.45	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aa	2.67%
A	18.18
Baa	28.73
Ba	25.26
B	10.00
Caa	0.67
Not Rated	14.49

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 4/30/18

Country	Percentage of Total Investments [2]

China	9.56%
Brazil	8.27
Russia	5.80
Mexico	5.75
India	5.49
Hong Kong	5.37
Turkey	5.08
United Arab Emirates	4.95
Colombia	4.88
Chile	4.50

TOTAL	59.65%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF

Performance as of April 30, 2018

The iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds, as represented by the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 4.03%, net of fees, while the total return for the Index was 4.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.84%	6.47%	7.76%	6.84%	6.47%	7.76%
5 Years	(0.91)%	(1.15)%	(0.33)%	(4.48)%	(5.62)%	(1.63)%
Since Inception	1.28%	1.27%	1.77%	8.68%	8.57%	12.14%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Index performance through May 31, 2017 reflects the performance of the Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.30	$2.53	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aa	4.63%
A	27.84
Baa	38.46
Ba	24.61
B	4.46

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 4/30/18

Country	Percentage of Total Investments [2]

Brazil	15.42%
Mexico	8.48
South Africa	5.52
Indonesia	5.48
Poland	5.44
Malaysia	4.71
Thailand	4.68
Philippines	4.67
Chile	4.63
Turkey	4.63

TOTAL	63.66%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

Performance as of April 30, 2018

The iShares US & Intl High Yield Corp Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.39%, net of fees, while the total return for the Index was 0.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.29%	5.22%	5.44%	5.29%	5.22%	5.44%
5 Years	3.43%	3.40%	3.59%	18.37%	18.18%	19.30%
Since Inception	5.06%	5.10%	5.23%	34.96%	35.29%	36.33%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.90	$1.99	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Baa	0.55%
Ba	46.23
B	37.96
Caa	10.73
Ca	0.26
Not Rated	4.27

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 4/30/18

Country	Percentage of Total Investments [2]

United States	64.90%
Italy	5.83
United Kingdom	5.05
France	4.40
Canada	3.43
Germany	3.33
Luxembourg	3.26
Netherlands	2.07
Spain	1.71
Ireland	1.60

TOTAL	95.58%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 42.19%

ARGENTINA — 1.17%
Pampa Energia SA
7.50%, 01/24/27 (Call 01/24/22)[b]	$800	$808,000
YPF SA
6.95%, 07/21/27[b]	1,000	984,347
7.00%, 12/15/47 (Call 06/15/47)[b]	700	621,477
8.50%, 03/23/21[b]	1,000	1,083,500
8.50%, 07/28/25[b]	1,485	1,621,620
8.75%, 04/04/24[b]	1,316	1,440,033

		6,558,977
AZERBAIJAN — 0.56%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	1,986	2,169,705
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	950	946,437

		3,116,142
BAHRAIN — 0.17%
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27[b]	1,000	969,962

		969,962
BRAZIL — 17.35%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[b]	1,200	1,234,140
5.90%, 01/16/21[b]	1,790	1,844,076
6.75%, 09/29/19[b]	200	208,500
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[b]	608	593,426
Banco do Brasil SA/Cayman Islands
3.88%, 10/10/22	2,400	2,308,800
4.63%, 01/15/25[b]	800	770,904
5.38%, 01/15/21[b]	568	579,871
5.88%, 01/26/22[b]	1,700	1,736,550
5.88%, 01/19/23[b]	600	612,600
6.00%, 01/22/20[b]	400	416,000
Banco Votorantim SA
7.38%, 01/21/20[b]	892	932,987
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	205,250
5.75%, 04/15/21[b]	1,600	1,663,840

Security	Principal (000s)	Value
6.45%, 02/03/24	$600	$637,806
BRF SA
3.95%, 05/22/23[b]	400	362,000
4.75%, 05/22/24[b]	600	553,800
Caixa Economica Federal
3.50%, 11/07/22[b]	450	425,169
7.25%, 07/23/24 (Call 07/23/19)[b,c,d]	800	825,104
Cemig Geracao e Transmissao SA
9.25%, 12/05/24 (Call 12/05/23)[b]	600	649,625
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	2,000	2,040,000
6.88%, 07/30/19[b]	750	772,088
CSN Resources SA
6.50%, 07/21/20[b]	1,192	1,156,240
Embraer Netherlands Finance BV
5.05%, 06/15/25	993	1,035,203
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	550	585,750
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	206,000
Gerdau Trade Inc.
4.75%, 04/15/23[b]	800	806,000
Gol Finance Inc.
7.00%, 01/31/25 (Call 01/31/22)[b]	500	479,721
GTL Trade Finance Inc./Gerdau Holdings Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	1,000	1,048,800
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[b]	820	822,050
5.50%, 08/06/22[b]	1,760	1,793,000
5.65%, 03/19/22[b]	2,000	2,047,500
5.75%, 01/22/21[b]	1,633	1,686,889
6.20%, 04/15/20[b]	700	726,250
6.20%, 12/21/21[b]	800	831,000
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	600	591,330
7.75%, 10/28/20 (Call 10/28/18)[b]	967	985,131
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	850	798,745
5.88%, 07/15/24 (Call 07/15/19)[b]	725	701,438
6.75%, 02/15/28 (Call 02/15/23)[b]	900	863,524

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
7.25%, 06/01/21 (Call 06/01/18)[b]	$1,100	$1,109,625
Klabin Finance SA
4.88%, 09/19/27[b]	200	191,629
5.25%, 07/16/24[b]	900	905,625
MARB BondCo PLC
6.88%, 01/19/25 (Call 01/19/21)[b]	1,400	1,317,857
7.00%, 03/15/24 (Call 03/15/20)[b]	600	573,000
Marfrig Holdings Europe BV
8.00%, 06/08/23 (Call 06/08/19)[b]	800	808,000
Minerva Luxembourg SA
5.88%, 01/19/28 (Call 01/19/23)[b]	400	358,383
6.50%, 09/20/26 (Call 09/20/21)[b]	1,173	1,114,350
Odebrecht Finance Ltd.
4.38%, 04/25/25[b]	500	131,250
5.25%, 06/27/29[b]	600	154,500
7.13%, 06/26/42 (Call 12/26/41)[b]	820	222,794
Petrobras Global Finance BV
4.38%, 05/20/23	3,606	3,505,032
5.30%, 01/27/25[b]	2,000	1,967,498
5.38%, 01/27/21	1,594	1,657,760
5.63%, 05/20/43	1,800	1,502,730
5.75%, 01/20/20	850	890,375
5.75%, 02/01/29	700	664,809
6.00%, 01/27/28[b]	5,996	5,846,100
6.13%, 01/17/22	3,700	3,915,710
6.25%, 03/17/24	1,961	2,052,186
6.75%, 01/27/41	1,950	1,854,079
6.85%, 06/05/15	2,483	2,293,671
6.88%, 01/20/40	1,490	1,430,400
7.25%, 03/17/44	1,986	1,970,757
7.38%, 01/17/27	4,101	4,388,070
8.38%, 05/23/21	1,767	1,991,056
8.75%, 05/23/26	2,979	3,489,154
Rio Oil Finance Trust
Series 2014-1
9.25%, 07/06/24[b]	1,192	1,307,687
Rumo Luxembourg Sarl
5.88%, 01/18/25 (Call 01/18/22)[b]	1,000	980,118
7.38%, 02/09/24 (Call 02/09/21)[b]	200	212,800
Vale Overseas Ltd.
4.38%, 01/11/22	1,333	1,345,564
6.25%, 08/10/26	1,800	1,985,220
6.88%, 11/21/36	2,683	3,096,853
6.88%, 11/10/39	1,738	2,020,503
8.25%, 01/17/34	550	703,126
Vale SA
5.63%, 09/11/42	1,500	1,555,050

Security	Principal (000s)	Value
Votorantim Cimentos SA
7.25%, 04/05/41[b]	$1,050	$1,140,090

		97,190,518
CHILE — 0.22%
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	1,200	1,236,000

		1,236,000
CHINA — 3.52%
Agile Group Holdings Ltd.
9.00%, 05/21/20 (Call 05/21/18)[b]	400	418,500
China Evergrande Group
6.25%, 06/28/21[b]	500	481,512
7.50%, 06/28/23 (Call 06/28/20)[b]	1,400	1,317,600
8.25%, 03/23/22 (Call 03/23/20)[b]	1,353	1,343,734
8.75%, 06/28/25 (Call 06/28/21)[b]	4,566	4,387,006
9.50%, 03/29/24 (Call 03/29/21)[b]	600	602,327
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)[b]	400	395,567
4.75%, 09/28/23 (Call 09/28/20)[b]	900	860,625
7.25%, 04/04/21 (Call 10/04/18)[b]	700	719,075
7.50%, 03/09/20 (Call 03/09/19)[b]	1,200	1,245,000
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/20)[b]	600	564,750
5.88%, 02/13/23 (Call 11/17/20)[b]	400	373,083
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)[b]	600	564,585
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/23/20)[b]	1,200	1,139,006
5.38%, 12/05/20[b]	800	786,196
Greenland Global Investment Ltd.
5.88%, 07/03/24[b]	800	756,000
KWG Property Holding Ltd.
6.00%, 09/15/22 (Call 03/15/20)[b]	400	373,199
Shimao Property Holdings Ltd.
4.75%, 07/03/22 (Call 07/03/20)[b]	1,200	1,166,547
8.38%, 02/10/22 (Call 02/10/19)[b]	956	1,020,530
Sunac China Holdings Ltd.
7.95%, 08/08/22 (Call 08/08/20)[b]	600	588,122
Times China Holdings Ltd.
6.25%, 01/17/21 (Call 01/31/20)[b]	600	585,003

		19,687,967
COLOMBIA — 1.16%
Banco de Bogota SA
5.38%, 02/19/23[b]	400	410,500

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
6.25%, 05/12/26[b]	$1,478	$1,533,425
Bancolombia SA
4.88%, 10/18/27 (Call 10/18/22)[c,d]	400	384,287
5.13%, 09/11/22	1,463	1,502,867
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/18)[b]	745	744,069
Grupo Aval Ltd.
4.75%, 09/26/22[b]	1,000	992,500
Millicom International Cellular SA
6.00%, 03/15/25 (Call 03/15/20)[b]	900	925,875

		6,493,523
COSTA RICA — 0.08%
Banco Nacional de Costa Rica
5.88%, 04/25/21[b]	435	447,920

		447,920
INDIA — 1.31%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	200	201,498
5.45%, 01/24/28[b]	1,000	904,209
5.95%, 07/31/24[b]	925	924,807
Bank of India/London
6.25%, 02/16/21[b]	650	684,125
Greenko Dutch BV
5.25%, 07/24/24 (Call 07/24/20)[b]	600	576,383
JSW Steel Ltd.
5.25%, 04/13/22[b]	960	952,972
Vedanta Resources PLC
6.38%, 07/30/22[b]	1,000	1,005,000
7.13%, 05/31/23[b]	1,310	1,337,838
8.25%, 06/07/21[b]	700	747,643

		7,334,475
INDONESIA — 0.82%
Majapahit Holding BV
7.75%, 01/20/20[b]	1,300	1,389,375
7.88%, 06/29/37[b]	300	385,952
8.00%, 08/07/19[b]	900	956,744
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	1,300	1,241,175
5.50%, 11/22/21[b]	600	627,750

		4,600,996

Security	Principal (000s)	Value
ISRAEL — 2.11%
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	$1,250	$1,098,437
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	3,301	2,979,152
2.80%, 07/21/23	1,275	1,066,372
3.15%, 10/01/26	3,850	3,070,375
4.10%, 10/01/46	2,000	1,452,500
6.00%, 04/15/24[b]	1,200	1,164,000
6.75%, 03/01/28[b]	1,000	987,769

		11,818,605
JAMAICA — 0.80%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 04/01/19)[b]	1,150	937,250
8.25%, 09/30/20 (Call 09/30/18)[b]	1,400	1,256,500
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/19)[b]	1,450	1,377,500
6.75%, 03/01/23 (Call 03/01/19)[b]	1,000	913,750

		4,485,000
KAZAKHSTAN — 1.52%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	1,050	1,046,062
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	1,000	1,094,000
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 06/14/18)[b]	800	797,000
KazMunayGas National Co. JSC
3.88%, 04/19/22[b]	400	396,186
4.75%, 04/19/27[b]	1,200	1,180,400
5.75%, 04/30/43[b]	200	213,255
5.75%, 04/19/47[b]	1,377	1,315,895
6.38%, 04/09/21[b]	1,123	1,201,610
7.00%, 05/05/20[b]	1,162	1,240,435

		8,484,843
MEXICO — 1.35%
Axtel SAB de CV
6.38%, 11/14/24 (Call 11/14/20)[b]	600	596,961
Banco Mercantil del Norte SA/Grand Cayman
5.75%, 10/04/31 (Call 10/04/26)[b,c,d]	400	384,004

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/18/28)[b,c,d]	$800	$755,586
7.25%, 04/22/20[b]	1,500	1,573,725
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	1,050	1,079,400
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)[b]	1,000	1,011,250
6.13%, 05/05/25 (Call 05/05/20)[b]	800	828,000
7.75%, 04/16/26 (Call 04/16/21)[b]	1,200	1,315,800

		7,544,726
OMAN — 0.26%
Bank Muscat SAOG
3.75%, 05/03/21[b]	600	586,500
Lamar Funding Ltd.
3.96%, 05/07/25[b]	1,000	880,000

		1,466,500
PANAMA — 0.08%
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[b]	450	473,062

		473,062
RUSSIA — 3.03%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[b]	950	1,018,875
ALROSA Finance SA
7.75%, 11/03/20[b]	1,100	1,181,125
Credit Bank of Moscow Via CBOM Finance PLC
5.55%, 02/14/23[b]	600	558,418
5.88%, 11/07/21[b]	200	193,500
7.50%, 10/05/27 (Call 10/05/22)[b,c,d]	700	603,074
Evraz Group SA
5.38%, 03/20/23[b]	600	586,500
6.50%, 04/22/20[b]	736	747,960
6.75%, 01/31/22[b]	600	618,000
8.25%, 01/28/21[b]	750	795,000
Gazprombank OAO Via GPB Eurobond Finance PLC
7.50%, 12/28/23 (Call 12/28/18)[b,c,d]	200	199,500
GTLK Europe DAC
5.13%, 05/31/24[b]	800	763,445

Security	Principal (000s)	Value
Metalloinvest Finance DAC
4.85%, 05/02/24[b]	$600	$561,361
Polyus Finance PLC
4.70%, 01/29/24[b]	600	551,272
5.25%, 02/07/23[b]	800	759,000
Polyus Gold International Ltd.
4.70%, 03/28/22[b]	400	376,500
5.63%, 04/29/20 [b]	800	795,000
Rusal Capital DAC
4.85%, 02/01/23[b]	400	120,000
5.13%, 02/02/22[b]	1,110	333,000
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	1,600	1,582,000
VEON Holdings BV
3.95%, 06/16/21 (Call 03/16/21)[b]	400	383,262
4.95%, 06/16/24 (Call 03/16/24)[b]	800	759,837
5.95%, 02/13/23[b]	1,400	1,419,250
7.50%, 03/01/22[b]	600	641,250
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22 [b]	1,400	1,438,500

		16,985,629
SOUTH AFRICA — 1.55%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	645	659,513
5.38%, 04/15/20	809	827,202
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	2,000	1,996,570
6.75%, 08/06/23[b]	1,017	1,027,678
7.13%, 02/11/25[b]	1,260	1,285,074
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	800	811,000
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[b]	600	576,000
Sasol Financing International Ltd.
4.50%, 11/14/22	900	894,150
Transnet SOC Ltd.
4.00%, 07/26/22[b]	600	582,000

		8,659,187
SOUTH KOREA — 0.29%
Woori Bank
4.75%, 04/30/24[b]	1,000	1,009,570
5.00%, 06/10/45 (Call 06/10/20)[b,c,d]	600	599,063

		1,608,633

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
THAILAND — 0.07%
Krung Thai Bank PCL/Cayman Islands
5.20%, 12/26/24 (Call 12/26/19)[b,c,d]	$400	$406,061

		406,061
TRINIDAD AND TOBAGO — 0.23%
Consolidated Energy Finance SA
6.88%, 06/15/25[b]	450	467,653
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	800	842,533

		1,310,186
TURKEY — 4.16%
Akbank Turk AS
4.00%, 01/24/20[b]	200	198,000
5.00%, 10/24/22[b]	150	147,000
5.13%, 03/31/25[b]	200	189,250
7.20%, 03/16/27 (Call 03/16/22)[b,c,d]	1,100	1,115,125
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)[b]	1,000	1,005,000
QNB Finansbank AS/Turkey
4.88%, 05/19/22[b]	1,088	1,042,547
TC Ziraat Bankasi AS
4.25%, 07/03/19[b]	200	199,309
4.75%, 04/29/21[b]	200	195,370
5.13%, 05/03/22[b]	1,700	1,657,052
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/24 (Call 07/20/24)[b]	216	204,513
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25[b]	600	602,250
Turkiye Garanti Bankasi AS
4.75%, 10/17/19[b]	600	603,000
5.25%, 09/13/22[b]	200	197,750
5.88%, 03/16/23[b]	900	903,690
6.13%, 05/24/27 (Call 05/24/22)[b,c,d]	1,000	976,536
6.25%, 04/20/21[b]	200	205,250
Turkiye Halk Bankasi AS
3.88%, 02/05/20[b]	800	749,000
4.75%, 06/04/19[b]	200	195,750
4.75%, 02/11/21[b]	500	467,500

Security	Principal (000s)	Value
5.00%, 07/13/21[b]	$700	$662,375
Turkiye Is Bankasi AS
5.00%, 04/30/20[b]	600	596,250
5.00%, 06/25/21[b]	924	903,210
5.38%, 10/06/21[b]	700	689,500
5.50%, 04/21/22[b]	1,200	1,178,826
6.00%, 10/24/22[b]	850	827,687
6.13%, 04/25/24[b]	1,100	1,069,550
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21[b]	800	791,000
5.75%, 01/30/23[b]	800	776,404
6.00%, 11/01/22[b]	200	193,500
6.88%, 02/03/25 (Call 02/03/20)[b,c,d]	1,000	997,500
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	697	682,189
5.13%, 10/22/19[b]	546	548,730
5.50%, 12/06/22[b]	600	574,500
5.75%, 02/24/22[b]	950	938,125
5.85%, 06/21/24[b]	600	576,462
8.50%, 03/09/26 (Call 03/09/21)[b,c,d]	400	421,000

		23,280,700
UKRAINE — 0.07%
MHP SE
7.75%, 05/10/24[b]	400	412,884

		412,884
UNITED ARAB EMIRATES — 0.31%
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/19)[b]	600	579,318
5.00%, 08/01/24 (Call 08/01/20)[b]	1,200	1,154,826

		1,734,144
TOTAL CORPORATE BONDS & NOTES
(Cost: $241,224,238)		236,306,640

FOREIGN GOVERNMENT OBLIGATIONS[a] — 55.96%

ARGENTINA — 7.38%
Argentine Republic Government International Bond
2.50%, 12/31/38[e]	644	416,990
2.50%, 12/31/38[e]	4,616	2,989,054
4.63%, 01/11/23	200	191,632
5.63%, 01/26/22	3,228	3,245,754

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.88%, 01/11/28	$3,900	$3,576,225
6.63%, 07/06/28	1,080	1,042,200
6.88%, 04/22/21	5,025	5,266,200
6.88%, 01/26/27	3,724	3,694,208
6.88%, 01/11/48	1,700	1,512,890
7.13%, 07/06/36	2,120	2,017,180
7.13%, 06/28/17[b]	2,731	2,438,558
7.50%, 04/22/26	6,155	6,425,820
7.63%, 04/22/46	2,731	2,634,049
8.28%, 12/31/33	1,444	1,514,499
8.28%, 12/31/33	477	507,678
8.28%, 12/31/33	3,634	3,870,298

		41,343,235
AZERBAIJAN — 0.11%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30[b]	600	645,532

		645,532
BAHRAIN — 1.81%
Bahrain Government International Bond
5.50%, 03/31/20[b]	883	883,018
5.88%, 01/26/21[b]	650	653,588
6.00%, 09/19/44[b]	800	645,165
6.13%, 07/05/22[b]	2,000	2,011,272
6.13%, 08/01/23[b]	1,400	1,398,556
6.75%, 09/20/29[b]	1,400	1,291,929
7.00%, 01/26/26[b]	1,600	1,588,126
7.00%, 10/12/28[b]	816	778,994
7.50%, 09/20/47[b]	1,000	904,009

		10,154,657
BRAZIL — 5.68%
Banco Nacional de Desenvolvimento Economico e Social
4.75%, 05/09/24[b]	1,383	1,366,143
5.50%, 07/12/20[b]	750	776,222
5.75%, 09/26/23[b]	900	944,649
6.50%, 06/10/19[b]	200	206,750
Brazilian Government International Bond
2.63%, 01/05/23	2,600	2,450,500
4.25%, 01/07/25	4,468	4,405,448
4.88%, 01/22/21	2,811	2,902,357

Security	Principal (000s)	Value
5.00%, 01/27/45	$3,926	$3,391,082
5.63%, 01/07/41	2,467	2,349,818
5.63%, 02/21/47	2,300	2,159,700
6.00%, 04/07/26	2,092	2,257,268
7.13%, 01/20/37	1,910	2,191,725
8.25%, 01/20/34	1,650	2,044,350
8.75%, 02/04/25	500	629,241
8.88%, 10/14/19	300	327,309
8.88%, 04/15/24	1,350	1,690,875
10.13%, 05/15/27	1,233	1,727,433

		31,820,870
COSTA RICA — 0.67%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	1,200	1,146,000
4.38%, 04/30/25[b]	400	373,378
5.63%, 04/30/43[b]	200	173,294
7.00%, 04/04/44[b]	1,262	1,255,690
7.16%, 03/12/45[b]	800	809,000

		3,757,362
CROATIA — 1.42%
Croatia Government International Bond
5.50%, 04/04/23[b]	1,500	1,590,000
6.00%, 01/26/24[b]	1,400	1,524,250
6.38%, 03/24/21[b]	1,706	1,827,552
6.63%, 07/14/20[b]	1,350	1,437,750
6.75%, 11/05/19[b]	1,500	1,573,125

		7,952,677
DOMINICAN REPUBLIC — 2.14%
Dominican Republic International Bond
5.50%, 01/27/25[b]	1,000	1,003,750
5.88%, 04/18/24[b]	1,240	1,281,850
5.95%, 01/25/27[b]	1,075	1,100,531
6.50%, 02/15/48[b]	1,100	1,095,048
6.60%, 01/28/24[b]	313	333,833
6.85%, 01/27/45[b]	1,890	1,949,062
6.88%, 01/29/26[b]	1,603	1,731,240
7.45%, 04/30/44[b]	1,350	1,478,250
7.50%, 05/06/21[b]	1,900	2,006,875

		11,980,439

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
ECUADOR — 2.52%
Ecuador Government International Bond
7.88%, 01/23/28[b]	$2,300	$2,035,953
7.95%, 06/20/24[b]	2,165	2,024,275
8.75%, 06/02/23[b]	1,500	1,467,422
8.88%, 10/23/27[b]	2,500	2,355,702
9.63%, 06/02/27[b]	1,000	980,370
9.65%, 12/13/26[b]	1,779	1,747,868
10.50%, 03/24/20[b]	1,500	1,541,250
10.75%, 03/28/22[b]	1,862	1,955,100

		14,107,940
EGYPT — 2.38%
Egypt Government International Bond
5.58%, 02/21/23[b]	1,800	1,807,362
5.75%, 04/29/20[b]	760	777,100
5.88%, 06/11/25[b]	1,259	1,233,820
5.88%, 06/11/25[b]	300	294,000
6.13%, 01/31/22[b]	2,400	2,463,000
6.88%, 04/30/40[b]	497	473,710
7.50%, 01/31/27[b]	2,100	2,212,875
7.90%, 02/21/48[b]	1,600	1,624,080
8.50%, 01/31/47[b]	2,300	2,461,000

		13,346,947
EL SALVADOR — 1.04%
El Salvador Government International Bond
5.88%, 01/30/25[b]	750	736,453
6.38%, 01/18/27[b]	900	892,372
7.38%, 12/01/19[b]	250	259,776
7.63%, 02/01/41[b]	500	521,831
7.65%, 06/15/35[b]	880	916,300
7.75%, 01/24/23[b]	1,058	1,140,514
8.25%, 04/10/32[b]	400	444,513
8.63%, 02/28/29[b]	800	916,594

		5,828,353
GHANA — 0.73%
Ghana Government International Bond
7.88%, 08/07/23[b]	1,000	1,083,750
8.13%, 01/18/26[b]	1,300	1,386,125
9.25%, 09/15/22[b]	400	455,086
10.75%, 10/14/30[b]	900	1,165,260

		4,090,221

Security	Principal (000s)	Value
GUATEMALA — 0.45%
Guatemala Government Bond
4.50%, 05/03/26[b]	$1,000	$980,284
4.88%, 02/13/28[b]	923	912,933
5.75%, 06/06/22[b]	600	633,209

		2,526,426
IVORY COAST — 0.47%
Ivory Coast Government International Bond
5.38%, 07/23/24[b]	400	391,438
6.13%, 06/15/33[b]	1,400	1,326,731
6.38%, 03/03/28[b]	900	904,500

		2,622,669
JAMAICA — 0.93%
Jamaica Government International Bond
6.75%, 04/28/28	1,838	2,021,800
7.63%, 07/09/25	700	810,028
7.88%, 07/28/45	1,000	1,168,422
8.00%, 03/15/39	1,043	1,220,310

		5,220,560
JORDAN — 0.45%
Jordan Government International Bond
5.75%, 01/31/27[b]	600	568,500
6.13%, 01/29/26[b]	1,000	980,056
7.38%, 10/10/47[b]	200	195,169
7.38%, 10/10/47[b]	800	780,679

		2,524,404
LEBANON — 3.41%
Lebanon Government International Bond
5.45%, 11/28/19[b]	400	394,056
5.80%, 04/14/20[b]	695	682,944
6.00%, 01/27/23[b]	950	895,375
6.10%, 10/04/22[b]	2,100	2,000,250
6.15%, 06/19/20	350	346,089
6.20%, 02/26/25[b]	700	641,670
6.25%, 05/27/22	300	288,706
6.25%, 11/04/24[b]	535	495,470
6.38%, 03/09/20	1,520	1,516,200
6.40%, 05/26/23	950	902,482

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
6.60%, 11/27/26[b]	$850	$766,063
6.60%, 11/27/26[b]	500	450,625
6.65%, 04/22/24[b]	1,020	970,148
6.65%, 11/03/28[b]	1,115	988,513
6.65%, 02/26/30[b]	1,390	1,207,563
6.75%, 11/29/27[b]	817	732,236
6.85%, 03/23/27[b]	800	729,342
6.85%, 05/25/29	700	623,930
7.00%, 03/23/32[b]	1,405	1,247,677
7.05%, 11/02/35[b]	100	88,205
7.25%, 03/23/37[b]	800	713,837
8.25%, 04/12/21[b]	2,356	2,406,065

		19,087,446
MOROCCO — 0.42%
Morocco Government International Bond
4.25%, 12/11/22[b]	1,490	1,493,725
5.50%, 12/11/42[b]	800	833,077

		2,326,802
NIGERIA — 1.40%
Nigeria Government International Bond
6.38%, 07/12/23[b]	700	730,760
6.50%, 11/28/27[b]	1,500	1,511,862
6.75%, 01/28/21[b]	400	421,045
7.14%, 02/23/30[b]	1,000	1,024,140
7.63%, 11/28/47[b]	1,100	1,108,940
7.63%, 11/28/47[b]	200	201,625
7.70%, 02/23/38[b]	1,200	1,236,516
7.88%, 02/16/32[b]	1,490	1,599,887

		7,834,775
PAKISTAN — 0.51%
Pakistan Government International Bond
6.88%, 12/05/27[b]	1,600	1,499,378
8.25%, 04/15/24[b]	1,127	1,171,832
8.25%, 09/30/25[b]	200	207,808

		2,879,018
RUSSIA — 3.76%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22[b]	1,800	1,827,000
4.88%, 09/16/23[b]	3,200	3,304,000
5.00%, 04/29/20[b]	3,000	3,063,750

Security	Principal (000s)	Value
5.63%, 04/04/42[b]	$3,000	$3,148,500
5.88%, 09/16/43[b]	1,400	1,515,500
7.50%, 03/31/30[b,e]	3,946	4,404,710
12.75%, 06/24/28[b]	2,350	3,792,313

		21,055,773
SENEGAL — 0.40%
Senegal Government International Bond
6.25%, 07/30/24[b]	400	411,130
6.25%, 05/23/33[b]	1,100	1,061,553
6.75%, 03/13/48[b]	800	760,024

		2,232,707
SERBIA — 0.70%
Serbia International Bond
4.88%, 02/25/20[b]	1,490	1,516,075
7.25%, 09/28/21[b]	2,186	2,412,798

		3,928,873
SOUTH AFRICA — 2.54%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,700	1,557,625
4.67%, 01/17/24	2,000	1,990,000
4.88%, 04/14/26	1,200	1,177,500
5.00%, 10/12/46	1,100	969,375
5.38%, 07/24/44	200	186,000
5.50%, 03/09/20	2,168	2,241,170
5.65%, 09/27/47	1,400	1,344,538
5.88%, 05/30/22	1,250	1,331,250
5.88%, 09/16/25	1,986	2,080,335
6.25%, 03/08/41	1,301	1,360,551

		14,238,344
SRI LANKA — 1.42%
Sri Lanka Government International Bond
5.75%, 01/18/22[b]	600	604,909
5.88%, 07/25/22[b]	1,162	1,170,715
6.13%, 06/03/25[b]	1,100	1,085,929
6.20%, 05/11/27[b]	580	560,887
6.25%, 10/04/20[b]	300	309,309
6.25%, 07/27/21[b]	1,378	1,417,618
6.83%, 07/18/26[b]	1,050	1,063,125
6.85%, 11/03/25[b]	1,700	1,736,125

		7,948,617

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
TRINIDAD AND TOBAGO — 0.29%
Trinidad & Tobago Government International Bond
4.38%, 01/16/24[b]	$400	$409,137
4.50%, 08/04/26[b]	1,200	1,198,500

		1,607,637
TURKEY — 8.59%
Export Credit Bank of Turkey
5.00%, 09/23/21[b]	650	641,213
5.38%, 02/08/21[b]	400	401,668
5.38%, 10/24/23[b]	600	587,760
Turkey Government International Bond
3.25%, 03/23/23	1,700	1,568,250
4.25%, 04/14/26	1,400	1,267,000
4.88%, 10/09/26	3,460	3,235,100
4.88%, 04/16/43	2,979	2,375,752
5.13%, 03/25/22	949	958,490
5.63%, 03/30/21	1,986	2,045,580
5.75%, 03/22/24	2,300	2,331,625
5.75%, 05/11/47	3,476	3,040,690
6.00%, 03/25/27	3,221	3,237,105
6.00%, 01/14/41	2,816	2,587,200
6.13%, 10/24/28	1,800	1,794,654
6.25%, 09/26/22	2,483	2,607,150
6.63%, 02/17/45	3,179	3,103,499
6.75%, 05/30/40	1,975	1,982,406
6.88%, 03/17/36	2,820	2,897,550
7.00%, 06/05/20	1,900	2,004,500
7.25%, 03/05/38	700	748,125
7.38%, 02/05/25	3,070	3,369,325
7.50%, 11/07/19	1,500	1,578,750
8.00%, 02/14/34	1,263	1,454,029
11.88%, 01/15/30	1,550	2,274,625

		48,092,046
UKRAINE — 2.51%
Ukraine Government International Bond
7.38%, 09/25/32[b]	3,000	2,771,119
7.75%, 09/01/20[b]	2,026	2,105,014
7.75%, 09/01/21[b]	850	877,625
7.75%, 09/01/22[b]	1,504	1,534,080
7.75%, 09/01/23[b]	1,325	1,335,600

Security	Principal or Shares (000s)	Value
7.75%, 09/01/24[b]	$1,318	$1,314,046
7.75%, 09/01/25[b]	936	928,512
7.75%, 09/01/26[b]	1,252	1,234,472
7.75%, 09/01/27[b]	1,298	1,272,689
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/25[b]	650	682,691

		14,055,848
VENEZUELA — 1.47%
Venezuela Government International Bond
6.00%, 12/09/20[b,f]	1,690	473,200
7.00%, 03/31/38[b,f]	1,000	287,500
7.65%, 04/21/25[b,f]	1,558	432,345
7.75%, 10/13/19[b,f]	2,179	631,910
8.25%, 10/13/24[b,f]	2,480	700,600
9.00%, 05/07/23[b,f]	1,737	495,045
9.25%, 09/15/27[f]	4,062	1,269,375
9.25%, 05/07/28[b,f]	1,592	449,740
9.38%, 01/13/34[f]	1,480	484,700
11.75%, 10/21/26[b,f]	2,635	810,262
11.95%, 08/05/31[b,f]	4,180	1,274,900
12.75%, 08/23/22[b,f]	2,980	931,250

		8,240,827
VIETNAM — 0.36%
Vietnam Government International Bond
4.80%, 11/19/24[b]	1,000	1,017,195
6.75%, 01/29/20[b]	940	988,454

		2,005,649
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $330,979,654)		313,456,654

SHORT-TERM INVESTMENTS — 1.55%

MONEY MARKET FUNDS — 1.55%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[g,h]	8,689	8,688,883

		8,688,883

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,688,883)		8,688,883

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 99.70%
(Cost: $580,892,775)	$558,452,177
Other Assets, Less Liabilities — 0.30%	1,687,509

NET ASSETS — 100.00%	$560,139,686

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[d]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Issuer is in default of interest payments.
[g]	Affiliate of the Fund.
[h]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,477	—	(1,788)[b]	8,689	$8,688,883	$29,837	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$236,306,640	$—	$236,306,640
Foreign government obligations	—	313,456,654	—	313,456,654
Money market funds	8,688,883	—	—	8,688,883

Total	$8,688,883	$549,763,294	$—	$558,452,177

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.00%

ARGENTINA — 2.84%
Adecoagro SA
6.00%, 09/21/27[a]	$150	$138,817
Cablevision SA
6.50%, 06/15/21 (Call 06/15/19)[a,b]	300	311,625
Pampa Energia SA
7.38%, 07/21/23 (Call 07/21/20)[a,b]	200	208,000
7.50%, 01/24/27 (Call 01/24/22)[b]	150	151,500
Rio Energy SA/UGEN SA/UENSA SA
6.88%, 02/01/25 (Call 02/01/22)[b]	150	146,370
Stoneway Capital Corp.
10.00%, 03/01/27 (Call 03/01/22)[b]	150	160,312
YPF SA
6.95%, 07/21/27[b]	100	98,435
7.00%, 12/15/47 (Call 06/15/47)[a,b]	200	177,565
8.50%, 03/23/21[b]	200	216,700
8.50%, 07/28/25[b]	250	273,000
8.75%, 04/04/24[b]	580	634,665

		2,516,989
BRAZIL — 8.02%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[b]	200	205,690
Banco BTG Pactual SA/Luxembourg
5.50%, 01/31/23[a,b]	200	195,272
Banco do Brasil SA/Cayman Islands
5.88%, 01/26/22[b]	200	204,300
5.88%, 01/19/23[b]	200	204,200
6.25%, (Call 04/15/24)[b,c,d,e]	200	177,190
9.25%, (Call 04/15/23)[b,c,d,e]	200	214,060
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	205,250
Braskem Netherlands Finance BV
4.50%, 01/10/28[b]	200	187,041
BRF SA
3.95%, 05/22/23[b]	200	181,000
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	200	204,000
CSN Islands XII Corp.
7.00%, (Call 06/23/18)[b],d	100	79,450
CSN Resources SA
6.50%, 07/21/20[b]	100	97,000

Security	Principal (000s)	Value
Embraer Netherlands Finance BV
5.05%, 06/15/25	$100	$104,250
5.40%, 02/01/27	150	158,625
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	50	51,500
GTL Trade Finance Inc./Gerdau Holdings Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	150	157,320
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[b]	200	200,500
5.65%, 03/19/22[b]	200	204,750
JBS Investments GmbH
7.75%, 10/28/20 (Call 05/30/18)[a,b]	200	203,750
JBS USA LUX SA/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[b]	75	72,563
7.25%, 06/01/21 (Call 05/30/18)[b]	100	100,875
Marfrig Holdings Europe BV
8.00%, 06/08/23 (Call 06/08/19)[b]	200	202,000
Minerva Luxembourg SA
6.50%, 09/20/26 (Call 09/20/21)[b]	200	190,000
Odebrecht Finance Ltd.
4.38%, 04/25/25[b]	200	52,500
Petrobras Global Finance BV
5.30%, 01/27/25[b]	158	155,432
5.63%, 05/20/43	150	125,228
6.13%, 01/17/22	200	211,660
6.25%, 03/17/24	225	235,463
6.75%, 01/27/41	145	137,867
6.85%, 12/31/99	100	92,375
6.88%, 01/20/40	175	168,000
7.25%, 03/17/44	150	148,849
7.38%, 01/17/27	350	374,500
8.38%, 05/23/21	253	285,080
8.75%, 05/23/26	250	292,812
St. Marys Cement Inc. Canada
5.75%, 01/28/27 (Call 10/28/26)[b]	200	202,500
Suzano Austria GmbH
5.75%, 07/14/26[b]	200	210,000
Vale Overseas Ltd.
6.25%, 08/10/26	200	220,580

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
6.88%, 11/10/39[a]	$200	$232,509
8.25%, 01/17/34	125	159,801

		7,105,742
CHILE — 4.37%
Banco de Credito e Inversiones SA
3.50%, 10/12/27[b]	200	186,203
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	201,500
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)[b]	400	377,118
5.15%, 02/12/25 (Call 11/12/24)[b]	200	202,750
Colbun SA
4.50%, 07/10/24 (Call 04/11/24)[b]	200	202,500
Empresa Electrica Angamos SA
4.88%, 05/25/29[b]	400	387,500
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26	200	198,000
4.88%, 10/30/24[a,b]	200	200,000
Enel Americas SA
4.00%, 10/25/26 (Call 07/25/26)	300	286,875
GNL Quintero SA
4.63%, 07/31/29[b]	400	397,880
Inversiones CMPC SA
4.75%, 09/15/24 (Call 06/15/24)[b]	200	203,750
Inversiones CMPC SA/Cayman Islands Branch
4.38%, 05/15/23 (Call 02/15/23)[b]	400	404,000
LATAM Airlines Group SA
7.25%, 06/09/20[b]	200	207,500
Latam Finance Ltd.
6.88%, 04/11/24 (Call 04/11/21)[b]	200	204,280
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	200	206,000

		3,865,856
CHINA — 9.27%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)[a]	300	281,376
3.60%, 11/28/24 (Call 08/28/24)[a]	200	196,482
4.00%, 12/06/37 (Call 06/06/37)	200	189,191
Azure Nova International Finance Ltd.
3.50%, 03/21/22[b]	200	194,656

Security	Principal (000s)	Value
Baidu Inc.
4.13%, 06/30/25	$200	$198,287
Bank of China Ltd./Hong Kong
3.88%, 06/30/25[b]	200	198,466
Bank of China Ltd./Macau
2.88%, 04/20/22[b]	200	194,354
Bank of Communications Co. Ltd.
4.50%, 10/03/24 (Call 10/03/19)[b,c,e]	200	200,577
BOC Aviation Ltd.
3.50%, 09/18/27 (Call 06/18/27)[b]	200	182,634
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/25[b]	400	389,660
China CITIC Bank Corp. Ltd. (3 mo. LIBOR US + 1.000%)
3.11%, 12/14/22[b,c]	200	200,176
China Construction Bank Corp.
3.88%, 05/13/25 (Call 05/13/20)[b,c,e]	200	198,991
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/20)[b]	200	188,229
8.75%, 06/28/25 (Call 06/28/21)[b]	200	192,160
China Overseas Finance Cayman II Ltd.
5.50%, 11/10/20[b]	100	104,250
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24[b]	200	214,884
CITIC Ltd.
3.13%, 02/28/22[b]	400	387,500
6.63%, 04/15/21[b]	100	107,338
CMBLEMTN 1 Ltd.
3.25%, 11/29/21[b]	200	194,358
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22[b]	200	200,069
5.00%, 05/02/42[b]	200	211,363
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	201,097
CNPC General Capital Ltd.
3.40%, 04/16/23[b]	200	195,393
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)[b]	200	197,784
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/23/20)[b]	200	189,834

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Greenland Global Investment Ltd.
5.88%, 07/03/24[b]	$200	$189,000
Huarong Finance 2017 Co. Ltd.
4.50%, (Call 01/24/22)[b,c,d,e]	200	195,000
4.75%, 04/27/27[b]	200	193,349
Huarong Finance II Co. Ltd.
5.50%, 01/16/25[b]	200	205,229
ICBCIL Finance Co. Ltd.
2.50%, 09/29/21[b]	200	190,490
Industrial & Commercial Bank of China Ltd./New York
2.91%, 11/13/20	250	245,618
Industrial & Commercial Bank of China Ltd./Singapore (3 mo. LIBOR US + 0.950%)
3.31%, 04/24/22[b,c]	400	401,888
JD.com Inc.
3.88%, 04/29/26	200	188,419
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/20)[b]	200	174,019
Nexen Energy ULC
7.50%, 07/30/39	100	137,469
Proven Honour Capital Ltd.
4.13%, 05/19/25[b]	400	381,376
Sino-Ocean Land Treasure Finance II Ltd.
5.95%, 02/04/27[b]	200	210,750
Tencent Holdings Ltd.
3.60%, 01/19/28 (Call 10/19/27)[b]	300	285,381

		8,207,097
COLOMBIA — 4.73%
Banco de Bogota SA
4.38%, 08/03/27[b]	200	191,056
5.38%, 02/19/23[b]	200	205,250
6.25%, 05/12/26[a,b]	200	207,500
Bancolombia SA
4.88%, 10/18/27 (Call 10/18/22)[c,e]	200	192,144
5.13%, 09/11/22	87	89,371
5.95%, 06/03/21	400	422,000
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 05/30/18)[b]	200	199,750
8.50%, 12/29/49[c,e]	100	103,875

Security	Principal (000s)	Value
Ecopetrol SA
4.13%, 01/16/25	$300	$289,125
5.38%, 06/26/26 (Call 03/26/26)	325	334,750
5.88%, 09/18/23	300	319,197
5.88%, 05/28/45[a]	400	386,200
7.38%, 09/18/43	200	228,900
Grupo Aval Ltd.
4.75%, 09/26/22[b]	200	198,500
GrupoSura Finance SA
5.50%, 04/29/26 (Call 01/29/26)[b]	200	209,000
Millicom International Cellular SA
6.00%, 03/15/25 (Call 03/15/20)[b]	200	205,750
SUAM Finance BV
4.88%, 04/17/24[b]	200	204,880
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22 (Call 05/30/18)[b]	200	202,750

		4,189,998
GHANA — 0.23%
Tullow Oil PLC
6.25%, 04/15/22 (Call 05/10/18)[b]	200	202,750

		202,750
GUATEMALA — 0.47%
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/24 (Call 02/06/19)[b]	400	415,500

		415,500
HONG KONG — 5.21%
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)[b]	200	190,477
4.50%, 03/16/46 (Call 09/16/45)[b]	200	205,531
Bank of East Asia Ltd. (The)
4.00%, 11/03/26 (Call 11/03/21)[b,c,e]	200	195,426
CK Hutchison International 16 Ltd.
2.75%, 10/03/26[b]	800	726,718
HKT Capital No. 4 Ltd.
3.00%, 07/14/26[b]	200	183,116
Hongkong Electric Finance Ltd.
2.88%, 05/03/26[b]	200	183,888
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
4.50%, 06/01/22[b]	200	207,110

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Hutchison Whampoa International 11 Ltd.
4.63%, 01/13/22[b]	$400	$413,872
Li & Fung Ltd.
5.25%,(Call 11/03/21)[b,d]	200	158,000
Nanyang Commercial Bank Ltd.
5.00%, (Call 06/02/22)[b,c,d,e]	200	191,412
NWD Finance BVI Ltd.
5.75%, (Call 10/05/21)[b,d]	200	181,200
NWD MTN Ltd.
5.25%, 02/26/21[b]	200	206,123
OVPH Ltd.
5.88%,(Call 03/01/21)[b,d]	200	192,000
PCPD Capital Ltd.
4.75%, 03/09/22[b]	200	197,600
Radiant Access Ltd.
4.60%, (Call 05/18/20)[b,d]	200	173,478
Sun Hung Kai Properties Capital Market Ltd.
4.50%, 02/14/22[b]	200	205,907
Swire Pacific MTN Financing Ltd.
4.50%, 10/09/23[b]	400	412,522
Swire Properties MTN Financing Ltd.
3.63%, 01/13/26[b]	200	194,826
TVB Finance Ltd.
3.63%, 10/11/21[b]	200	195,805

		4,615,011
INDIA — 5.32%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28[b]	200	180,842
5.95%, 07/31/24[b]	200	199,958
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20[b]	200	197,927
Bharat Petroleum Corp. Ltd.
4.00%, 05/08/25[b]	200	192,705
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	400	403,039
5.35%, 05/20/24[b]	200	203,760
Delhi International Airport Ltd.
6.13%, 10/31/26	200	199,500

Security	Principal (000s)	Value
Greenko Dutch BV
5.25%, 07/24/24 (Call 07/24/20)[b]	$200	$192,128
ICICI Bank Ltd./Dubai
3.13%, 08/12/20[b]	200	197,000
4.00%, 03/18/26[b]	250	237,967
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/20[b]	100	104,587
Indian Oil Corp. Ltd.
5.75%, 08/01/23[b]	200	212,941
JSW Steel Ltd.
5.25%, 04/13/22[b]	200	198,536
NTPC Ltd.
4.38%, 11/26/24[b]	200	200,440
Oil India Ltd.
5.38%, 04/17/24[b]	200	209,206
ONGC Videsh Ltd.
4.63%, 07/15/24[b]	200	202,482
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	260,949
Reliance Industries Ltd.
4.13%, 01/28/25[b]	500	493,051
State Bank of India/London
4.88%, 04/17/24[b]	200	206,243
Vedanta Resources PLC
7.13%, 05/31/23[b]	200	204,250
8.25%, 06/07/21[b]	200	213,612

		4,711,123
INDONESIA — 1.80%
Indika Energy Capital III Pte Ltd.
5.88%, 11/09/24 (Call 11/09/21)[b]	250	235,245
Indo Energy Finance II BV
6.38%, 01/24/23 (Call 05/30/18)[b]	200	197,000
Listrindo Capital BV
4.95%, 09/14/26 (Call 09/14/21)[b]	200	186,948
Medco Platinum Road Pte Ltd.
6.75%, 01/30/25 (Call 01/30/22)[b]	200	191,021
Minejesa Capital BV
4.63%, 08/10/30[b]	200	189,840
5.63%, 08/10/37	200	193,201
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[b]	200	204,500
Saka Energi Indonesia PT
4.45%, 05/05/24[b]	200	193,604

		1,591,359

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
ISRAEL — 4.33%
Altice Financing SA
6.63%, 02/15/23 (Call 05/30/18)[b]	$400	$399,000
7.50%, 05/15/26 (Call 05/15/21)[b]	600	591,000
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	221,500
Series 6
5.00%, 11/12/24[f]	200	205,250
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	175,750
Series 2
3.65%, 11/10/21	400	374,000
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	300	282,750
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	300	270,750
2.80%, 07/21/23	500	418,185
3.15%, 10/01/26	900	717,750
4.10%, 10/01/46	250	181,562

		3,837,497
JAMAICA — 1.22%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 05/30/18)[a,b]	200	163,000
8.25%, 09/30/20 (Call 05/30/18)[b]	400	359,000
Digicel Ltd.
6.00%, 04/15/21 (Call 05/30/18)[b]	200	190,000
6.75%, 03/01/23 (Call 05/15/18)[b]	400	365,500

		1,077,500
KAZAKHSTAN — 0.67%
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 05/30/18)[b]	200	199,250
Nostrum Oil & Gas Finance BV
8.00%, 07/25/22 (Call 07/25/19)[b]	200	204,535
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/26[b]	200	188,500

		592,285
KUWAIT — 1.96%
Burgan Senior SPC Ltd.
3.13%, 09/14/21[b]	400	385,500
Equate Petrochemical BV
3.00%, 03/03/22[b]	400	381,500

Security	Principal (000s)	Value
4.25%, 11/03/26[b]	$200	$194,400
Kuwait Projects Co. SPC Ltd.
4.50%, 02/23/27[b]	200	192,500
5.00%, 03/15/23[b]	200	203,000
NBK SPC Ltd.
2.75%, 05/30/22 [b]	400	381,825

		1,738,725
MACAU — 1.17%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/20)[b]	200	186,515
Studio City Co. Ltd.
7.25%, 11/30/21 (Call 11/30/18)[b]	200	209,000
Studio City Finance Ltd.
8.50%, 12/01/20 (Call 05/30/18)[b]	250	254,335
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/20)[b]	400	389,281

		1,039,131
MALAYSIA — 1.31%
Axiata SPV2 Bhd
4.36%, 03/24/26[b]	200	199,895
Gohl Capital Ltd.
4.25%, 01/24/27[b]	400	386,416
Malayan Banking Bhd
3.91%, 10/29/26 (Call 10/29/21)[b,c,e]	200	198,192
RHB Bank Bhd
2.50%, 10/06/21[b]	200	192,694
TNB Global Ventures Capital Bhd
3.24%, 10/19/26[b]	200	186,032

		1,163,229
MEXICO — 5.57%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)[b]	200	204,750
America Movil SAB de CV
3.13%, 07/16/22	200	195,830
6.13%, 03/30/40[a]	200	236,191
6.38%, 03/01/35	200	238,042
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/24[a,b]	150	146,625
Banco Mercantil del Norte SA/Grand Cayman
7.63%, (Call 01/06/28)[b,c,d,e]	200	207,749

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Banco Santander Mexico SA
4.13%, 11/09/22[b]	$150	$149,062
BBVA Bancomer SA/Texas
4.38%, 04/10/24 [b]	150	150,187
5.13%, 01/18/33 (Call 01/18/28)[b,c,e]	200	188,897
6.75%, 09/30/22[b]	300	325,140
Cemex SAB de CV
6.13%, 05/05/25 (Call 05/05/20)[b]	200	207,000
7.75%, 04/16/26 (Call 04/16/21)[b]	200	219,300
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	150	151,620
El Puerto de Liverpool SAB de CV
3.88%, 10/06/26[b]	200	186,250
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	150	147,791
Grupo Bimbo SAB de CV
4.50%, 01/25/22	100	102,344
4.88%, 06/27/44[b]	200	192,316
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)[a]	200	179,774
6.63%, 01/15/40	100	111,246
Mexichem SAB de CV
4.88%, 09/19/22[b]	200	202,250
5.50%, 01/15/48 (Call 07/15/47)[b]	200	182,582
Sigma Alimentos SA de CV
4.13%, 05/02/26 (Call 02/02/26)[b]	200	189,750
Southern Copper Corp.
5.25%, 11/08/42	200	206,150
5.88%, 04/23/45	150	167,640
6.75%, 04/16/40	100	121,000
7.50%, 07/27/35	100	127,000
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)[b]	200	199,750

		4,936,236
MOROCCO — 0.69%
OCP SA
4.50%, 10/22/25[b]	200	192,000
5.63%, 04/25/24[b]	200	205,500
6.88%, 04/25/44[b]	200	215,500

		613,000

Security	Principal (000s)	Value
NIGERIA — 0.47%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (Call 10/27/18)[b]	$200	$206,000
Zenith Bank PLC
7.38%, 05/30/22[b]	200	205,817

		411,817
OMAN — 0.22%
Bank Muscat SAOG
3.75%, 05/03/21[b]	200	195,500

		195,500
PANAMA — 0.67%
Banco General SA
4.13%, 08/07/27 (Call 05/07/27)[b]	200	189,984
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)[b]	200	199,476
Global Bank Corp.
4.50%, 10/20/21[b]	200	200,020

		589,480
PERU — 2.09%
Banco de Credito del Peru
4.25%, 04/01/23[b]	600	608,250
Banco de Credito del Peru/Panama
5.38%, 09/16/20	100	104,375
BBVA Banco Continental SA
5.00%, 08/26/22[b]	150	156,187
Inkia Energy Ltd.
5.88%, 11/09/27 (Call 11/09/22)[b]	200	191,287
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34[b]	200	202,750
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)[b]	200	200,588
Orazul Energy Egenor Sen C por A
5.63%, 04/28/27 (Call 04/28/22)[b]	200	188,580
Transportadora de Gas del Peru SA
4.25%, 04/30/28[b]	200	197,000

		1,849,017
PHILIPPINES — 0.45%
JGSH Philippines Ltd.
4.38%, 01/23/23[b]	400	400,000

		400,000

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
POLAND — 0.23%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB
4.63%, 09/26/22[b]	$200	$206,250

		206,250
QATAR — 2.78%
ABQ Finance Ltd.
3.50%, 02/22/22[b]	200	192,750
CBQ Finance Ltd.
3.25%, 06/13/21[b]	200	194,250
Nakilat Inc.
6.07%, 12/31/33[a,b]	200	221,750
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b]	550	525,250
3.88%, 01/31/28[b]	200	188,250
5.00%, 10/19/25[b]	400	410,500
QNB Finance Ltd.
2.13%, 09/07/21[b]	200	188,500
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27[b]	250	267,500
6.33%, 09/30/27[b]	250	274,063

		2,462,813
RUSSIA — 5.62%
Alfa Bank AO Via Alfa Bond Issuance PLC
8.00%, (Call 02/03/22)[b,c,d,e]	200	197,000
ALROSA Finance SA
7.75%, 11/03/20[b]	200	214,750
Credit Bank of Moscow Via CBOM Finance PLC
7.50%, 10/05/27 (Call 10/05/22)[b,c,e]	200	172,307
Evraz Group SA
8.25%, 01/28/21[b]	200	212,000
Gazprom Neft OAO Via GPN Capital SA
6.00%, 11/27/23[b]	200	208,250
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[b]	200	202,750
4.95%, 02/06/28[b]	200	196,750
6.51%, 03/07/22[b]	100	106,125
7.29%, 08/16/37[b]	100	115,125

Security	Principal (000s)	Value
8.63%, 04/28/34[b]	$150	$190,500
Gazprombank OAO Via GPB Eurobond Finance PLC
7.50%, 12/28/23 (Call 12/28/18)[b,c,e]	200	199,500
Lukoil International Finance BV
4.56%, 04/24/23[b]	200	198,000
6.66%, 06/07/22[b]	200	214,000
MMC Norilsk Nickel OJSC via MMC Finance DAC
4.10%, 04/11/23[b]	200	191,500
Novolipetsk Steel via Steel Funding DAC
4.50%, 06/15/23[b]	200	194,250
Polyus Finance PLC
5.25%, 02/07/23[b]	200	189,750
Rosneft Oil Co. Via Rosneft International Finance DAC
4.20%, 03/06/22[b]	200	195,500
Rusal Capital DAC
5.30%, 05/03/23	200	60,000
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	200	197,750
5.50%, 02/26/24 (Call 02/26/19)[b,c,e]	200	199,250
6.13%, 02/07/22[b]	200	208,250
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	200	206,500
VEON Holdings BV
4.95%, 06/16/24 (Call 03/16/24)[b]	200	189,959
5.95%, 02/13/23[b]	200	202,750
VTB Bank OJSC Via VTB Capital SA
6.55%, 10/13/20[b]	100	104,125
6.95%, 10/17/22[b]	400	411,000

		4,977,641
SAUDI ARABIA — 1.81%
Acwa Power Management And Investments One Ltd.
5.95%, 12/15/39[b]	200	202,540
Saudi Electricity Global Sukuk Co.
4.21%, 04/03/22[b]	200	202,200

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24[b]	$800	$792,400
5.50%, 04/08/44[b]	400	405,400

		1,602,540
SINGAPORE — 2.66%
DBS Group Holdings Ltd.
3.60%, (Call 09/07/21)[b,c,d,e]	200	193,960
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	300	307,502
Global Logistic Properties Ltd.
3.88%, 06/04/25[b]	200	186,879
Olam International Ltd.
5.35%, (Call 07/20/21)[b,c,d,e]	200	194,500
Oversea-Chinese Banking Corp. Ltd.
4.25%, 06/19/24[b]	400	399,648
SingTel Group Treasury Pte Ltd.
3.25%, 06/30/25[b]	500	484,455
United Overseas Bank Ltd.
3.50%, 09/16/26 (Call 09/16/21)[b,c,e]	600	589,195

		2,356,139
SOUTH AFRICA — 2.42%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	100	102,250
Liquid Telecommunications Financing PLC
8.50%, 07/13/22 (Call 07/13/20)[b]	200	211,021
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[b]	200	192,000
5.37%, 02/13/22[b]	400	404,500
Myriad International Holdings BV
5.50%, 07/21/25 (Call 04/21/25)[b]	400	422,000
6.00%, 07/18/20[b]	200	210,250
Petra Diamonds U.S. Treasury PLC
7.25%, 05/01/22 (Call 05/01/19)[a,b]	200	199,250
Sasol Financing International Ltd.
4.50%, 11/14/22	200	198,700
Stillwater Mining Co.
7.13%, 06/27/25 (Call 06/27/21)[b]	200	203,155

		2,143,126
SOUTH KOREA — 3.87%
Heungkuk Life Insurance Co. Ltd.
4.48%, 11/09/47 (Call 11/09/22)[b,c,e]	200	185,992

Security	Principal (000s)	Value
Hyundai Capital America
3.00%, 10/30/20[b]	$300	$295,911
Hyundai Capital Services Inc.
3.00%, 03/06/22[b]	400	386,512
Korea East-West Power Company Ltd.
2.63%, 06/19/22	200	191,482
Korea Gas Corp.
3.50%, 07/21/25[b]	200	193,135
3.50%, 07/02/26[b]	200	192,750
4.25%, 11/02/20[b]	100	101,838
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22	200	193,707
NongHyup Bank
2.88%, 07/17/22	200	192,808
POSCO
4.25%, 10/28/20[b]	100	101,425
5.25%, 04/14/21[b]	200	208,664
Shinhan Bank Co. Ltd.
2.88%, 03/28/22[b]	400	387,200
Woori Bank
2.63%, 07/20/21[b]	200	193,750
4.75%, 04/30/24[b]	400	403,828
5.00%, 06/10/45 (Call 06/10/20)[b,c,e]	200	199,688

		3,428,690
TAIWAN — 0.21%
Formosa Group Cayman Ltd.
3.38%, 04/22/25[b]	200	189,617

		189,617
THAILAND — 1.47%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20[b]	300	309,431
5.00%, 10/03/23[b]	200	210,991
PTT Global Chemical PCL
4.25%, 09/19/22[b]	200	202,339
PTT PCL
4.50%, 10/25/42[b]	200	195,500
PTTEP Treasury Center Co. Ltd.
4.60%, (Call 07/17/22)[b,c,d,e]	200	196,281
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23	200	189,890

		1,304,432

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
TURKEY — 4.93%
Akbank Turk AS
5.00%, 10/24/22	$150	$147,000
5.13%, 03/31/25[b]	200	189,250
Coca-Cola Icecek AS
4.22%, 09/19/24 (Call 06/19/24)[b]	200	193,356
QNB Finansbank AS/Turkey
4.88%, 05/19/22[b]	200	191,645
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/24 (Call 07/20/24)[b]	200	189,364
Turk Telekomunikasyon AS
4.88%, 06/19/24[b]	200	193,000
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25[b]	200	200,750
Turkiye Garanti Bankasi AS
5.88%, 03/16/23[b]	400	401,640
6.25%, 04/20/21[b]	200	205,250
Turkiye Halk Bankasi AS
4.75%, 02/11/21[b]	200	187,000
Turkiye Is Bankasi AS
5.00%, 06/25/21[b]	200	195,500
5.38%, 10/06/21[b]	200	197,000
5.50%, 04/21/22[b]	400	392,942
7.00%, 06/29/28 (Call 06/29/23)[b,c,e]	200	196,254
Turkiye Vakiflar Bankasi TAO
5.75%, 01/30/23[b]	200	194,101
6.00%, 11/01/22[b]	200	193,500
6.88%, 02/03/25 (Call 02/03/20)[b,c,e]	200	199,500
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[b]	200	191,500
5.85%, 06/21/24[b]	200	191,813
8.50%, 03/09/26 (Call 03/09/21)[b,c,e]	300	315,750

		4,366,115
UKRAINE — 0.55%
DTEK Finance PLC
5.50% (10.75% PIK), 12/31/24 (Call 05/31/18)[g]	260	276,220
MHP SE
7.75%, 05/10/24[b]	200	207,936

		484,156

Security	Principal (000s)	Value
UNITED ARAB EMIRATES — 4.80%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21[b]	$200	$198,250
3.63%, 01/12/23[b]	200	195,000
4.38%, 06/22/26[b]	400	390,500
6.50%, 10/27/36[b]	100	116,375
ADCB Finance Cayman Ltd.
4.50%, 03/06/23[b]	200	199,500
BOS Funding Ltd.
4.23%, 03/07/22[b]	200	197,172
DAE Funding LLC
5.00%, 08/01/24 (Call 08/01/20)[b]	200	192,471
DIB Sukuk Ltd.
3.66%, 02/14/22[b]	200	196,500
Dolphin Energy Ltd. LLC
5.50%, 12/15/21[b]	200	212,360
DP World Crescent Ltd.
3.91%, 05/31/23[b]	400	397,000
DP World Ltd.
6.85%, 07/02/37[b]	300	356,625
Emaar Sukuk Ltd.
3.64%, 09/15/26[b]	200	185,000
EMG SUKUK Ltd.
4.56%, 06/18/24[b]	200	201,000
Emirates NBD Tier 1 Ltd.
5.75%, (Call 05/30/19)[b,c,d,e]	400	402,000
First Abu Dhabi Bank PJSC
3.00%, 03/30/22[b]	400	388,658
MAF Global Securities Ltd.
4.75%, 05/07/24[b]	200	203,250
Ruwais Power Co. PJSC
6.00%, 08/31/36[b]	200	221,750

		4,253,411
ZAMBIA — 1.57%
First Quantum Minerals Ltd.
7.00%, 02/15/21 (Call 05/30/18)[b]	400	400,500
7.25%, 04/01/23 (Call 10/01/19)[b]	600	595,500
7.50%, 04/01/25 (Call 04/01/20)[a,b]	400	396,000

		1,392,000
TOTAL CORPORATE BONDS & NOTES
(Cost: $87,355,172)		85,031,772

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[h] — 0.96%
NIGERIA — 0.21%
Africa Finance Corp.
3.88%, 04/13/24[b]	$200	$191,000

		191,000
SOUTH KOREA — 0.30%
Korea Gas Corp.
6.25%, 01/20/42[b]	200	265,000

		265,000
SUPRANATIONAL — 0.45%
African Export-Import Bank (The)
4.00%, 05/24/21[b]	400	396,000

		396,000
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $890,728)		852,000

SHORT-TERM INVESTMENTS — 8.02%

MONEY MARKET FUNDS — 8.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[i,j,k]	3,936	3,935,971
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[i,j]	3,165	3,164,967

		7,100,938

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,100,649)		7,100,938

Value
TOTAL INVESTMENTS IN SECURITIES — 104.98%
(Cost: $95,346,549)	$92,984,710
Other Assets, Less Liabilities — (4.98)%	(4,408,359)

NET ASSETS — 100.00%	$88,576,351

[a]	All or a portion of this security is on loan.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[d]	Security is perpetual in nature with no stated maturity date.
[e]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[f]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[g]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[h]	Investments are denominated in U.S. dollars.
[i]	Affiliate of the Fund.
[j]	Annualized 7-day yield as of period end.
[k]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,412	524	[b]	—	3,936	$3,935,971	$12,124	[c]	$(334)	$106
BlackRock Cash Funds: Treasury, SL Agency Shares	2,623	542	[b]	—	3,165	3,164,967	13,446		—	—

						$7,100,938	$25,570		$(334)	$106

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$85,031,772	$—	$85,031,772
Foreign government obligations	—	852,000	—	852,000
Money market funds	7,100,938	—	—	7,100,938

Total	$7,100,938	$85,883,772	$—	$92,984,710

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF

April 30, 2018

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 95.03%

ARGENTINA — 4.24%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	146,400	$6,626,298
16.00%, 10/17/23	ARS	144,340	6,454,199
18.20%, 10/03/21	ARS	99,600	4,694,968

			17,775,465
BRAZIL — 14.65%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/19[a]	BRL	11,942	3,184,175
0.00%, 10/01/19[a]	BRL	23,155	6,056,712
0.00%, 01/01/20[a]	BRL	41,349	10,595,294
0.00%, 04/01/20[a]	BRL	2,964	743,685
0.00%, 07/01/20[a]	BRL	17,642	4,327,629
0.00%, 07/01/21[a]	BRL	14,437	3,219,099
0.00%, 01/01/22[a]	BRL	18,524	3,919,067
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/21	BRL	11,148	3,349,969
10.00%, 01/01/23	BRL	50,904	15,161,355
10.00%, 01/01/25	BRL	17,353	5,115,638
10.00%, 01/01/27	BRL	15,038	4,395,778
10.00%, 01/01/29	BRL	595	172,784
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	148,379
10.25%, 01/10/28	BRL	1,420	464,145
12.50%, 01/05/22	BRL	1,633	557,178

			61,410,887
CHILE — 4.40%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 02/28/21	CLP	815,000	1,366,475
4.50%, 03/01/21	CLP	1,230,000	2,062,062
4.50%, 03/01/26	CLP	2,180,000	3,576,425
5.00%, 03/01/35	CLP	4,485,000	7,402,205
6.00%, 01/01/43	CLP	1,835,000	3,378,125
Chile Government International Bond
5.50%, 08/05/20	CLP	390,000	664,043

			18,449,335

Security	Principal (000s)		Value
COLOMBIA — 4.26%
Colombia Government International Bond
7.75%, 04/14/21	COP	496,000	$187,650
9.85%, 06/28/27	COP	745,000	336,336
Colombian TES
6.00%, 04/28/28	COP	15,299,000	5,262,294
7.00%, 09/11/19	COP	1,908,000	701,144
7.00%, 05/04/22	COP	8,482,200	3,182,097
7.00%, 06/30/32	COP	1,430,000	515,706
7.50%, 08/26/26	COP	6,100,800	2,338,638
7.75%, 09/18/30	COP	2,880,000	1,119,681
10.00%, 07/24/24	COP	6,692,300	2,871,810
11.00%, 07/24/20	COP	3,295,300	1,320,553

			17,835,909
CZECH REPUBLIC — 4.38%
Czech Republic Government Bond
0.95%, 05/15/30[b]	CZK	48,560	2,040,868
1.50%, 10/29/19[b]	CZK	38,370	1,839,631
2.50%, 08/25/28[b]	CZK	25,700	1,300,510
3.75%, 09/12/20[b]	CZK	10,840	549,475
3.85%, 09/29/21[b]	CZK	77,280	4,031,547
4.20%, 12/04/36[b]	CZK	10,870	656,705
4.70%, 09/12/22[b]	CZK	71,450	3,915,770
5.70%, 05/25/24[b]	CZK	67,610	4,041,718

			18,376,224
DOMINICAN REPUBLIC — 0.21%
Dominican Republic International Bond
8.90%, 02/15/23[b]	DOP	42,000	876,287

			876,287
HUNGARY — 4.30%
Hungary Government Bond
2.50%, 10/27/21	HUF	394,000	1,602,727
3.00%, 06/26/24	HUF	504,000	2,080,909
3.00%, 10/27/27	HUF	240,650	962,163
3.50%, 06/24/20	HUF	866,570	3,566,799
5.50%, 06/24/25	HUF	1,088,990	5,148,790
6.00%, 11/24/23	HUF	58,850	280,918
6.50%, 06/24/19	HUF	128,310	530,550
7.00%, 06/24/22	HUF	377,160	1,797,979
7.50%, 11/12/20	HUF	454,400	2,057,421

			18,028,256

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF

April 30, 2018

Security	Principal (000s)		Value
INDONESIA — 5.21%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	19,704,000	$1,364,338
6.13%, 05/15/28	IDR	44,000,000	2,979,982
6.63%, 05/15/33	IDR	2,000,000	136,388
7.00%, 05/15/22	IDR	12,121,000	886,695
7.50%, 05/15/38	IDR	7,340,000	531,408
8.25%, 07/15/21	IDR	11,750,000	888,904
8.25%, 06/15/32	IDR	22,819,000	1,767,294
8.38%, 03/15/24	IDR	26,626,000	2,059,747
8.38%, 09/15/26	IDR	39,283,000	3,090,465
8.38%, 03/15/34	IDR	27,808,000	2,178,668
8.75%, 05/15/31	IDR	24,600,000	1,991,429
9.00%, 03/15/29	IDR	15,796,000	1,298,877
9.50%, 07/15/31	IDR	16,698,000	1,419,255
10.00%, 09/15/24	IDR	560,000	46,531
11.00%, 11/15/20	IDR	3,648,000	290,398
11.00%, 09/15/25	IDR	10,435,000	922,962

			21,853,341
MALAYSIA — 4.48%
Malaysia Government Bond
3.48%, 03/15/23	MYR	4,863	1,211,877
3.48%, 03/15/23	MYR	9,394	2,341,018
3.49%, 03/31/20	MYR	17,037	4,324,059
3.50%, 05/31/27	MYR	640	152,866
3.58%, 09/28/18	MYR	1,260	321,358
4.05%, 09/30/21	MYR	16,322	4,189,969
4.23%, 06/30/31	MYR	5,228	1,287,512
4.50%, 04/15/30	MYR	1,840	467,031
4.94%, 09/30/43	MYR	3,695	958,507
Malaysia Government Investment Issue
4.07%, 09/30/26	MYR	13,966	3,505,461

			18,759,658
MEXICO — 8.06%
Mexican Bonos
5.00%, 12/11/19	MXN	92,273	4,742,007
5.75%, 03/05/26	MXN	34,362	1,645,173
6.50%, 06/10/21	MXN	68,908	3,580,611
6.50%, 06/09/22	MXN	87,363	4,502,482
7.50%, 06/03/27	MXN	113,668	6,039,169
7.75%, 05/29/31	MXN	19,399	1,043,824
7.75%, 11/13/42	MXN	57,952	3,103,879

Security	Principal (000s)		Value
8.00%, 06/11/20	MXN	21,029	$1,135,082
8.00%, 12/07/23	MXN	9,346	511,389
8.00%, 11/07/47	MXN	9,152	502,756
8.50%, 11/18/38	MXN	20,225	1,167,188
10.00%, 12/05/24	MXN	53,916	3,259,888
10.00%, 11/20/36	MXN	38,662	2,532,987

			33,766,435
PERU — 4.37%
Peru Government Bond
5.70%, 08/12/24	PEN	1,545	507,875
6.15%, 08/12/32[b]	PEN	700	226,126
6.35%, 08/12/28	PEN	15,526	5,200,348
6.90%, 08/12/37	PEN	5,171	1,763,889
6.95%, 08/12/31	PEN	11,900	4,135,659
8.20%, 08/12/26	PEN	17,317	6,498,917

			18,332,814
PHILIPPINES — 4.43%
Philippine Government International Bond
3.90%, 11/26/22	PHP	323,000	5,954,492
4.95%, 01/15/21	PHP	11,000	211,638
4.95%, 01/15/21	PHP	227,000	4,367,435
6.25%, 01/14/36	PHP	385,000	8,053,459

			18,587,024
POLAND — 5.17%
Republic of Poland Government Bond
0.00%, 04/25/19[a]	PLN	1,153	324,924
1.50%, 04/25/20	PLN	14,310	4,083,011
1.75%, 07/25/21	PLN	8,881	2,526,374
2.50%, 07/25/26	PLN	9,991	2,755,876
2.50%, 07/25/27	PLN	7,786	2,124,881
3.25%, 07/25/19	PLN	835	243,824
3.25%, 07/25/25	PLN	7,440	2,178,882
4.00%, 10/25/23	PLN	3,859	1,185,328
5.25%, 10/25/20	PLN	3,121	969,824
5.50%, 10/25/19	PLN	3,477	1,052,215
5.75%, 10/25/21	PLN	5,900	1,899,383
5.75%, 09/23/22	PLN	7,082	2,316,387

			21,660,909
ROMANIA — 4.31%
Romania Government Bond
3.25%, 03/22/21	RON	16,475	4,232,939

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF

April 30, 2018

Security	Principal (000s)		Value
3.50%, 12/19/22	RON	19,645	$4,950,570
4.75%, 06/24/19	RON	7,115	1,882,132
5.80%, 07/26/27	RON	4,110	1,159,058
5.85%, 04/26/23	RON	14,890	4,133,626
5.95%, 06/11/21	RON	6,190	1,710,871

			18,069,196
RUSSIA — 4.13%
Russian Federal Bond – OFZ
6.80%, 12/11/19	RUB	35,559	566,270
7.00%, 01/25/23	RUB	480,176	7,705,840
7.05%, 01/19/28	RUB	90,908	1,432,391
7.50%, 08/18/21	RUB	75,350	1,224,570
7.60%, 04/14/21	RUB	93,910	1,528,588
7.70%, 03/23/33	RUB	72,914	1,189,884
8.15%, 02/03/27	RUB	155,934	2,635,152
8.50%, 09/17/31	RUB	58,000	1,015,683

			17,298,378
SOUTH AFRICA — 5.24%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	17,469	1,068,194
6.50%, 02/28/41	ZAR	18,685	1,133,588
6.75%, 03/31/21	ZAR	1,000	78,972
7.00%, 02/28/31	ZAR	6,000	419,296
7.75%, 02/28/23	ZAR	14,200	1,142,405
8.00%, 01/31/30	ZAR	81,745	6,268,346
8.50%, 01/31/37	ZAR	26,080	2,000,858
8.75%, 01/31/44	ZAR	20,000	1,550,765
8.75%, 02/28/48	ZAR	15,832	1,228,855
8.88%, 02/28/35	ZAR	35,000	2,799,273
10.50%, 12/21/26	ZAR	46,950	4,291,247

			21,981,799
THAILAND — 4.45%
Thailand Government Bond
2.13%, 12/17/26	THB	26,182	807,893
2.55%, 06/26/20	THB	46,775	1,512,331
3.40%, 06/17/36	THB	21,600	709,828
3.63%, 06/16/23	THB	58,228	1,990,713
3.65%, 12/17/21	THB	112,202	3,793,729
3.78%, 06/25/32	THB	13,638	472,233
3.85%, 12/12/25	THB	52,949	1,852,935
3.88%, 06/13/19	THB	36,250	1,177,994
4.26%, 12/12/37[b]	THB	970	35,368

Security	Principal or Shares (000s)		Value
4.88%, 06/22/29	THB	165,130	$6,298,673

			18,651,697
TURKEY — 4.40%
Turkey Government Bond
8.00%, 03/12/25	TRY	2,652	523,527
8.50%, 07/10/19	TRY	5,969	1,383,871
8.50%, 09/14/22	TRY	7,099	1,486,071
8.80%, 09/27/23	TRY	24,238	5,076,854
9.00%, 07/24/24	TRY	6,929	1,461,562
9.50%, 01/12/22	TRY	19,670	4,313,586
10.50%, 01/15/20	TRY	4,503	1,052,851
10.50%, 08/11/27	TRY	2,446	546,442
10.60%, 02/11/26	TRY	3,000	674,497
10.70%, 02/17/21	TRY	4,700	1,076,078
11.00%, 02/24/27	TRY	3,700	848,676

			18,444,015
URUGUAY — 4.34%
Uruguay Government International Bond
8.50%, 03/15/28[b]	UYU	225,590	7,520,245
9.88%, 06/20/22[b]	UYU	292,700	10,650,472

			18,170,717
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $405,515,992)			398,328,346

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.65%[c,d]		973	973,424

			973,424

TOTAL SHORT-TERM INVESTMENTS
(Cost: $973,424)			973,424

TOTAL INVESTMENTS IN SECURITIES — 95.26%
(Cost: $406,489,416)			399,301,770
Other Assets, Less Liabilities — 4.74%			19,857,887

NET ASSETS — 100.00%			$419,159,657

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF

April 30, 2018

Currency abbreviations:

ARS — Argentina Peso

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peru Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — New Russian Ruble

THB — Thai Baht

TRY — Turkish Lira

UYU — Uruguayan Peso

ZAR — South African Rand

[a]	Zero-coupon bond.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	490	483	[b]	—	973	$973,424	$6,324	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign government obligations	$—	$398,328,346	$—	$398,328,346
Money market funds	973,424	—	—	973,424

Total	$973,424	$398,328,346	$—	$399,301,770

See notes to financial statements.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 97.30%

AUSTRALIA — 0.22%
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[a]	USD	130	$129,025
5.13%, 03/15/23 (Call 12/15/22)[a]	USD	100	99,563
5.13%, 05/15/24 (Call 02/15/24)[a,b]	USD	135	133,549
Origin Energy Finance Ltd.
4.00%, 09/16/74 (Call 09/16/19)[c,d,e]	EUR	100	125,557

			487,694
AUSTRIA — 0.12%
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[c]	EUR	100	138,922
Wienerberger AG
2.00%, 05/02/24 [c]	EUR	50	61,727
5.00%, (Call 02/09/21)[d,e,f]	EUR	50	65,403

			266,052
BELGIUM — 0.27%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	140,225
Ethias SA
5.00%, 01/14/26[c]	EUR	100	138,048
Telenet Finance Luxembourg Note
5.50%, 03/01/28 (Call 12/01/22)[a]	USD	200	189,837
Telenet Finance Luxembourg Notes Sarl
3.50%, 03/01/28 (Call 12/01/22)[c]	EUR	100	118,469

			586,579
BERMUDA — 0.07%
Weatherford International Ltd.
9.88%, 02/15/24 (Call 11/15/23)[b]	USD	150	144,313

			144,313
CANADA — 3.33%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a,b]	USD	275	262,932
4.63%, 01/15/22 (Call 05/31/18)[a]	USD	225	225,844
5.00%, 10/15/25 (Call 10/15/20)[a]	USD	500	482,650
Air Canada
4.75%, 10/06/23 (Call 10/06/19)[a]	CAD	25	20,043

Security	Principal (000s)		Value
7.75%, 04/15/21[a]	USD	75	$82,071
Baytex Energy Corp.
6.63%, 07/19/22 (Call 05/30/18)	CAD	50	37,386
Bombardier Inc.
5.75%, 03/15/22[a,b]	USD	100	100,813
6.00%, 10/15/22 (Call 05/31/18)[a]	USD	225	224,501
6.13%, 05/15/21[c]	EUR	100	132,183
6.13%, 01/15/23[a]	USD	225	226,566
7.50%, 12/01/24 (Call 12/01/20)[a]	USD	175	184,187
7.50%, 03/15/25 (Call 03/15/20)[a,b]	USD	275	286,090
7.75%, 03/15/20[a]	USD	150	160,007
8.75%, 12/01/21[a,b]	USD	250	278,207
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 5/15/18)[a]	CAD	50	39,822
6.50%, 12/15/20 (Call 05/31/18)[a,b]	USD	50	50,535
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 05/31/18)[a,b]	USD	75	76,313
Cascades Inc.
5.50%, 07/15/21 (Call 05/30/18)[a]	CAD	25	19,828
CES Energy Solutions Corp.
6.38%, 10/21/24 (Call 10/21/20)	CAD	50	39,193
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[c]	EUR	100	128,183
Crew Energy Inc.
6.50%, 03/14/24 (Call 03/14/20)[a]	CAD	50	35,980
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)[a]	USD	125	123,438
Gibson Energy Inc.
5.25%, 07/15/24 (Call 07/15/20)[c]	CAD	100	77,876
5.38%, 07/15/22 (Call 7/15/18)[a]	CAD	50	39,344
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 05/30/18)[a]	CAD	50	40,027
Iron Mountain Canada Operations ULC
5.38%, 09/15/23 (Call 09/15/19)[a]	CAD	25	19,831
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 05/31/18)[a]	USD	200	87,000
MEG Energy Corp.
6.38%, 01/30/23 (Call 05/31/18)[a]	USD	150	135,375

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
6.50%, 01/15/25 (Call 01/15/20)[a,b]	USD	150	$149,196
7.00%, 03/31/24 (Call 09/30/18)[a,b]	USD	175	157,062
Newalta Corp.
Series 2
7.75%, 11/14/19 (Call 05/30/18)	CAD	22	17,110
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[a]	USD	165	159,683
5.00%, 05/01/25 (Call 01/31/25)[a]	USD	100	96,372
5.25%, 08/01/23 (Call 08/01/18)[a]	USD	100	100,132
5.25%, 06/01/27 (Call 03/03/27)[a]	USD	200	192,440
NuVista Energy Ltd.
6.50%, 03/02/23 (Call 03/02/20)	CAD	50	38,906
Open Text Corp.
5.63%, 01/15/23 (Call 05/31/18)[a]	USD	150	155,944
5.88%, 06/01/26 (Call 06/01/21)[a]	USD	180	186,915
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	100	78,340
5.75%, 09/16/24 (Call 09/16/19)[a]	CAD	25	19,766
5.75%, 09/16/24 (Call 09/16/19)	CAD	50	39,531
6.00%, 11/21/22 (Call 05/30/18)	CAD	50	40,011
Postmedia Network Inc.
8.25%, 07/15/21 (Call 05/30/18)[a]	CAD	1	435
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	USD	75	70,665
7.13%, 01/15/26 (Call 11/15/20)[a]	USD	80	80,693
Quebecor Media Inc.
5.75%, 01/15/23	USD	225	230,625
6.63%, 01/15/23 [a]	CAD	160	134,795
Russel Metals Inc.
6.00%, 04/19/22 (Call 4/19/19)[a]	CAD	25	19,843
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)[a]	USD	110	106,901
6.75%, 05/01/23 (Call 05/31/18)[a]	USD	75	77,860
6.88%, 06/30/23 (Call 06/30/18)[a,b]	USD	125	130,042
Superior Plus LP
5.13%, 08/27/25 (Call 02/27/21)	CAD	50	38,792
5.25%, 02/27/24 (Call 02/27/20)	CAD	50	39,247
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[b]	USD	125	121,288
4.75%, 01/15/22 (Call 10/15/21)	USD	150	152,250
8.50%, 06/01/24 (Call 06/01/19)[a]	USD	100	111,625

Security	Principal (000s)		Value
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 05/31/18)[a,b]	USD	175	$169,794
7.50%, 07/15/21 (Call 05/31/18)[a]	USD	300	304,875
Videotron Ltd.
5.00%, 07/15/22	USD	125	127,244
5.13%, 04/15/27 (Call 04/15/22)[a]	USD	135	132,329
5.38%, 06/15/24 (Call 03/15/24)[a]	USD	100	102,753
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	40,880
5.75%, 01/15/26 (Call 09/15/20)[c]	CAD	75	61,196

			7,301,765
DENMARK — 0.11%
Norican A/S
4.50%, 05/15/23 (Call 11/15/19)[c]	EUR	100	110,314
TDC A/S
3.50%, 02/26/49 (Call 02/26/21)[c,d,e]	EUR	100	120,927

			231,241
FINLAND — 0.44%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)[c]	EUR	100	121,754
2.00%, 03/15/24 (Call 12/15/23)[c]	EUR	125	152,142
3.38%, 06/12/22	USD	125	120,076
4.38%, 06/12/27	USD	80	74,100
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[c]	EUR	100	126,349
2.50%, 03/21/28 (Call 12/21/27)[c]	EUR	100	122,344
Teollisuuden Voima OYJ
2.13%, 02/04/25 (Call 11/04/24)[c]	EUR	100	120,635
2.50%, 03/17/21[c]	EUR	100	126,489

			963,889

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
FRANCE — 4.28%
Altice France SA/France
5.38%, 05/15/22 (Call 5/15/18)[c]	EUR	200	$247,216
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	200	249,396
6.00%, 05/15/22 (Call 05/31/18)[a]	USD	700	691,684
6.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	190,026
7.38%, 05/01/26 (Call 05/01/21)[a]	USD	1,000	970,000
Autodis SA
4.38%, 05/01/22 (Call 5/1/18)[c]	EUR	100	123,469
Banijay Group SAS
4.00%, 07/01/22 (Call 07/01/19)[c]	EUR	100	124,201
Burger King France SAS
6.00%, 05/01/24 (Call 05/01/20)[c]	EUR	100	129,681
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)[c]	EUR	200	234,554
4.05%, 08/05/26 (Call 05/05/26)[c]	EUR	100	121,621
4.50%, 03/07/24 (Call 12/07/23)[c]	EUR	200	255,077
4.56%, 01/25/23[c]	EUR	100	130,549
5.24%, 03/09/20	EUR	100	130,130
5.98%, 05/26/21[c]	EUR	200	271,848
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)[c]	EUR	100	110,278
6.50%, 07/15/22 (Call 07/15/19)[c]	EUR	200	245,789
ContourGlobal Power Holdings SA
5.13%, 06/15/21 (Call 06/15/18)[c]	EUR	100	124,349
Elis SA
1.88%, 02/15/23 (Call 11/15/22)[c]	EUR	100	120,540
2.88%, 02/15/26 (Call 11/15/25)[c]	EUR	100	119,854
3.00%, 04/30/22 (Call 6/13/18)[c]	EUR	100	122,609

Security	Principal (000s)		Value
Europcar Groupe SA
4.13%, 11/15/24 (Call 11/15/20)[c]	EUR	200	$240,487
5.75%, 06/15/22 (Call 06/15/18)[c]	EUR	100	124,813
Faurecia SA
2.63%, 06/15/25 (Call 06/15/21)[c]	EUR	100	122,649
3.63%, 06/15/23 (Call 06/15/19 [c]	EUR	100	126,512
Fnac Darty SA
3.25%, 09/30/23 (Call 09/30/19)[c]	EUR	100	125,579
La Financiere Atalian SAS
4.00%, 05/15/24 (Call 05/15/20)[c]	EUR	100	117,240
Loxam SAS
4.88%, 07/23/21 (Call 7/23/18)[c]	EUR	73	90,145
6.00%, 04/15/25 (Call 04/15/20)[c]	EUR	100	130,709
Mobilux Finance SAS
5.50%, 11/15/24 (Call 11/15/19)[c]	EUR	100	124,142
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[c]	EUR	100	129,171
Novafives SAS
4.50%, 06/30/21 (Call 06/30/18)[c]	EUR	100	122,746
5.00%, 06/15/25 (Call 06/15/21)[c]	EUR	100	122,934
Orano SA
3.13%, 03/20/23 (Call 12/20/22)[c]	EUR	200	248,654
3.25%, 09/04/20[c]	EUR	100	127,436
3.50%, 03/22/21	EUR	200	257,975
4.88%, 09/23/24	EUR	150	198,819
Paprec Holding SA
4.00%, 03/31/25 (Call 03/31/21)[c]	EUR	100	122,147
Peugeot SA
2.00%, 03/23/24[c]	EUR	100	122,847
2.00%, 03/20/25 (Call 12/20/24)[c]	EUR	100	120,715
2.38%, 04/14/23[c]	EUR	100	127,588
Rexel SA
2.63%, 06/15/24 (Call 03/15/20)[c]	EUR	100	122,593
3.50%, 06/15/23 (Call 06/15/19)[c]	EUR	100	125,187
SASU Newco SAB 20 SAS
4.25%, 09/30/24 (Call 09/30/20)[c]	EUR	100	117,769
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[c]	EUR	100	122,418
SPIE SA
3.13%, 03/22/24 (Call 09/22/23)[c]	EUR	100	121,956
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[c]	EUR	150	188,109
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[c]	EUR	200	230,141

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Vallourec SA
2.25%, 09/30/24[c]	EUR	100	$98,505
3.25%, 08/02/19[c]	EUR	100	124,353
6.63%, 10/15/22 (Call 10/15/20)[c]	EUR	200	249,218
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[c]	EUR	100	124,845
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[c]	EUR	100	128,089

			9,369,362
GERMANY — 3.24%
Adler Pelzer Holding GmbH
4.13%, 04/01/24 (Call 04/01/20)[c]	EUR	100	123,236
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)[c]	EUR	200	242,242
1.88%, 04/27/23 (Call 03/27/23)[c]	EUR	100	118,983
3.00%, 04/27/26 (Call 02/27/26)[c]	EUR	100	120,479
Bilfinger SE
2.38%, 12/07/19[c]	EUR	100	124,448
BMBG Bond Finance SCA
3.00%, 06/15/21 (Call 06/15/18)[c]	EUR	100	122,459
CBR Fashion Finance BV
5.13%, 10/01/22 (Call 10/01/19)[c]	EUR	100	106,322
CTC BondCo GmbH
5.25%, 12/15/25 (Call 12/15/20)[c]	EUR	100	119,358
DEMIRE Deutsche Mittelstand Real Estate AG
2.88%, 07/15/22 (Call 07/15/19)[c]	EUR	100	123,111
Deutsche Bank AG
2.75%, 02/17/25[c]	EUR	200	243,103
4.30%, 05/24/28 (Call 05/24/23)[d,e]	USD	300	286,152
4.50%, 05/19/26	EUR	100	132,720
Deutsche Bank AG/New York NY
4.88%, 12/01/32 (Call 12/01/27)[d,e]	USD	200	183,993
Deutsche Lufthansa AG
5.13%, 08/12/75 (Call 02/12/21)[c,d,e]	EUR	100	131,726
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[c]	EUR	100	125,470
Hapag-Lloyd AG
5.13%, 07/15/24 (Call 07/15/20)[c]	EUR	100	123,453
6.75%, 02/01/22 (Call 02/01/19)[c]	EUR	100	127,877

Security	Principal (000s)		Value
K+S AG
2.63%, 04/06/23 (Call 01/06/23)[c]	EUR	100	$126,298
3.00%, 06/20/22[c]	EUR	100	128,934
4.13%, 12/06/21[c]	EUR	100	132,990
KME AG
6.75%, 02/01/23 (Call 02/01/20)[c]	EUR	100	122,535
Kronos International Inc.
3.75%, 09/15/25 (Call 09/15/20)[c]	EUR	100	122,801
LANXESS AG
4.50%, 12/06/76 (Call 06/06/23)[c,d,e]	EUR	100	132,345
METRO AG
1.50%, 03/19/25[c]	EUR	200	235,746
Nidda BondCo GmbH
5.00%, 09/30/25 (Call 09/30/20)[c]	EUR	100	118,075
Nidda Healthcare Holding GmbH
3.50%, 09/30/24 (Call 09/30/20)[c]	EUR	100	119,028
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	64,773
Nordex SE
6.50%, 02/01/23 (Call 02/01/20)[c]	EUR	125	140,579
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[c]	EUR	100	126,921
Platin 1426 GmbH
5.38%, 06/15/23 (Call 12/15/19)[c]	EUR	100	119,610
PrestigeBidCo GmbH
6.25%, 12/15/23 (Call 12/15/19)[c]	EUR	100	128,788
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[c]	EUR	100	123,870
Raffinerie Heide GmbH
6.38%, 12/01/22 (Call 12/01/19)[c]	EUR	100	121,138
RWE AG
2.75%, 04/21/75 (Call 10/21/20)[c,d,e]	EUR	100	124,301
3.50%, 04/21/75 (Call 04/21/25)[c,d,e]	EUR	100	126,165
Safari Holding Verwaltungs GmbH
5.38%, 11/30/22 (Call 12/15/19)[c]	EUR	100	123,526
Senvion Holding GmbH
3.88%, 10/25/22 (Call 05/01/19)[c]	EUR	100	110,022
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)[c]	EUR	350	427,699
1.75%, 11/25/20 (Call 08/25/20)[c]	EUR	100	124,359

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
2.50%, 02/25/25[c]	EUR	100	$127,175
2.75%, 03/08/21 (Call 12/08/20)[c]	EUR	200	254,809
TUI AG
2.13%, 10/26/21 (Call 07/26/21)[c]	EUR	100	125,618
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[c]	EUR	100	127,924
6.13%, 01/15/25 (Call 01/15/20)[a]	USD	200	209,935
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[c]	EUR	100	127,949
4.00%, 01/15/25 (Call 01/15/20)[c]	EUR	200	255,652
5.63%, 04/15/23 (Call 4/15/19)[c]	EUR	70	86,986
WEPA Hygieneprodukte GmbH
3.75%, 05/15/24 (Call 05/15/19)[c]	EUR	100	118,685

			7,090,368
GREECE — 0.33%
Intralot Capital Luxembourg SA
5.25%, 09/15/24 (Call 09/15/20)[c]	EUR	100	121,149
6.75%, 09/15/21 (Call 09/15/18)[c]	EUR	100	126,640
OTE PLC
3.50%, 07/09/20[c]	EUR	200	254,807
Public Power Corp Finance PLC
5.50%, 05/01/19 (Call 5/1/18)[c]	EUR	70	83,784
Titan Global Finance PLC
3.50%, 06/17/21[c]	EUR	100	127,040

			713,420
GUERNSEY — 0.05%
Summit Germany Ltd.
2.00%, 01/31/25 (Call 01/31/21)[c]	EUR	100	117,520

			117,520
IRELAND — 1.55%
AIB Group PLC
1.50%, 03/29/23[c]	EUR	100	120,972
Allied Irish Banks PLC
4.13%, 11/26/25 (Call 11/26/20)[c,d,e]	EUR	100	129,508
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 (Call 03/15/20)[c]	EUR	150	183,576
4.13%, 05/15/23 (Call 05/15/19)[c]	EUR	100	126,303
4.25%, 09/15/22 (Call 03/15/19)[a,b]	USD	200	198,444
4.63%, 05/15/23 (Call 05/15/19)[a]	USD	200	200,295

Security	Principal (000s)		Value
4.75%, 07/15/27 (Call 07/15/22)[c]	GBP	100	$134,304
6.00%, 02/15/25 (Call 02/15/20)[a]	USD	400	405,500
6.75%, 05/15/24 (Call 05/15/19)[c]	EUR	100	131,519
7.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	211,403
Avolon Holdings Funding Ltd.
5.50%, 01/15/23 (Call 12/15/22)[a]	USD	100	99,229
Bank of Ireland
4.25%, 06/11/24 (Call 06/11/19)[c,d,e]	EUR	100	125,499
Bank of Ireland Group PLC
3.13%, 09/19/27 (Call 09/19/22)[c,d,e]	GBP	100	135,763
eircom Finance DAC
4.50%, 05/31/22 (Call 05/31/18)[c]	EUR	100	123,664
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)[a]	USD	155	147,896
5.25%, 08/15/22[a,b]	USD	325	323,781
5.50%, 02/15/24[a]	USD	225	218,531
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)[c]	EUR	100	125,303
3.25%, 06/01/21 (Call 03/10/21)[c]	EUR	100	129,347
4.13%, 01/30/20[c]	EUR	100	128,966

			3,399,803
ITALY — 5.67%
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[c]	EUR	100	125,500
Banca IFIS SpA
4.50%, 10/17/27 (Call 10/17/22)[c,d,e]	EUR	100	122,556
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	100	123,566
5.38%, 01/18/28 (Call 01/18/23)[c,d,e]	EUR	100	115,081
Banco BPM SpA
2.75%, 07/27/20[c]	EUR	200	251,691
4.38%, 09/21/27 (Call 09/21/22)[c,d,e]	EUR	175	217,028
6.00%, 11/05/20[c]	EUR	100	130,205
7.13%, 03/01/21[c]	EUR	100	134,753
BPER Banca
5.13%, 05/31/27 (Call 05/31/22)[c,d,e]	EUR	100	125,592

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[c]	EUR	100	$126,476
CMF SpA
9.00%, 06/15/22 (Call 06/15/20)[c]	EUR	100	110,584
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 02/15/23 (Call 11/15/19)[c]	EUR	100	115,325
6.88%, 08/01/22 (Call 08/01/19)[c]	EUR	100	119,761
EVOCA SpA
7.00%, 10/15/23 (Call 10/15/19)[c]	EUR	100	127,666
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21[c]	EUR	200	269,689
4.75%, 07/15/22[c]	EUR	300	411,425
6.75%, 10/14/19[c]	EUR	200	264,558
Iccrea Banca SpA
1.50%, 02/21/20[c]	EUR	100	121,937
1.50%, 10/11/22[c]	EUR	150	180,969
1.88%, 11/25/19[c]	EUR	100	122,827
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[c]	EUR	100	127,303
4.75%, 02/15/23 (Call 08/15/22)[c]	EUR	100	132,464
5.63%, 02/15/20 (Call 11/15/19)[a]	USD	200	204,808
Intesa Sanpaolo SpA
2.86%, 04/23/25[c]	EUR	100	124,489
3.93%, 09/15/26[c]	EUR	200	261,640
5.00%, 09/23/19[c]	EUR	150	192,605
5.15%, 07/16/20	EUR	200	264,775
6.63%, 09/13/23[c]	EUR	300	448,814
Leonardo SpA
4.50%, 01/19/21	EUR	100	133,908
5.25%, 01/21/22	EUR	100	140,006
8.00%, 12/16/19	GBP	100	151,822
Mediobanca Banca di Credito Finanziario SpA
5.00%, 11/15/20	EUR	200	267,417
5.75%, 04/18/23	EUR	100	142,201
Pro-Gest SpA
3.25%, 12/15/24 (Call 12/15/20)[c]	EUR	100	117,638
Saipem Finance International BV
2.75%, 04/05/22[c]	EUR	100	123,846
3.00%, 03/08/21[c]	EUR	100	125,885
3.75%, 09/08/23[c]	EUR	100	127,989
Salini Impregilo SpA
1.75%, 10/26/24[c]	EUR	100	110,845
3.75%, 06/24/21[c]	EUR	100	128,086

Security	Principal (000s)		Value
Sisal Group SpA
7.00%, 07/31/23 (Call 07/31/19)[c]	EUR	100	$128,288
Snaitech SpA
6.38%, 11/07/21 (Call 11/07/18)[c]	EUR	100	127,943
Societa Cattolica di Assicurazioni SC
4.25%, 12/14/47 (Call 12/14/27)[c,d,e]	EUR	100	122,562
Telecom Italia Capital SA
7.18%, 06/18/19	USD	150	155,818
Telecom Italia SpA
4.00%, 01/21/20[c]	EUR	100	128,788
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)[c]	EUR	200	239,781
2.50%, 07/19/23[c]	EUR	300	380,700
3.00%, 09/30/25[c]	EUR	200	256,933
3.25%, 01/16/23[c]	EUR	100	131,744
3.63%, 01/19/24[c]	EUR	100	133,997
3.63%, 05/25/26[c]	EUR	200	266,132
4.50%, 01/25/21[c]	EUR	100	133,955
4.88%, 09/25/20[c]	EUR	100	134,014
5.25%, 02/10/22[c]	EUR	150	210,817
5.30%, 05/30/24[a]	USD	200	203,700
6.38%, 06/24/19	GBP	100	145,230
UniCredit SpA
4.38%, 01/03/27 (Call 01/03/22)[c,d,e]	EUR	100	131,310
5.75%, 10/28/25 (Call 10/28/20)[c,d,e]	EUR	300	400,634
5.86%, 06/19/32 (Call 06/19/27)[a,d,e]	USD	200	199,578
6.95%, 10/31/22[c]	EUR	300	443,875
Unione di Banche Italiane SpA
4.25%, 05/05/26 (Call 05/05/21)[c,d,e]	EUR	100	125,993
4.45%, 09/15/27 (Call 09/15/22)[c,d,e]	EUR	100	127,111
Unipol Gruppo SpA
3.00%, 03/18/25[c]	EUR	115	139,485
3.50%, 11/29/27 (Call 08/29/27)[c]	EUR	100	120,602
4.38%, 03/05/21[c]	EUR	100	132,130
UnipolSai Assicurazioni SpA
3.88%, 03/01/28[c]	EUR	100	117,555
Wind Tre SpA
2.63%, 01/20/23 (Call 11/03/19)[c]	EUR	300	329,623

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
3.13%, 01/20/25 (Call 11/03/20)[c]	EUR	300	$319,167
5.00%, 01/20/26 (Call 11/03/20)[a]	USD	350	292,373

			12,423,568
JAPAN — 0.80%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)[c]	EUR	350	392,019
4.00%, 07/30/22 (Call 04/30/22)[c]	EUR	200	253,493
4.00%, 04/20/23 (Call 01/20/23)[c]	EUR	100	123,004
4.00%, 09/19/29 (Call 06/21/29)[c]	EUR	125	136,477
4.50%, 04/15/20[a]	USD	400	410,500
4.50%, 04/20/25 (Call 01/20/25)[c]	EUR	150	181,711
4.75%, 07/30/25 (Call 04/30/25)[c]	EUR	100	122,409
5.25%, 07/30/27 (Call 04/30/27)[c]	EUR	100	124,573

			1,744,186
LUXEMBOURG — 3.18%
Altice Financing SA
5.25%, 02/15/23 (Call 2/15/19)[c]	EUR	100	125,053
6.63%, 02/15/23 (Call 05/31/18)[a]	USD	400	399,500
7.50%, 05/15/26 (Call 05/15/21)[a]	USD	400	393,000
Altice Finco SA
4.75%, 01/15/28 (Call 10/15/22)[c]	EUR	100	106,959
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[c]	EUR	100	116,645
7.25%, 05/15/22 (Call 5/15/18)[c]	EUR	350	418,592
7.63%, 02/15/25 (Call 02/15/20)[a,b]	USD	200	179,934
7.75%, 05/15/22 (Call 05/31/18)[a]	USD	600	573,600
ArcelorMittal
0.95%, 01/17/23 (Call 10/17/22)[c]	EUR	100	119,185
2.88%, 07/06/20[c]	EUR	100	127,669
3.13%, 01/14/22[c]	EUR	100	130,618
5.50%, 08/05/20	USD	125	129,636
5.75%, 03/01/21	USD	150	157,063
6.13%, 06/01/25[b]	USD	75	81,027
6.75%, 02/25/22	USD	125	135,156
Arena Luxembourg Finance Sarl
2.88%, 11/01/24 (Call 11/01/20)[c]	EUR	100	123,066
Crystal Almond SARL
10.00%, 11/01/21 (Call 11/01/18)[c]	EUR	100	131,244
DEA Finance SA
7.50%, 10/15/22 (Call 04/15/19)[c]	EUR	100	130,485
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[c]	EUR	100	124,995
8.50%, 11/01/22 (Call 11/01/18)[c]	GBP	100	142,212

Security	Principal (000s)		Value
INEOS Finance PLC
2.13%, 11/15/25 (Call 11/15/20)[c]	EUR	100	$116,379
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[c]	EUR	100	127,554
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a]	USD	125	109,327
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	USD	350	294,000
7.25%, 10/15/20 (Call 05/31/18)	USD	400	389,194
7.50%, 04/01/21 (Call 05/31/18)	USD	225	213,469
8.00%, 02/15/24 (Call 02/15/19)[a]	USD	250	263,478
9.50%, 09/30/22[a]	USD	100	114,625
9.75%, 07/15/25 (Call 07/15/21)[a,b]	USD	275	269,844
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 05/31/18)	USD	375	254,062
8.13%, 06/01/23 (Call 06/15/18)	USD	175	109,375
Matterhorn Telecom Holding SA
4.88%, 05/01/23 (Call 5/1/18)[c]	EUR	100	122,562
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 5/1/18)[c]	EUR	100	122,273
4.00%, 11/15/27 (Call 11/15/22)[c]	EUR	100	115,003
Picard Bondco SA
5.50%, 11/30/24 (Call 11/30/20)[c]	EUR	100	118,914
Swissport Financing Sarl
6.75%, 12/15/21 (Call 06/15/18)[c]	EUR	100	125,228
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[c]	EUR	100	126,554
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[c]	EUR	90	117,865

			6,955,345
NETHERLANDS — 2.10%
Constellium NV
4.63%, 05/15/21 (Call 5/15/18)[c]	EUR	100	122,008
6.63%, 03/01/25 (Call 03/01/20)[a,b]	USD	250	253,254
InterXion Holding NV
6.00%, 07/15/20 (Call 7/15/18)[c]	EUR	100	123,923
IPD 3 BV
4.50%, 07/15/22 (Call 07/15/19)[c]	EUR	100	122,980
Maxeda DIY Holding BV
6.13%, 07/15/22 (Call 07/15/19)[c]	EUR	100	113,698
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 05/31/18)[a]	USD	150	152,062

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
NXP BV/NXP Funding LLC
3.88%, 09/01/22[a]	USD	200	$196,372
4.13%, 06/15/20[a,b]	USD	200	201,328
4.13%, 06/01/21[a]	USD	200	200,500
4.63%, 06/01/23[a]	USD	200	201,441
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24 (Call 03/15/20)[c]	EUR	100	123,910
Saipem Finance International BV
2.63%, 01/07/25[c]	EUR	100	119,131
Samvardhana Motherson Automotive System Group BV
1.80%, 07/06/24[c]	EUR	100	114,780
Selecta Group BV
5.88%, 02/01/24 (Call 02/01/20)[c]	EUR	100	120,415
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	100	100,500
5.00%, 10/01/25[a]	USD	200	199,032
5.63%, 11/01/24[a]	USD	100	103,607
Steinhoff Europe AG
1.88%, 01/24/25 (Call 10/24/24)[c]	EUR	100	80,394
United Group BV
4.38%, 07/01/22 (Call 07/01/19)[c]	EUR	100	123,559
4.88%, 07/01/24 (Call 07/01/20)[c]	EUR	100	123,461
UPC Holding BV
3.88%, 06/15/29 (Call 06/15/22)[c]	EUR	100	114,579
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[c]	EUR	100	124,797
5.38%, 01/15/25 (Call 01/15/20)[a]	USD	200	195,250
UPCB Finance VII Ltd.
3.63%, 06/15/29 (Call 06/15/22)[c]	EUR	150	179,637
Ziggo Bond Co. BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	100	130,447
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[c]	EUR	100	122,409
6.00%, 01/15/27 (Call 01/15/22)[a,b]	USD	150	139,610
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	200	244,833
4.25%, 01/15/27 (Call 01/15/22)[c]	EUR	100	123,041
5.50%, 01/15/27 (Call 01/15/22)[a]	USD	350	329,875

			4,600,833

Security	Principal (000s)		Value
PORTUGAL — 0.12%
Banco Comercial Portugues SA
4.50%, 12/07/27 (Call 12/07/22)[c,d,e]	EUR	100	$119,593
EDP – Energias de Portugal SA
5.38%, 09/16/75 (Call 03/16/21)[c,d,e]	EUR	100	134,260

			253,853
SINGAPORE — 0.20%
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 4/15/19)[c]	EUR	200	249,664
Puma International Financing SA
5.13%, 10/06/24 (Call 10/06/20)[a]	USD	200	196,443

			446,107
SPAIN — 1.67%
Banco de Credito Social Cooperativo SA
7.75%, 06/07/27 (Call 06/07/22)[c,d,e]	EUR	100	118,994
Banco de Sabadell SA
5.63%, 05/06/26[c]	EUR	100	144,638
Bankia SA
3.38%, 03/15/27 (Call 03/15/22)[c,d,e]	EUR	100	128,163
4.00%, 05/22/24 (Call 05/22/19)[c,d,e]	EUR	200	250,196
Bankinter SA
2.50%, 04/06/27 (Call 04/06/22)[c,d,e]	EUR	100	125,010
CaixaBank SA
2.75%, 07/14/28 (Call 07/14/23)[c,d,e]	EUR	200	251,647
3.50%, 02/15/27 (Call 02/15/22)[c,d,e]	EUR	200	259,554
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)[c]	EUR	100	122,550
2.88%, 04/18/25 (Call 01/18/25)[c]	EUR	100	123,838
3.13%, 07/27/22[c]	EUR	100	130,031
Cirsa Funding Luxembourg SA
5.88%, 05/15/23 (Call 5/1/18)[c]	EUR	100	124,565
Codere Finance 2 Luxembourg SA
6.75%, 11/01/21 (Call 10/31/18)[c]	EUR	100	126,414

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
eDreams ODIGEO SA
8.50%, 08/01/21 (Call 08/01/18)[c]	EUR	98	$124,484
Gestamp Automocion SA
3.25%, 04/30/26 (Call 04/30/21)[c]	EUR	100	119,690
Gestamp Funding Luxembourg SA
3.50%, 05/15/23 (Call 05/15/19)[c]	EUR	100	125,164
Grifols SA
3.20%, 05/01/25 (Call 05/01/20)[c]	EUR	200	243,337
Grupo Antolin Dutch BV
5.13%, 06/30/22 (Call 06/30/18)[c]	EUR	100	124,595
Grupo Isolux Corsan SA
0.25%, 12/30/21 (Call 6/13/18)[g]	EUR	—	—
1.00%, 12/30/21 (Call 6/13/18)[g]	EUR	28	511
Grupo-Antolin Irausa SA
3.25%, 04/30/24 (Call 04/30/20)[c]	EUR	100	123,347
Haya Finance 2017 SA
5.25%, 11/15/22 (Call 11/15/19)[c]	EUR	100	110,160
Ibercaja Banco SA
5.00%, 07/28/25 (Call 07/28/20)[c,d,e]	EUR	100	126,828
Liberbank SA
6.88%, 03/14/27(Call 03/14/22)[c,d,e]	EUR	100	133,403
NH Hotel Group SA
3.75%, 10/01/23 (Call 10/01/19)[c]	EUR	100	126,792
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 3/15/19)[c]	EUR	100	122,018
Repsol International Finance BV
4.50%, 03/25/75 (Call 03/25/25)[c,d,e]	EUR	200	265,179

			3,651,108
SWEDEN — 0.80%
Fastighets AB Balder
3.00%, 03/07/78 (Call 03/07/23)[c,d,e]	EUR	100	118,189
Intrum Justitia AB
2.75%, 07/15/22 (Call 07/15/19)[c]	EUR	225	269,225
3.13%, 07/15/24 (Call 07/15/20)[c]	EUR	200	237,111
Ovako AB
5.00%, 10/05/22 (Call 10/05/19)	EUR	100	123,852
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[b]	USD	175	173,062
Series 7Y
1.88%, 03/01/24[c]	EUR	200	236,423

Security	Principal (000s)		Value
Unilabs Subholding AB
5.75%, 05/15/25 (Call 05/15/20)[c]	EUR	100	$119,752
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[c]	EUR	90	114,299
Verisure Midholding AB
5.75%, 12/01/23 (Call 12/01/19)[c]	EUR	200	239,749
Volvo Car AB
3.25%, 05/18/21[c]	EUR	100	129,420

			1,761,082
SWITZERLAND — 0.24%
Dufry Finance SCA
4.50%, 08/01/23 (Call 08/01/18)[c]	EUR	100	125,768
Dufry One BV
2.50%, 10/15/24 (Call 10/15/20)[c]	EUR	100	122,485
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 2/15/19)[c]	EUR	100	125,601
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/21)[a]	USD	150	151,926

			525,780
UNITED KINGDOM — 4.98%
Algeco Global Finance PLC
6.50%, 02/15/23 (Call 02/15/20)[c]	EUR	100	123,842
Amigo Luxembourg SA
7.63%, 01/15/24 (Call 01/15/20)[c]	GBP	100	141,870
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/18)[c]	GBP	100	144,508
Ashtead Capital Inc.
4.38%, 08/15/27 (Call 08/15/22)[a]	USD	200	188,250
Aston Martin Capital Holdings Ltd.
5.75%, 04/15/22 (Call 04/15/19)[c]	GBP	100	144,277
Boparan Finance PLC
5.50%, 07/15/21 (Call 7/15/18)[c]	GBP	100	130,793
Cabot Financial Luxembourg SA
7.50%, 10/01/23 (Call 10/01/19)[c]	GBP	100	146,009
CNH Industrial Finance Europe SA
1.38%, 05/23/22 (Call 02/23/22)[c]	EUR	100	123,465
1.75%, 09/12/25 (Call 06/12/25)[c]	EUR	100	121,725
2.88%, 05/17/23[c]	EUR	100	130,911
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)[b]	USD	100	95,711
4.50%, 08/15/23	USD	75	76,294
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[c]	EUR	200	267,171

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
4.50%, 04/15/20	USD	200	$202,603
5.25%, 04/15/23[b]	USD	200	207,514
Heathrow Finance PLC
3.88%, 03/01/27[c]	GBP	100	132,057
Iceland Bondco PLC
4.63%, 03/15/25 (Call 09/15/20)[c]	GBP	100	125,768
IDH Finance PLC
6.25%, 08/15/22 (Call 08/15/18)[c]	GBP	100	125,798
INEOS Finance PLC
4.00%, 05/01/23 (Call 5/1/18)[c]	EUR	200	246,305
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/31/18)[a]	USD	200	192,773
International Personal Finance PLC
5.75%, 04/07/21[c]	EUR	100	114,703
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24[c]	EUR	100	119,488
3.50%, 03/15/20 (Call 12/15/19)[a,b]	USD	200	198,910
3.88%, 03/01/23[c]	GBP	100	138,244
4.50%, 10/01/27 (Call 07/01/27)[a]	USD	200	180,253
Jerrold Finco PLC
6.25%, 09/15/21 (Call 09/15/18)[c]	GBP	100	141,665
KCA Deutag UK Finance PLC
9.63%, 04/01/23 (Call 04/01/20)[a]	USD	200	206,500
Lecta SA
6.50%, 08/01/23 (Call 08/01/19)[c]	EUR	100	123,432
Mclaren Finance PLC
5.00%, 08/01/22 (Call 08/01/19)[c]	GBP	100	136,557
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[c]	EUR	100	125,398
Miller Homes Group Holdings PLC
5.50%, 10/15/24 (Call 10/15/20)[c]	GBP	100	137,624
Nemean Bondco PLC
7.38%, 02/01/24 (Call 02/01/20)[c]	GBP	100	130,504
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[c]	GBP	100	61,722
Noble Holding International Ltd.
7.75%, 01/15/24 (Call 10/15/23)[b]	USD	150	139,559
7.88%, 02/01/26 (Call 02/01/21)[a]	USD	135	135,797
Nomad Foods Bondco PLC
3.25%, 05/15/24 (Call 05/15/20)[c]	EUR	100	122,081
Ocado Group PLC
4.00%, 06/15/24 (Call 06/15/20)[c]	GBP	100	136,185

Security	Principal (000s)		Value
Pinewood Finco PLC
3.75%, 12/01/23 (Call 12/01/19)[c]	GBP	100	$139,423
Pinnacle Bidco PLC
6.38%, 02/15/25 (Call 02/15/21)[c]	GBP	100	139,757
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 8/1/18)[c]	GBP	100	129,276
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 3/15/19)[c]	GBP	100	138,940
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[b]	USD	400	406,616
6.00%, 12/19/23	USD	375	397,501
6.10%, 06/10/23[b]	USD	175	185,774
6.13%, 12/15/22	USD	400	423,536
Shop Direct Funding PLC
7.75%, 11/15/22 (Call 11/15/19)[c]	GBP	100	117,379
Stonegate Pub Co. Financing PLC
4.88%, 03/15/22 (Call 03/15/19)[c]	GBP	150	204,165
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[c]	EUR	100	122,588
2.13%, 11/12/20 (Call 08/12/20)[c]	EUR	100	125,964
2.50%, 07/01/24[c]	EUR	200	256,999
Tesco PLC
6.13%, 02/24/22	GBP	100	157,637
Thomas Cook Group PLC
6.25%, 06/15/22 (Call 06/15/19)[c]	EUR	200	259,595
Travelex Financing PLC
8.00%, 05/15/22 (Call 05/15/20)[c]	EUR	100	120,998
Travis Perkins PLC
4.38%, 09/15/21[c]	GBP	100	143,130
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[c]	EUR	100	122,985
5.75%, 01/15/25 (Call 01/15/20)[a]	USD	200	190,368
6.38%, 04/15/23 (Call 05/11/18)[a]	USD	200	202,284
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24[c]	GBP	200	272,712
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[c]	GBP	100	135,239
5.00%, 04/15/27 (Call 04/15/22)[c]	GBP	100	136,282
5.25%, 01/15/26 (Call 01/15/20)[a]	USD	200	190,211
5.50%, 01/15/25 (Call 01/15/19)[c]	GBP	90	126,880
5.50%, 08/15/26 (Call 08/15/21)[a]	USD	200	193,000
6.25%, 03/28/29 (Call 01/15/21)[c]	GBP	100	145,387

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Viridian Group FinanceCo PLC/Viridian Power and Energy
4.00%, 09/15/25 (Call 09/15/20)[c]	EUR	150	$171,910
Worldpay Finance PLC
3.75%, 11/15/22 (Call 08/15/22)[c]	EUR	100	130,267

			10,903,069
UNITED STATES — 63.35%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 05/31/18)	USD	150	151,545
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[c]	EUR	200	244,187
ADT Corp. (The)
3.50%, 07/15/22	USD	200	186,491
4.13%, 06/15/23	USD	150	140,813
6.25%, 10/15/21	USD	175	182,875
AECOM
5.13%, 03/15/27 (Call 12/15/26)	USD	200	191,913
5.88%, 10/15/24 (Call 07/15/24)	USD	150	156,202
AES Corp./VA
4.00%, 03/15/21	USD	115	115,466
4.50%, 03/15/23 (Call 03/15/20)	USD	115	115,575
4.88%, 05/15/23 (Call 05/31/18)[b]	USD	125	125,781
5.13%, 09/01/27 (Call 09/01/22)	USD	70	70,923
5.50%, 04/15/25 (Call 04/15/20)[b]	USD	144	147,013
6.00%, 05/15/26 (Call 05/15/21)	USD	75	78,277
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)[b]	USD	75	73,406
5.00%, 04/01/23	USD	100	102,500
5.13%, 03/15/21	USD	75	76,938
5.50%, 02/15/22	USD	100	103,931
6.25%, 12/01/19[b]	USD	100	104,000
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)[b]	USD	75	72,750
7.63%, 10/01/21 (Call 05/31/18)[b]	USD	75	76,471
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	USD	225	196,312
6.63%, 06/15/24 (Call 06/15/19)	USD	225	210,375
Alcoa Nederland Holding BV
7.00%, 09/30/26 (Call 09/30/21)[a]	USD	200	218,000
Aleris International Inc.
7.88%, 11/01/20 (Call 05/31/18)	USD	75	73,888

Security	Principal (000s)		Value
9.50%, 04/01/21 (Call 05/31/18)[a]	USD	150	$156,375
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	USD	100	101,600
7.88%, 08/15/23 (Call 05/15/23)[b]	USD	75	81,454
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)[a]	USD	75	70,408
5.00%, 10/01/24 (Call 10/01/19)[a]	USD	200	196,067
Ally Financial Inc.
3.75%, 11/18/19[b]	USD	200	200,520
4.13%, 03/30/20	USD	100	100,500
4.13%, 02/13/22[b]	USD	125	124,414
4.25%, 04/15/21	USD	175	175,875
4.63%, 05/19/22	USD	75	75,670
4.63%, 03/30/25	USD	100	99,336
5.13%, 09/30/24	USD	135	138,495
5.75%, 11/20/25 (Call 10/20/25)[b]	USD	200	206,985
7.50%, 09/15/20[b]	USD	25	27,014
8.00%, 03/15/20	USD	100	107,741
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	USD	200	200,587
5.50%, 05/15/26 (Call 05/15/21)[a]	USD	400	391,000
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	USD	125	121,784
5.88%, 11/15/26 (Call 11/15/21)[b]	USD	90	87,426
6.13%, 05/15/27 (Call 05/15/22)[b]	USD	75	72,798
6.38%, 11/15/24 (Call 11/15/19)	GBP	100	139,844
AMC Networks Inc.
4.75%, 12/15/22 (Call 05/31/18)[b]	USD	100	100,500
4.75%, 08/01/25 (Call 08/01/21)[b]	USD	150	142,500
5.00%, 04/01/24 (Call 04/01/20)	USD	200	195,346
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	USD	100	100,437
5.50%, 10/01/19[a]	USD	125	127,406
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)[b]	USD	135	134,578
6.25%, 03/15/26 (Call 03/15/21)	USD	70	69,213
6.50%, 04/01/27 (Call 04/01/22)[b]	USD	100	99,351
6.63%, 10/15/22 (Call 05/31/18)[b]	USD	100	103,183
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	125	122,774
5.63%, 05/20/24 (Call 03/20/24)	USD	125	124,951
5.75%, 05/20/27 (Call 02/20/27)	USD	100	96,333
5.88%, 08/20/26 (Call 05/20/26)	USD	125	124,063

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Anixter Inc.
5.13%, 10/01/21[b]	USD	50	$51,031
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[b]	USD	125	124,678
5.13%, 12/01/22 (Call 05/31/18)	USD	200	201,125
5.38%, 11/01/21 (Call 05/31/18)	USD	125	126,756
5.63%, 06/01/23 (Call 06/01/18)	USD	125	127,656
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)[b]	USD	83	77,299
7.88%, 12/01/22 (Call 12/01/18)	USD	150	151,729
8.75%, 12/01/20 (Call 05/31/18)[b]	USD	200	197,250
Aramark International Finance Sarl
3.13%, 04/01/25 (Call 04/01/20)[c]	EUR	100	123,953
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	USD	150	145,370
5.00%, 04/01/25 (Call 04/01/20)[a]	USD	75	75,367
5.00%, 02/01/28 (Call 02/01/23)[a]	USD	200	195,000
5.13%, 01/15/24 (Call 01/15/19)	USD	175	177,910
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	USD	225	227,389
5.40%, 04/15/21 (Call 01/15/21)	USD	250	257,162
5.87%, 02/23/22	USD	100	104,750
6.15%, 08/15/20	USD	175	183,427
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a]	USD	275	295,625
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	USD	200	201,753
Avantor Inc.
4.75%, 10/01/24 (Call 10/01/20)[c]	EUR	100	120,803
6.00%, 10/01/24 (Call 10/01/20)[a]	USD	285	286,425
9.00%, 10/01/25 (Call 10/01/20)[a]	USD	350	353,167
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 05/31/18)[a]	USD	75	74,551
5.50%, 04/01/23 (Call 05/31/18)[b]	USD	150	148,500
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)[c]	EUR	100	123,398
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a,b]	USD	100	101,813
Avon Products Inc.
6.60%, 03/15/20	USD	75	75,750
7.00%, 03/15/23[b]	USD	75	69,000

Security	Principal (000s)		Value
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	125	$158,842
B&G Foods Inc.
4.63%, 06/01/21 (Call 05/31/18)	USD	150	148,199
5.25%, 04/01/25 (Call 04/01/20)[b]	USD	150	137,250
Ball Corp.
3.50%, 12/15/20	EUR	100	130,798
4.00%, 11/15/23	USD	175	171,561
4.38%, 12/15/20	USD	150	152,508
4.38%, 12/15/23	EUR	100	136,557
4.88%, 03/15/26 (Call 12/15/25)	USD	150	149,820
5.00%, 03/15/22	USD	150	155,360
5.25%, 07/01/25	USD	175	180,092
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (Call 11/01/20)[a]	USD	260	245,404
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	USD	75	68,426
8.75%, 03/15/22 (Call 03/15/19)	USD	110	118,147
Belden Inc.
3.88%, 03/15/28 (Call 03/15/23)[c]	EUR	150	176,344
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)[a,b]	USD	90	85,950
5.13%, 07/15/23 (Call 07/15/18)	USD	125	125,830
5.50%, 05/15/22 (Call 05/31/18)	USD	100	102,688
6.00%, 10/15/22 (Call 10/15/18)	USD	90	93,713
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	USD	150	172,062
10.00%, 10/15/25 (Call 10/15/20)	USD	125	146,562
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a,b]	USD	225	239,276
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/31/18)[a]	USD	325	324,187
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)	USD	150	156,250
6.88%, 05/15/23 (Call 05/16/18)	USD	125	131,163
Brand Industrial Services Inc.
8.50%, 07/15/25 (Call 07/15/20)[a]	USD	200	206,437
Buckeye Partners LP
6.38%, 01/22/78 (Call 01/22/23)[b,d,e]	USD	75	73,031

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[a]	USD	275	$276,787
7.25%, 04/15/25 (Call 04/15/20)[a,b]	USD	250	256,394
Cablevision Systems Corp.
5.88%, 09/15/22[b]	USD	150	147,643
8.00%, 04/15/20	USD	75	79,305
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/20)[a,b]	USD	300	286,500
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	400	344,000
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a]	USD	225	215,578
5.38%, 01/15/23 (Call 10/15/18)	USD	250	239,243
5.50%, 02/01/24 (Call 02/01/19)[b]	USD	125	114,661
5.75%, 01/15/25 (Call 10/15/19)[b]	USD	275	251,361
5.88%, 01/15/24 (Call 11/01/18)[a]	USD	75	75,551
6.00%, 01/15/22 (Call 05/31/18)[a]	USD	125	127,094
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 05/31/18)	USD	175	172,783
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 05/31/18)[b]	USD	130	133,250
7.50%, 09/15/20 (Call 05/31/18)	USD	25	25,250
Catalent Pharma Solutions Inc.
4.75%, 12/15/24 (Call 12/15/19)[c]	EUR	100	126,783
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)[a,b]	USD	450	414,145
5.13%, 02/15/23 (Call 05/31/18)	USD	200	200,929
5.13%, 05/01/23 (Call 05/31/18)[a]	USD	225	226,057
5.13%, 05/01/27 (Call 05/01/22)[a]	USD	600	560,903
5.25%, 03/15/21 (Call 05/31/18)	USD	50	50,508
5.25%, 09/30/22 (Call 05/31/18)	USD	200	203,000
5.38%, 05/01/25 (Call 05/01/20)[a]	USD	150	147,656
5.50%, 05/01/26 (Call 05/01/21)[a]	USD	275	267,071
5.75%, 09/01/23 (Call 05/31/18)	USD	100	101,000
5.75%, 01/15/24 (Call 07/15/18)	USD	225	226,869
5.75%, 02/15/26 (Call 02/15/21)[a]	USD	450	446,062
5.88%, 04/01/24 (Call 04/01/19)[a]	USD	350	354,637
5.88%, 05/01/27 (Call 05/01/21)[a]	USD	125	122,725

Security	Principal (000s)		Value
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	USD	105	$100,538
5.00%, 10/15/24 (Call 07/15/24)	USD	100	101,500
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 05/31/18)	USD	100	101,803
5.00%, 09/01/25 (Call 03/01/20)	USD	125	124,353
5.50%, 12/01/24 (Call 06/01/24)	USD	75	77,659
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	USD	200	202,542
4.75%, 01/15/25 (Call 01/15/20)	USD	200	194,180
5.63%, 02/15/21 (Call 05/31/18)	USD	250	256,875
6.13%, 02/15/24 (Call 02/15/19)	USD	200	209,500
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	USD	100	91,875
Series S
6.45%, 06/15/21	USD	275	281,187
Series T
5.80%, 03/15/22	USD	300	298,500
Series V
5.63%, 04/01/20	USD	225	227,429
Series W
6.75%, 12/01/23[b]	USD	125	124,355
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	USD	175	178,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 05/31/18)[a]	USD	250	249,375
7.50%, 04/01/28 (Call 04/01/23)[a]	USD	200	203,000
7.75%, 07/15/25 (Call 07/15/20)[a]	USD	200	210,390
CF Industries Inc.
3.45%, 06/01/23	USD	100	94,688
7.13%, 05/01/20	USD	174	185,527
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a]	USD	190	186,200
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	USD	100	99,000
6.13%, 05/15/23 (Call 5/15/18)	EUR	100	126,303
6.63%, 05/15/23 (Call 05/31/18)	USD	200	210,250
7.00%, 05/15/25 (Call 05/15/20)[b]	USD	150	161,307
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	USD	275	267,902
5.88%, 03/31/25 (Call 10/02/24)	USD	275	283,187
7.00%, 06/30/24 (Call 01/01/24)	USD	200	218,361

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)[a]	USD	300	$293,250
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 05/31/18)[b]	USD	75	71,866
6.13%, 02/15/21	USD	75	75,694
6.63%, 08/15/20	USD	75	76,714
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	270	285,935
8.00%, 01/15/25 (Call 01/15/20)[a,b]	USD	250	242,375
8.00%, 06/15/27 (Call 06/15/22)[a,b]	USD	225	216,562
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/31/18)	USD	175	161,437
6.25%, 03/31/23 (Call 03/31/20)	USD	550	501,118
6.88%, 02/01/22 (Call 05/31/18)[b]	USD	550	299,915
7.13%, 07/15/20 (Call 05/31/18)[b]	USD	225	178,714
8.00%, 11/15/19 (Call 05/31/18)[b]	USD	350	318,500
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	USD	150	148,083
5.13%, 12/15/22 (Call 05/31/18)	USD	75	76,214
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)[b]	USD	100	100,091
5.00%, 08/15/22	USD	200	204,250
5.00%, 08/01/23	USD	150	152,812
5.25%, 03/07/25 (Call 12/07/24)[b]	USD	100	102,125
5.38%, 05/15/20	USD	75	77,417
6.13%, 03/09/28	USD	75	77,625
Clean Harbors Inc.
5.13%, 06/01/21 (Call 05/31/18)	USD	200	201,250
5.25%, 08/01/20 (Call 05/31/18)	USD	40	40,143
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 05/31/18)	USD	100	102,000
Series B
6.50%, 11/15/22 (Call 05/31/18)	USD	400	409,000
7.63%, 03/15/20 (Call 05/31/18)[b]	USD	300	300,750
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)[a]	USD	100	97,490
5.75%, 03/01/25 (Call 03/01/20)[b]	USD	210	202,520
CNH Industrial Finance Europe SA
2.88%, 09/27/21[c]	EUR	100	130,525
CNX Resources Corp.
5.88%, 04/15/22 (Call 05/31/18)	USD	325	326,219
8.00%, 04/01/23 (Call 05/31/18)	USD	100	105,533

Security	Principal (000s)		Value
Colfax Corp.
3.25%, 05/15/25 (Call 05/15/20)[c]	EUR	125	$152,275
CommScope Inc.
5.00%, 06/15/21 (Call 05/11/18)[a]	USD	100	100,863
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	160	163,117
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[a,b]	USD	150	143,813
6.00%, 06/15/25 (Call 06/15/20)[a]	USD	230	236,900
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	USD	200	194,250
4.38%, 01/15/28 (Call 10/15/27)[a]	USD	185	182,081
4.50%, 04/15/23 (Call 01/15/23)	USD	275	278,382
5.00%, 09/15/22 (Call 05/31/18)[b]	USD	350	355,687
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	USD	75	74,138
5.88%, 07/01/25 (Call 07/01/20)	USD	100	97,000
6.38%, 10/01/22 (Call 05/31/18)	USD	75	76,465
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)[b]	USD	100	98,934
6.25%, 04/01/23 (Call 05/31/18)	USD	125	126,833
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	USD	175	172,225
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)	USD	50	46,313
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/26 (Call 02/01/21)[a,b]	USD	175	168,253
Crown European Holdings SA
2.25%, 02/01/23 (Call 11/01/22)[c]	EUR	100	121,947
2.63%, 09/30/24 (Call 03/31/24)[c]	EUR	100	121,309
2.88%, 02/01/26 (Call 08/01/25)[c]	EUR	100	118,976
3.38%, 05/15/25 (Call 11/15/24)[c]	EUR	100	124,793
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	100	131,946
CrownRock LP/CrownRock Finance Inc.
5.63%, 10/15/25 (Call 10/15/20)[a]	USD	200	197,663

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
CSC Holdings LLC
5.25%, 06/01/24	USD	125	$116,953
5.38%, 02/01/28 (Call 02/01/23)[a]	USD	200	186,500
5.50%, 04/15/27 (Call 04/15/22)[a]	USD	200	191,960
6.63%, 10/15/25 (Call 10/15/20)[a]	USD	200	205,985
6.75%, 11/15/21	USD	225	236,531
10.13%, 01/15/23 (Call 01/15/19)[a]	USD	200	221,672
10.88%, 10/15/25 (Call 10/15/20)[a]	USD	336	393,960
CyrusOne LP/CyrusOne Finance Corp.
5.38%, 03/15/27 (Call 03/15/22)	USD	100	100,125
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[a]	USD	75	75,943
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)[b]	USD	75	75,919
Darling Global Finance BV
3.63%, 05/15/26 (Call 05/15/21)[c]	EUR	100	122,357
4.75%, 05/30/22 (Call 05/30/18)[c]	EUR	100	123,870
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	USD	275	260,426
5.13%, 07/15/24 (Call 07/15/19)[b]	USD	325	314,483
5.75%, 08/15/22 (Call 05/31/18)	USD	200	204,500
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	100	96,500
4.75%, 09/30/21 (Call 06/30/21)[a]	USD	100	101,250
5.35%, 03/15/20[a]	USD	100	102,923
5.85%, 05/21/43 (Call 05/21/23)[a,d,e]	USD	100	95,000
Dell Inc.
4.63%, 04/01/21[b]	USD	75	75,790
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	USD	300	308,625
7.13%, 06/15/24 (Call 06/15/19)[a,b]	USD	300	319,500
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a,b]	USD	100	104,489
9.25%, 03/31/22 (Call 03/31/19)[a,b]	USD	100	103,991
Diamond BC BV
5.63%, 08/15/25 (Call 08/15/20)[c]	EUR	100	115,460
Diamond Offshore Drilling Inc.
7.88%, 08/15/25 (Call 05/15/25)[b]	USD	105	108,019

Security	Principal (000s)		Value
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	USD	100	$107,875
10.75%, 09/01/24 (Call 09/01/19)[a]	USD	125	139,141
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	USD	150	149,205
5.38%, 05/31/25 (Call 05/31/20)[b]	USD	60	60,570
DISH DBS Corp.
5.00%, 03/15/23[b]	USD	275	237,187
5.13%, 05/01/20	USD	200	199,000
5.88%, 07/15/22[b]	USD	375	345,844
5.88%, 11/15/24[b]	USD	375	319,687
6.75%, 06/01/21	USD	375	373,125
7.75%, 07/01/26[b]	USD	350	318,281
7.88%, 09/01/19	USD	250	259,375
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	USD	200	200,404
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	USD	100	108,760
Edgewell Personal Care Co.
4.70%, 05/19/21	USD	150	147,937
4.70%, 05/24/22[b]	USD	50	48,730
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	USD	160	158,600
EMC Corp.
2.65%, 06/01/20	USD	375	363,609
3.38%, 06/01/23 (Call 03/01/23)	USD	200	186,308
Encompass Health Corp.
5.75%, 11/01/24 (Call 05/31/18)[b]	USD	225	228,617
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)[a]	USD	105	105,558
5.75%, 01/30/28 (Call 01/30/23)[a]	USD	90	90,425
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a]	USD	400	290,250
6.00%, 02/01/25 (Call 02/01/20)[a]	USD	200	140,488
Endo Finance LLC
5.75%, 01/15/22 (Call 05/31/18)[a,b]	USD	125	102,357
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 05/31/18)[a]	USD	50	36,210
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)[b]	USD	175	169,035
5.50%, 06/01/27 (Call 03/01/27)	USD	175	174,310

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
5.88%, 01/15/24 (Call 10/15/23)[b]	USD	200	$204,500
7.50%, 10/15/20	USD	225	240,690
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[b]	USD	125	101,797
5.20%, 03/15/25 (Call 12/15/24)[b]	USD	125	102,500
7.75%, 02/01/26	USD	175	164,657
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 05/11/18)[a]	USD	150	147,615
5.63%, 07/15/22 (Call 05/31/18)[b]	USD	200	200,099
6.25%, 12/01/24 (Call 12/01/19)[a,b]	USD	100	104,000
EP Energy LLC/Everest Acquisition Finance Inc.
8.00%, 11/29/24 (Call 11/30/19)[a,b]	USD	100	102,952
8.00%, 02/15/25 (Call 02/15/20)[a]	USD	180	127,463
9.38%, 05/01/24 (Call 05/01/20)[a]	USD	200	152,737
Equinix Inc.
2.88%, 03/15/24 (Call 09/15/20)	EUR	100	120,314
2.88%, 10/01/25 (Call 10/01/20)	EUR	150	175,766
2.88%, 02/01/26 (Call 02/01/21)	EUR	200	232,616
5.38%, 01/01/22 (Call 05/31/18)	USD	125	128,895
5.38%, 04/01/23 (Call 06/05/18)	USD	200	205,500
5.38%, 05/15/27 (Call 05/15/22)[b]	USD	230	234,025
5.75%, 01/01/25 (Call 01/01/20)	USD	100	104,010
5.88%, 01/15/26 (Call 01/15/21)	USD	200	207,000
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	USD	255	249,262
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[a]	USD	175	175,214
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)[a]	USD	140	136,017
7.38%, 05/15/24 (Call 05/15/20)[a]	USD	75	78,556
Federal-Mogul LLC/Federal-Mogul Financing Corp.
4.88%, 04/15/22 (Call 04/15/19)[c]	EUR	175	219,276
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/31/18)[b]	USD	100	95,465
6.75%, 01/15/22 (Call 05/31/18)[b]	USD	100	94,407
6.75%, 06/15/23 (Call 06/15/19)[b]	USD	100	90,135

Security	Principal (000s)		Value
Fifth Third Bancorp.
5.10%, (Call 06/30/23)[d,e,f]	USD	125	$122,952
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	USD	350	352,037
5.38%, 08/15/23 (Call 08/15/18)[a]	USD	225	228,589
5.75%, 01/15/24 (Call 01/15/19)[a]	USD	400	406,250
7.00%, 12/01/23 (Call 12/01/18)[a]	USD	625	653,906
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/31/18)[a]	USD	150	148,875
5.00%, 07/01/25 (Call 07/01/20)[a]	USD	45	43,200
Freedom Mortgage Corp.
8.25%, 04/15/25 (Call 04/15/21)[a]	USD	103	103,129
Freeport-McMoRan Inc.
3.10%, 03/15/20	USD	181	178,683
3.55%, 03/01/22 (Call 12/01/21)[b]	USD	350	338,520
3.88%, 03/15/23 (Call 12/15/22)	USD	375	358,987
4.00%, 11/14/21	USD	100	99,232
4.55%, 11/14/24 (Call 08/14/24)[b]	USD	150	144,809
6.88%, 02/15/23 (Call 02/15/20)[b]	USD	150	160,516
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)[b]	USD	150	91,833
7.13%, 01/15/23	USD	175	124,755
7.63%, 04/15/24	USD	100	65,750
8.50%, 04/01/26 (Call 04/01/21)[a,b]	USD	300	290,152
8.75%, 04/15/22[b]	USD	100	83,506
10.50%, 09/15/22 (Call 06/15/22)	USD	400	351,443
11.00%, 09/15/25 (Call 06/15/25)	USD	650	500,500
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/31/18)	USD	75	73,290
6.25%, 05/15/26 (Call 02/15/21)	USD	75	71,625
6.50%, 10/01/25 (Call 10/01/20)[b]	USD	110	107,438
6.75%, 08/01/22 (Call 08/01/18)	USD	150	152,585
Genworth Holdings Inc.
4.80%, 02/15/24	USD	50	39,222
4.90%, 08/15/23	USD	75	59,494
7.63%, 09/24/21	USD	150	140,625
7.70%, 06/15/20[b]	USD	50	48,825
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21[b]	USD	50	50,406
4.88%, 11/01/20 (Call 08/01/20)	USD	225	229,359
5.38%, 11/01/23 (Call 08/01/23)	USD	100	103,375
5.38%, 04/15/26	USD	175	176,186

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[a]	USD	250	$253,750
8.75%, 10/01/25 (Call 10/01/20)[a]	USD	125	130,573
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[c]	EUR	100	124,691
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)[b]	USD	125	117,109
5.00%, 05/31/26 (Call 05/31/21)	USD	150	142,740
5.13%, 11/15/23 (Call 11/15/18)[b]	USD	175	174,387
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a]	USD	100	95,147
5.88%, 07/15/26 (Call 07/15/21)[a]	USD	130	125,475
Griffon Corp.
5.25%, 03/01/22 (Call 05/31/18)	USD	200	199,940
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[b]	USD	125	118,771
6.38%, 05/15/25 (Call 05/15/20)[b]	USD	100	96,031
6.38%, 01/15/26 (Call 01/15/21)	USD	75	72,019
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[c]	EUR	100	126,877
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a,b]	USD	175	169,121
4.88%, 05/15/26 (Call 02/15/26)[a,b]	USD	175	168,581
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)[a]	USD	165	168,556
9.25%, 03/01/21 (Call 05/31/18)[a]	USD	125	128,750
HCA Healthcare Inc.
6.25%, 02/15/21[b]	USD	175	183,832
HCA Inc.
4.25%, 10/15/19	USD	150	151,055
4.50%, 02/15/27 (Call 08/15/26)	USD	230	220,225
4.75%, 05/01/23	USD	250	252,577
5.00%, 03/15/24	USD	375	379,219
5.25%, 04/15/25[b]	USD	250	253,437
5.25%, 06/15/26 (Call 12/15/25)	USD	275	276,423
5.38%, 02/01/25	USD	475	473,812
5.88%, 03/15/22	USD	200	210,488
5.88%, 05/01/23[b]	USD	225	234,630
5.88%, 02/15/26 (Call 08/15/25)[b]	USD	275	279,125
6.50%, 02/15/20	USD	500	523,125
7.50%, 02/15/22	USD	375	412,500

Security	Principal (000s)		Value
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a]	USD	200	$209,866
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a,b]	USD	150	125,309
5.88%, 10/15/20 (Call 05/31/18)	USD	125	123,906
6.25%, 10/15/22 (Call 05/31/18)[b]	USD	100	94,143
7.38%, 01/15/21 (Call 05/31/18)[b]	USD	100	99,125
7.63%, 06/01/22 (Call 06/01/19)[a]	USD	225	228,971
Hertz Holdings Netherlands BV
5.50%, 03/30/23 (Call 03/30/20)[c]	EUR	100	121,398
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/18)	USD	300	281,625
10.38%, 02/01/22 (Call 02/01/19)[a]	USD	105	102,113
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/31/18)[b]	USD	100	78,500
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	USD	100	97,250
5.75%, 10/01/25 (Call 04/01/20)[a]	USD	100	98,970
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	USD	175	169,385
5.13%, 05/01/26 (Call 05/01/21)[a]	USD	300	298,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	USD	150	145,766
4.88%, 04/01/27 (Call 04/01/22)	USD	125	120,938
Hologic Inc.
4.63%, 02/01/28 (Call 02/01/23)[a]	USD	175	166,633
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[a]	USD	175	174,562
HUB International Ltd.
7.00%, 05/01/26 (Call 05/01/21)[a]	USD	20	20,025
7.88%, 10/01/21 (Call 05/25/18)[a]	USD	200	208,440
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	160	156,540
6.63%, 08/01/26	USD	140	139,889
7.63%, 06/15/21	USD	175	187,687
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	USD	125	127,500
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	133,749
5.13%, 11/15/22 (Call 08/15/22)	USD	100	103,500

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 05/31/18)[b]	USD	250	$252,812
6.00%, 08/01/20 (Call 05/31/18)	USD	325	332,507
6.25%, 02/01/22 (Call 02/01/19)	USD	225	229,619
6.38%, 12/15/25 (Call 12/15/20)	USD	125	125,625
6.75%, 02/01/24 (Call 02/01/20)	USD	100	102,250
Infor U.S. Inc.
5.75%, 08/15/20 (Call 05/16/18)[a,b]	USD	100	102,000
5.75%, 05/15/22 (Call 05/15/18)	EUR	100	123,139
6.50%, 05/15/22 (Call 05/16/18)	USD	300	304,303
International Game Technology PLC
4.75%, 03/05/20[c]	EUR	100	129,636
6.25%, 02/15/22 (Call 08/15/21)[a]	USD	250	262,812
6.50%, 02/15/25 (Call 08/15/24)[a,b]	USD	200	212,979
IQVIA Inc.
2.88%, 09/15/25 (Call 09/15/20)[c]	EUR	100	117,957
3.25%, 03/15/25 (Call 03/15/20)[c]	EUR	200	245,140
3.50%, 10/15/24 (Call 10/15/19)[c]	EUR	100	125,060
4.88%, 05/15/23 (Call 05/31/18)[a]	USD	150	152,028
5.00%, 10/15/26 (Call 10/15/21)[a]	USD	200	197,250
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)[a]	USD	175	163,619
5.25%, 03/15/28 (Call 12/27/22)[a]	USD	150	141,188
5.75%, 08/15/24 (Call 05/11/18)[b]	USD	200	197,420
6.00%, 08/15/23 (Call 08/15/18)	USD	150	155,062
Iron Mountain UK PLC
3.88%, 11/15/25 (Call 11/15/20)[c]	GBP	100	130,910
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	USD	75	74,906
5.00%, 07/01/19 (Call 05/31/18)	USD	100	100,000
5.25%, 09/15/22 (Call 09/15/19)[b]	USD	100	97,208
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	USD	150	155,048
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a]	USD	200	203,052
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)[a,b]	USD	75	72,165

Security	Principal (000s)		Value
8.13%, 10/01/19	USD	6	$6,300
8.63%, 03/15/25 (Call 03/15/21)[a,b]	USD	75	69,792
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.25%, 08/15/24 (Call 08/15/20)[a]	USD	200	198,150
Jones Energy Holdings LLC/Jones Energy Finance Corp.
9.25%, 03/15/23 (Call 03/15/20)[a]	USD	150	147,090
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[a]	USD	75	80,441
10.50%, 07/15/24 (Call 07/15/20)[a]	USD	75	76,641
KB Home
7.00%, 12/15/21 (Call 09/15/21)	USD	75	79,950
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[a,b]	USD	150	143,678
5.00%, 06/01/24 (Call 06/01/19)[a]	USD	200	199,281
5.25%, 06/01/26 (Call 06/01/21)[a]	USD	200	200,141
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 05/31/18)	USD	100	102,875
8.00%, 01/15/20	USD	150	160,548
8.75%, 01/15/23 (Call 05/31/18)	USD	100	106,875
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 05/16/18)[a]	USD	100	103,640
12.50%, 11/01/21 (Call 05/01/19)[a]	USD	75	84,083
KLX Inc.
5.88%, 12/01/22 (Call 05/31/18)[a]	USD	225	234,844
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a]	USD	165	157,025
L Brands Inc.
5.25%, 02/01/28 [b]	USD	100	93,856
5.63%, 02/15/22 [b]	USD	175	181,145
5.63%, 10/15/23 [b]	USD	100	103,766
6.63%, 04/01/21	USD	225	238,716
7.00%, 05/01/20	USD	25	26,490
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[a]	USD	100	99,911
5.25%, 10/01/25 (Call 10/01/20)[a]	USD	85	80,963
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/31/18)	USD	150	151,687

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
5.38%, 01/15/24 (Call 01/15/19)	USD	50	$51,150
5.75%, 02/01/26 (Call 02/01/21)	USD	75	77,188
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a]	USD	150	148,732
4.88%, 11/01/26 (Call 11/01/21)[a]	USD	150	148,693
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[b]	USD	50	50,219
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)[b]	USD	125	123,486
4.50%, 11/15/19 (Call 08/15/19)	USD	150	151,395
4.50%, 04/30/24 (Call 01/31/24)	USD	125	121,875
4.75%, 04/01/21 (Call 02/01/21)	USD	100	101,186
4.75%, 11/15/22 (Call 08/15/22)[b]	USD	125	125,134
4.75%, 05/30/25 (Call 02/28/25)	USD	50	48,638
4.75%, 11/29/27 (Call 05/29/27)[a]	USD	175	164,816
4.88%, 12/15/23 (Call 09/15/23)	USD	80	80,093
5.88%, 11/15/24 (Call 05/15/24)[a]	USD	100	103,000
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/31/18)[b]	USD	125	123,594
5.25%, 03/15/26 (Call 03/15/21)	USD	150	144,688
5.38%, 08/15/22 (Call 05/31/18)	USD	175	175,910
5.38%, 01/15/24 (Call 01/15/19)	USD	175	173,250
5.38%, 05/01/25 (Call 05/01/20)	USD	150	147,705
5.63%, 02/01/23 (Call 05/31/18)	USD	100	101,375
6.13%, 01/15/21 (Call 05/31/18)	USD	50	50,625
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)	EUR	100	123,934
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[b]	USD	100	95,375
5.50%, 12/01/21 (Call 05/31/18)	USD	200	200,918
5.88%, 12/01/23 (Call 12/01/18)[b]	USD	115	113,850
LIN Television Corp.
5.88%, 11/15/22 (Call 05/11/18)	USD	75	77,135
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[c]	EUR	100	127,311
Mallinckrodt International Finance SA
4.75%, 04/15/23 [b]	USD	100	71,156
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 05/31/18)[a,b]	USD	150	143,250
5.50%, 04/15/25 (Call 04/15/20)[a,b]	USD	125	94,007

Security	Principal (000s)		Value
5.63%, 10/15/23 (Call 10/15/18)[a,b]	USD	125	$98,145
5.75%, 08/01/22 (Call 05/31/18)[a,b]	USD	175	145,860
Mattel Inc.
6.75%, 12/31/25 (Call 12/31/20)[a,b]	USD	175	170,599
McDermott Escrow 1 Inc./McDermott Escrow 2 Inc.
10.63%, 05/01/24 (Call 05/01/21)[a]	USD	125	125,689
Meredith Corp.
6.88%, 02/01/26 (Call 02/01/21)[a]	USD	250	252,753
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	USD	75	70,875
5.63%, 05/01/24 (Call 02/01/24)	USD	200	204,004
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	100	94,516
5.25%, 03/31/20	USD	100	102,550
6.00%, 03/15/23	USD	225	235,406
6.63%, 12/15/21	USD	225	240,750
6.75%, 10/01/20	USD	200	212,500
7.75%, 03/15/22	USD	175	194,250
Micron Technology Inc.
5.25%, 01/15/24 (Call 05/21/18)[a]	USD	100	103,857
5.50%, 02/01/25 (Call 08/01/19)	USD	90	93,600
Molina Healthcare Inc.
5.38%, 11/15/22 (Call 08/15/22)	USD	125	124,438
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a]	USD	300	304,550
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	131,825
5.00%, 10/15/27 (Call 10/15/22)	USD	250	236,648
5.25%, 08/01/26 (Call 08/01/21)	USD	100	97,000
6.38%, 03/01/24 (Call 03/01/19)[b]	USD	100	104,523
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a]	USD	100	99,316
5.25%, 11/15/24 (Call 11/15/19)[a]	USD	150	153,705
5.75%, 08/15/25 (Call 08/15/20)[a]	USD	150	156,705
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	USD	75	73,477

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
4.45%, 12/01/22 (Call 09/01/22)	USD	125	$122,969
5.75%, 08/15/25 (Call 08/15/20)[b]	USD	100	100,114
6.88%, 08/15/24 (Call 08/15/19)[b]	USD	100	105,708
Murray Energy Corp.
11.25%, 04/15/21 (Call 05/31/18)[a]	USD	150	65,250
Nabors Industries Inc.
4.63%, 09/15/21	USD	150	146,625
5.00%, 09/15/20 [b]	USD	150	151,168
5.50%, 01/15/23 (Call 11/15/22)	USD	100	97,943
5.75%, 02/01/25 (Call 11/01/24)[a,b]	USD	175	166,192
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 05/31/18)	USD	175	177,477
7.88%, 10/01/20 (Call 05/31/18)	USD	50	50,818
Navient Corp.
4.88%, 06/17/19[b]	USD	150	151,062
5.00%, 10/26/20[b]	USD	100	100,406
5.50%, 01/25/23[b]	USD	175	172,322
5.88%, 03/25/21[b]	USD	125	127,969
5.88%, 10/25/24[b]	USD	100	98,125
6.13%, 03/25/24[b]	USD	150	149,950
6.50%, 06/15/22	USD	175	179,812
6.63%, 07/26/21	USD	150	155,625
6.75%, 06/25/25[b]	USD	75	75,859
7.25%, 01/25/22[b]	USD	125	132,344
7.25%, 09/25/23	USD	100	104,595
8.00%, 03/25/20	USD	275	292,875
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 05/31/18)[a]	USD	100	75,750
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[a,b]	USD	210	218,196
NCR Corp.
4.63%, 02/15/21 (Call 05/31/18)	USD	150	149,437
5.00%, 07/15/22 (Call 05/31/18)	USD	100	99,464
5.88%, 12/15/21 (Call 05/31/18)	USD	75	76,425
6.38%, 12/15/23 (Call 12/15/18)[b]	USD	100	103,438
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 05/31/18)[a,b]	USD	175	117,943

Security	Principal (000s)		Value
Netflix Inc.
3.63%, 05/15/27[c]	EUR	200	$240,005
4.38%, 11/15/26[b]	USD	200	186,438
4.88%, 04/15/28[a,b]	USD	270	254,475
5.38%, 02/01/21[b]	USD	100	103,217
5.50%, 02/15/22	USD	125	129,821
5.75%, 03/01/24	USD	75	77,739
5.88%, 02/15/25	USD	175	179,760
5.88%, 11/15/28[a]	USD	325	324,187
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	USD	125	129,719
5.63%, 07/01/24 [b]	USD	175	185,320
5.75%, 01/30/22	USD	150	158,062
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a,b]	USD	175	171,977
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)[a]	USD	100	96,790
4.50%, 09/15/27 (Call 06/15/27)[a]	USD	100	93,486
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[b]	USD	75	71,438
7.50%, 11/01/23 (Call 11/01/19)	USD	125	124,888
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[a]	USD	90	89,671
4.88%, 08/15/27 (Call 02/15/27)[a]	USD	155	150,350
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[a]	USD	100	98,500
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/31/18)	USD	75	75,097
5.00%, 04/15/22 (Call 05/31/18)[a]	USD	450	452,812
Noble Holding International Ltd.
7.95%, 04/01/25 (Call 01/01/25)	USD	75	66,984
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	USD	275	273,281
6.25%, 08/15/24 (Call 08/15/19)[a]	USD	200	203,246
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)[a,b]	USD	150	148,215
6.25%, 07/15/22 (Call 07/15/18)	USD	175	179,734
6.25%, 05/01/24 (Call 05/01/19)	USD	125	128,757
6.63%, 01/15/27 (Call 07/15/21)	USD	225	231,469

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
7.25%, 05/15/26 (Call 05/15/21)	USD	210	$223,942
Nuance Communications Inc.
5.38%, 08/15/20 (Call 05/31/18)[a]	USD	43	43,129
5.63%, 12/15/26 (Call 12/15/21)	USD	100	99,476
NuStar Logistics LP
4.80%, 09/01/20	USD	100	99,500
5.63%, 04/28/27 (Call 01/28/27)[b]	USD	100	94,370
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 5/1/21)[a]	USD	15	15,000
6.88%, 03/15/22 (Call 05/31/18)[b]	USD	200	205,399
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)[c]	EUR	200	247,130
6.75%, 09/15/20 [c]	EUR	100	137,876
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	USD	100	95,042
5.13%, 09/15/27 (Call 03/15/22)	USD	100	98,000
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 05/31/18)[a]	USD	62	64,325
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/31/18)[a]	USD	250	246,469
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/31/18)	USD	100	101,386
5.63%, 02/15/24 (Call 02/15/19)	USD	100	101,065
5.88%, 03/15/25 (Call 09/15/19)[b]	USD	100	101,963
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22 [a]	USD	100	101,500
5.88%, 08/15/23 [a]	USD	125	128,023
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[a]	USD	75	74,748
5.38%, 01/15/25 (Call 01/15/20)[a]	USD	135	136,046
5.63%, 10/15/27 (Call 10/15/22)[a,b]	USD	125	126,670
6.25%, 06/01/24 (Call 06/01/19)[a,b]	USD	75	78,192
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	USD	115	118,450
7.25%, 06/15/25 (Call 06/15/20)	USD	150	155,638
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)[a]	USD	105	105,788

Security	Principal (000s)		Value
6.13%, 09/15/24 (Call 09/15/19)	USD	100	$102,352
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[a]	USD	100	102,720
6.38%, 03/31/25 (Call 03/31/20)[a,b]	USD	75	78,188
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)[b]	USD	110	106,725
5.75%, 10/01/22 (Call 05/31/18)[b]	USD	100	102,375
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[a,b]	USD	260	187,200
7.13%, 03/15/23 (Call 05/31/18)[a]	USD	350	203,000
8.88%, 06/01/25 (Call 06/01/20)[a,b]	USD	100	58,000
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a]	USD	180	175,843
5.88%, 09/30/27 (Call 09/30/22)[a]	USD	185	176,132
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)[a,b]	USD	165	160,712
6.50%, 02/01/22 (Call 05/31/18)[a,b]	USD	200	204,340
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a,b]	USD	325	305,265
5.50%, 03/01/25 (Call 03/01/20)[a]	USD	185	181,762
5.63%, 01/15/28 (Call 12/01/22)[a,b]	USD	175	166,837
5.75%, 03/01/27 (Call 03/01/22)[a,b]	USD	275	269,582
Prestige Brands Inc.
6.38%, 03/01/24 (Call 03/01/19)[a,b]	USD	115	115,575
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	USD	450	482,700
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 2/1/19)[c]	EUR	100	125,527
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	USD	125	125,638
5.00%, 01/15/27 (Call 10/15/26)	USD	125	121,585
5.50%, 03/01/26 (Call 12/01/25)	USD	130	132,360
PVH Corp.
3.13%, 12/15/27[c]	EUR	125	149,777
3.63%, 07/15/24 (Call 04/15/24)[c]	EUR	100	130,965

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[b]	USD	100	$97,500
5.38%, 10/01/22 (Call 07/01/22)[b]	USD	100	100,794
5.63%, 03/01/26 (Call 12/01/25)	USD	100	96,008
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	USD	75	79,552
7.00%, 12/01/25 (Call 12/01/20)	USD	100	108,625
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)[a]	USD	200	183,000
5.75%, 05/01/25 (Call 05/01/20)[a]	USD	225	221,117
QVC Inc.
4.38%, 03/15/23	USD	125	124,303
4.45%, 02/15/25 (Call 11/15/24)	USD	125	121,952
4.85%, 04/01/24	USD	100	100,573
5.13%, 07/02/22	USD	100	102,953
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	USD	225	227,682
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	USD	100	95,925
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[b]	USD	125	116,016
5.00%, 08/15/22 (Call 05/15/22)[b]	USD	125	122,813
5.00%, 03/15/23 (Call 12/15/22)[b]	USD	125	120,250
5.75%, 06/01/21 (Call 03/01/21)	USD	100	102,285
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)[a,b]	USD	100	96,337
5.25%, 12/01/21 (Call 05/31/18)[a]	USD	75	76,013
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[a]	USD	300	301,875
5.75%, 10/15/20 (Call 05/31/18)	USD	581	585,826
7.00%, 07/15/24 (Call 07/15/19)[a,b]	USD	150	155,900
Rite Aid Corp.
6.13%, 04/01/23 (Call 05/31/18)[a,b]	USD	325	330,281
6.75%, 06/15/21 (Call 05/31/18)	USD	150	152,720
Rockies Express Pipeline LLC
5.63%, 04/15/20 [a]	USD	125	129,375

Security	Principal (000s)		Value
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	USD	125	$115,242
7.38%, 06/15/25 (Call 03/15/25)[b]	USD	100	96,597
RR Donnelley & Sons Co.
7.88%, 03/15/21	USD	100	104,533
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)	USD	50	51,470
6.63%, 10/01/22 (Call 05/31/18)	USD	150	156,146
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	USD	200	202,250
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	USD	200	145,000
7.25%, 02/15/23 (Call 02/15/20)[a,b]	USD	100	101,194
7.75%, 06/15/21 (Call 05/31/18)	USD	125	115,955
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[a]	USD	150	142,695
4.88%, 07/15/22 (Call 05/31/18)	USD	125	125,625
4.88%, 09/01/24 (Call 09/01/19)	USD	245	236,578
Scientific Games International Inc.
3.38%, 02/15/26 (Call 02/15/21)[c]	EUR	100	116,899
5.00%, 10/15/25 (Call 10/15/20)[a,b]	USD	235	227,069
10.00%, 12/01/22 (Call 12/01/18)	USD	400	431,331
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[c]	EUR	100	136,231
4.88%, 12/01/22 (Call 09/01/22)[a]	USD	100	101,420
5.13%, 12/01/24 (Call 09/01/24)[a]	USD	75	76,183
5.25%, 04/01/23 (Call 01/01/23)[a,b]	USD	100	102,423
5.50%, 09/15/25 (Call 06/15/25)[a]	USD	75	77,565
6.50%, 12/01/20 (Call 09/01/20)[a,b]	USD	50	52,974
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 05/16/18)	USD	75	72,469
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	USD	100	97,219
5.38%, 01/15/22 (Call 05/31/18)	USD	100	101,594
5.38%, 05/15/24 (Call 05/15/19)	USD	150	153,937
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	USD	125	121,750

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
SESI LLC
7.13%, 12/15/21 (Call 05/31/18)	USD	175	$177,905
7.75%, 09/15/24 (Call 09/15/20)[a]	USD	100	103,655
Silgan Holdings Inc.
3.25%, 03/15/25 (Call 03/15/20)	EUR	200	246,629
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a,b]	USD	75	69,362
5.38%, 04/01/21 (Call 05/16/18)	USD	50	50,500
5.63%, 08/01/24 (Call 08/01/19)[a,b]	USD	100	98,219
6.13%, 10/01/22 (Call 05/16/18)[b]	USD	150	154,240
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[a]	USD	170	165,112
4.63%, 05/15/23 (Call 05/31/18)[a]	USD	100	98,625
5.00%, 08/01/27 (Call 08/01/22)[a]	USD	275	262,064
5.38%, 04/15/25 (Call 04/15/20)[a]	USD	200	198,844
5.38%, 07/15/26 (Call 07/15/21)[a]	USD	200	196,500
6.00%, 07/15/24 (Call 07/15/19)[a]	USD	225	230,600
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[a]	USD	200	195,528
5.50%, 04/15/27 (Call 04/15/22)[a,b]	USD	90	89,403
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[b]	USD	100	95,250
5.63%, 06/01/25 (Call 06/01/20)[b]	USD	100	96,500
6.13%, 11/15/22 (Call 11/15/18)[b]	USD	100	101,250
6.75%, 09/15/26 (Call 09/15/21)[b]	USD	75	76,313
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	USD	380	422,750
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[b]	USD	200	194,500
6.70%, 01/23/25 (Call 10/23/24)	USD	175	170,941
7.50%, 04/01/26 (Call 04/01/21)[b]	USD	100	102,500
7.75%, 10/01/27 (Call 10/01/22)[b]	USD	100	102,795
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[c]	EUR	100	121,850
5.75%, 07/15/25 (Call 07/15/20)[b]	USD	200	200,185
6.63%, 11/15/22 (Call 05/31/18)[b]	USD	100	103,500
Springleaf Finance Corp.
5.25%, 12/15/19	USD	125	126,873
5.63%, 03/15/23	USD	150	149,631
6.13%, 05/15/22	USD	200	205,001
6.88%, 03/15/25	USD	225	227,250

Security	Principal (000s)		Value
7.75%, 10/01/21	USD	125	$136,094
8.25%, 12/15/20	USD	175	191,672
Sprint Communications Inc.
6.00%, 11/15/22	USD	400	406,656
7.00%, 03/01/20 [a]	USD	200	210,750
7.00%, 08/15/20	USD	300	317,018
11.50%, 11/15/21	USD	200	239,000
Sprint Corp.
7.13%, 06/15/24	USD	450	466,312
7.25%, 09/15/21	USD	400	424,500
7.63%, 02/15/25 (Call 11/15/24)[b]	USD	275	288,941
7.63%, 03/01/26 (Call 11/01/25)	USD	275	289,781
7.88%, 09/15/23	USD	775	831,482
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)[a]	USD	175	162,984
5.00%, 02/15/27 (Call 02/15/22)[a]	USD	100	96,154
5.38%, 11/15/24 (Call 11/15/19)[a]	USD	200	202,625
5.50%, 02/15/23 (Call 02/15/19)[a]	USD	100	103,073
6.00%, 10/15/25 (Call 10/15/20)[a]	USD	200	207,500
Staples Inc.
8.50%, 09/15/25 (Call 09/15/20)[a,b]	USD	205	190,650
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[a,b]	USD	85	83,566
4.75%, 03/15/25 (Call 09/15/24)[a]	USD	120	115,631
5.00%, 12/15/21 (Call 09/15/21)	USD	150	151,296
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)	USD	125	123,916
5.13%, 10/01/21 (Call 05/31/18)	USD	50	50,953
5.25%, 04/15/23 (Call 05/31/18)	USD	50	50,764
5.50%, 10/01/24 (Call 10/01/19)	USD	100	103,017
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	USD	100	96,106
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)[a]	USD	200	196,894
5.50%, 02/15/26 (Call 02/15/21)[a]	USD	150	145,246
5.88%, 03/15/28 (Call 03/15/23)[a]	USD	85	82,535
Superior Industries International Inc.
6.00%, 06/15/25 (Call 06/15/20)[c]	EUR	100	119,295
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	USD	75	74,511
4.20%, 09/15/20[b]	USD	100	101,019

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
5.00%, 04/15/25 (Call 04/15/20)[a]	USD	225	$225,056
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	USD	100	99,788
4.50%, 02/01/26 (Call 02/01/21)	USD	175	167,886
4.75%, 02/01/28 (Call 02/01/23)	USD	280	269,939
5.13%, 04/15/25 (Call 04/15/20)	USD	100	100,708
5.38%, 04/15/27 (Call 04/15/22)	USD	75	75,722
6.00%, 03/01/23 (Call 09/01/18)[b]	USD	225	233,350
6.00%, 04/15/24 (Call 04/15/19)	USD	200	209,250
6.38%, 03/01/25 (Call 09/01/19)	USD	300	314,250
6.50%, 01/15/24 (Call 01/15/19)	USD	175	183,094
6.50%, 01/15/26 (Call 01/15/21)	USD	375	398,198
TA MFG. Ltd.
3.63%, 04/15/23 (Call 4/15/19)[c]	EUR	100	122,793
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	USD	100	84,802
6.50%, 06/01/25 (Call 06/01/20)	USD	100	73,313
9.50%, 07/15/22 (Call 07/15/20)[a]	USD	75	71,463
10.50%, 01/15/26 (Call 01/15/22)[a]	USD	125	108,766
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)[a]	USD	150	151,750
5.50%, 01/15/28 (Call 01/15/23)[a]	USD	145	144,411
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 05/31/18)	USD	100	100,092
4.25%, 11/15/23 (Call 05/31/18)	USD	100	94,500
5.00%, 01/15/28 (Call 01/15/23)[a,b]	USD	125	115,906
5.13%, 02/01/25 (Call 02/01/20)	USD	95	91,763
5.25%, 05/01/23 (Call 05/31/18)	USD	125	125,000
5.38%, 02/01/27 (Call 02/01/22)	USD	100	95,441
5.88%, 04/15/26 (Call 04/15/21)[a]	USD	200	198,500
6.75%, 03/15/24 (Call 09/15/19)	USD	100	104,875
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 05/31/18)[a]	USD	100	100,554
TEGNA Inc.
5.13%, 07/15/20 (Call 05/31/18)	USD	100	101,212
6.38%, 10/15/23 (Call 10/15/18)	USD	125	129,167
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	USD	100	95,604
4.88%, 06/01/26 (Call 06/01/21)	USD	75	73,950

Security	Principal (000s)		Value
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[b]	USD	150	$141,938
5.63%, 10/15/23 (Call 10/15/18)	USD	50	50,206
Tenet Healthcare Corp.
4.38%, 10/01/21	USD	200	197,286
4.50%, 04/01/21	USD	175	173,687
4.63%, 07/15/24 (Call 07/15/20)[a]	USD	350	338,581
5.13%, 05/01/25 (Call 05/01/20)[a]	USD	245	238,262
6.00%, 10/01/20	USD	350	361,655
6.75%, 06/15/23 [b]	USD	350	344,750
7.00%, 08/01/25 (Call 08/01/20)[a,b]	USD	100	98,000
7.50%, 01/01/22 (Call 01/01/19)[a,b]	USD	150	157,810
8.13%, 04/01/22 [b]	USD	500	520,625
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[a]	USD	100	95,614
5.00%, 01/31/28 (Call 07/31/27)[a]	USD	125	116,720
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[a,b]	USD	325	287,625
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	USD	75	69,147
4.38%, 04/15/23 (Call 01/15/23)[b]	USD	100	100,000
4.88%, 03/15/27 (Call 12/15/26)	USD	85	82,663
5.88%, 02/15/22 (Call 11/15/21)	USD	100	105,592
TransDigm Inc.
5.50%, 10/15/20 (Call 05/31/18)	USD	75	75,375
6.00%, 07/15/22 (Call 05/31/18)[b]	USD	225	228,516
6.38%, 06/15/26 (Call 06/15/21)	USD	175	175,984
6.50%, 07/15/24 (Call 07/15/19)	USD	225	229,500
6.50%, 05/15/25 (Call 05/15/20)[b]	USD	125	126,953
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)[b]	USD	100	97,965
9.00%, 07/15/23 (Call 07/15/20)[a]	USD	250	269,289
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[a,b]	USD	85	91,204
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a]	USD	90	92,475
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/31/18)	USD	50	49,569
6.00%, 02/15/24 (Call 02/15/19)[a,b]	USD	150	149,071

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
TRI Pointe Group Inc./TRI Pointe Homes Inc.
5.88%, 06/15/24	USD	100	$101,208
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	USD	200	202,911
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/20)	USD	117	120,013
Tronox Finance PLC
5.75%, 10/01/25 (Call 10/01/20)[a,b]	USD	75	72,750
Tronox Inc.
6.50%, 04/15/26 (Call 04/15/21)[a]	USD	125	123,956
U.S. Steel Corp.
6.88%, 08/15/25 (Call 08/15/20)	USD	150	153,000
7.38%, 04/01/20	USD	74	78,422
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[a,b]	USD	125	92,188
7.13%, 04/15/25 (Call 04/15/20)[a,b]	USD	115	77,122
United Continental Holdings Inc.
4.25%, 10/01/22	USD	100	97,767
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[b]	USD	200	202,625
4.63%, 10/15/25 (Call 10/15/20)	USD	130	126,344
4.88%, 01/15/28 (Call 01/15/23)	USD	300	283,438
5.50%, 07/15/25 (Call 07/15/20)	USD	150	153,552
5.50%, 05/15/27 (Call 05/15/22)	USD	180	179,072
5.75%, 11/15/24 (Call 05/15/19)	USD	175	180,906
5.88%, 09/15/26 (Call 09/15/21)	USD	200	207,838
United States Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	USD	140	138,917
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 05/31/18)[a]	USD	125	122,188
7.13%, 12/15/24 (Call 12/15/19)[a,b]	USD	125	114,922
8.25%, 10/15/23 (Call 04/15/19)	USD	200	192,288
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/31/18)[a]	USD	200	191,000
5.13%, 02/15/25 (Call 02/15/20)[a,b]	USD	275	253,000

Security	Principal (000s)		Value
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 5/15/18)[c]	EUR	225	$246,366
5.50%, 03/01/23 (Call 05/31/18)[a]	USD	175	158,594
5.50%, 11/01/25 (Call 11/01/20)[a]	USD	325	323,375
5.88%, 05/15/23 (Call 05/31/18)[a]	USD	600	551,250
6.13%, 04/15/25 (Call 04/15/20)[a]	USD	600	539,250
6.50%, 03/15/22 (Call 03/15/19)[a]	USD	250	259,700
6.75%, 08/15/21 (Call 05/31/18)[a]	USD	100	100,581
7.00%, 03/15/24 (Call 03/15/20)[a,b]	USD	375	396,094
7.25%, 07/15/22 (Call 05/31/18)[a]	USD	50	50,464
9.00%, 12/15/25 (Call 12/15/21)[a]	USD	285	288,748
9.25%, 04/01/26 (Call 04/01/22)[a]	USD	275	280,500
Vantiv LLC/Vanity Issuer Corp.
3.88%, 11/15/25 (Call 11/15/20)[c]	GBP	100	135,287
VeriSign Inc.
4.63%, 05/01/23 (Call 05/31/18)	USD	200	200,577
4.75%, 07/15/27 (Call 07/15/22)[b]	USD	100	96,000
5.25%, 04/01/25 (Call 01/01/25)[b]	USD	50	51,313
Veritas U.S. Inc./Veritas Bermuda Ltd.
10.50%, 02/01/24 (Call 02/01/19)[a]	USD	200	173,739
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[a]	USD	150	151,656
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)[d,e]	USD	125	125,185
6.25%, 02/28/57 (Call 02/28/27)[b,d,e]	USD	125	126,875
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)[a]	USD	165	159,118
Vistra Energy Corp.
5.88%, 06/01/23 (Call 06/01/18)	USD	100	102,625
7.38%, 11/01/22 (Call 11/01/18)	USD	375	395,156
7.63%, 11/01/24 (Call 11/01/19)	USD	250	268,437
8.00%, 01/15/25 (Call 01/15/20)[a]	USD	150	161,812
8.13%, 01/30/26 (Call 07/30/20)[a]	USD	150	164,062
VOC Escrow Ltd.
5.00%, 02/15/28 (Call 02/15/23)[a]	USD	125	120,938
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[d,e]	USD	150	152,437

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Weatherford International LLC
9.88%, 03/01/25 (Call 12/01/24)[a,b]	USD	100	$95,308
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	USD	130	114,578
7.75%, 06/15/21 (Call 05/15/21)[b]	USD	145	143,265
8.25%, 06/15/23 (Call 03/15/23)[b]	USD	125	117,813
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	USD	260	261,551
West Corp.
8.50%, 10/15/25 (Call 10/15/20)[a]	USD	200	193,500
Western Digital Corp.
4.75%, 02/15/26 (Call 11/15/25)	USD	400	394,500
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[b]	USD	150	153,562
6.25%, 04/01/23 (Call 01/01/23)[b]	USD	75	77,156
6.63%, 01/15/26 (Call 10/15/25)[a]	USD	175	179,293
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	USD	100	96,679
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	USD	150	145,080
4.55%, 06/24/24 (Call 03/24/24)	USD	225	225,000
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 05/31/18)[b]	USD	125	73,125
7.75%, 10/15/20 (Call 05/31/18)	USD	100	85,750
8.63%, 10/31/25 (Call 10/31/20)[a]	USD	125	114,688
8.75%, 12/15/24 (Call 12/15/22)[a,b]	USD	150	89,400
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[c]	EUR	100	126,689
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	USD	125	125,594
6.00%, 01/15/22 (Call 10/15/21)	USD	155	162,122
8.25%, 08/01/23 (Call 06/01/23)	USD	75	85,064
WR Grace & Co.-Conn
5.13%, 10/01/21 [a]	USD	150	154,687
Wyndham Hotels & Resorts Inc.
5.38%, 04/15/26 (Call 04/15/21)[a]	USD	65	65,725
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	USD	75	72,075

Security	Principal or Shares (000s)		Value
5.25%, 05/15/27 (Call 02/15/27)[a]	USD	175	$168,709
5.50%, 03/01/25 (Call 12/01/24)[a,b]	USD	325	323,505
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[a,b]	USD	75	77,484
6.50%, 06/15/22 (Call 06/15/18)[a]	USD	350	361,375
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[a]	USD	300	297,864
6.00%, 04/01/23 (Call 05/31/18)[b]	USD	275	283,072
6.38%, 05/15/25 (Call 05/15/20)	USD	175	181,160

			138,735,089
VENEZUELA — 0.18%
Citgo Holding Inc.
10.75%, 02/15/20[a]	USD	375	397,594

			397,594
TOTAL CORPORATE BONDS & NOTES
(Cost: $214,108,991)			213,069,620

SHORT-TERM INVESTMENTS — 18.58%

MONEY MARKET FUNDS — 18.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[h,i,j]		37,709	37,712,322
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[h,i]		2,987	2,986,774

			40,699,096

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,695,973)			40,699,096

TOTAL INVESTMENTS IN SECURITIES — 115.88%
(Cost: $254,804,964)			253,768,716
Other Assets, Less Liabilities — (15.88)%			(34,776,782)

NET ASSETS — 100.00%			$218,991,934

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

April 30, 2018

Currency abbreviations:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[e]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[f]	Security is perpetual in nature with no stated maturity date.
[g]	Issuer is in default of interest payments.
[h]	Affiliate of the Fund.
[i]	Annualized 7-day yield as of period end.
[j]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,102	2,607[b]	—	37,709	$37,712,322	$112,589	[c]	$(3,913)	$283
BlackRock Cash Funds: Treasury, SL Agency Shares	1,574	1,413[b]	—	2,987	2,986,774	12,937		—	—

					$40,699,096	$125,526		$(3,913)	$283

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$213,069,620	$—	$213,069,620
Money market funds	40,699,096	—	—	40,699,096

Total	$40,699,096	$213,069,620	$—	$253,768,716

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

April 30, 2018

	iShares Emerging Markets High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$572,203,892	$88,245,900	$405,515,992
Affiliated (Note 2)	8,688,883	7,100,649	973,424

Total cost of investments in securities	$580,892,775	$95,346,549	$406,489,416

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$549,763,294	$85,883,772	$398,328,346
Affiliated (Note 2)	8,688,883	7,100,938	973,424
Foreign currency, at value[b]	—	—	3,839,933
Cash	112,720	750	—
Receivables:
Investment securities sold	5,048,136	1,151,140	11,893,827
Dividends and interest	7,875,752	1,046,926	7,322,201
Capital shares sold	100	—	—

Total Assets	571,488,885	95,183,526	422,357,731

LIABILITIES
Payables:
Investment securities purchased	11,114,887	2,634,728	2,942,491
Collateral for securities on loan (Note 1)	—	3,935,790	—
Due to custodian	—	—	13,807
Foreign taxes (Note 1)	—	—	5,199
Deferred foreign capital gains taxes (Note 1)	—	—	66,220
Investment advisory fees (Note 2)	234,312	36,657	170,357

Total Liabilities	11,349,199	6,607,175	3,198,074

NET ASSETS	$560,139,686	$88,576,351	$419,159,657

Net assets consist of:
Paid-in capital	$600,172,348	$90,656,435	$429,715,087
Undistributed net investment income	2,326,284	317,927	10,055,684
Accumulated net realized loss	(19,918,348)	(36,172)	(13,244,925)
Net unrealized depreciation	(22,440,598)	(2,361,839)	(7,366,189)

NET ASSETS	$560,139,686	$88,576,351	$419,159,657

Shares outstanding[c]	11,650,000	1,800,000	8,600,000

Net asset value per share	$48.08	$49.21	$48.74

[a]	Securities on loan with values of $ —, $3,596,067 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $3,842,161, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

April 30, 2018

iShares US & Intl High Yield Corp Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$214,108,991
Affiliated (Note 2)	40,695,973

Total cost of investments in securities	$254,804,964

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$213,069,620
Affiliated (Note 2)	40,699,096
Foreign currency, at value[b]	1,508,837
Cash	4,882
Receivables:
Investment securities sold	119,938
Due from custodian (Note 4)	1,787,142
Dividends and interest	3,304,921

Total Assets	260,494,436

LIABILITIES
Payables:
Investment securities purchased	2,605,126
Collateral for securities on loan (Note 1)	37,712,805
Capital shares redeemed	1,107,335
Investment advisory fees (Note 2)	77,236

Total Liabilities	41,502,502

NET ASSETS	$218,991,934

Net assets consist of:
Paid-in capital	$221,083,369
Undistributed net investment income	1,213,374
Accumulated net realized loss	(2,248,705)
Net unrealized depreciation	(1,056,104)

NET ASSETS	$218,991,934

Shares outstanding[c]	4,400,000

Net asset value per share	$49.77

[a]	Securities on loan with a value of $36,214,265. See Note 1.
[b]	Cost of foreign currency: $1,525,748.
[c]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended April 30, 2018

	iShares Emerging Markets High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$29,837	$13,446	$6,324
Interest — unaffiliated[a]	15,448,062	2,030,261	10,925,680
Securities lending income — affiliated — net (Note 2)	—	12,124	—

Total investment income	15,477,899	2,055,831	10,932,004

EXPENSES
Investment advisory fees (Note 2)	1,504,674	217,839	874,419
Proxy fees	28	8	27

Total expenses	1,504,702	217,847	874,446

Net investment income	13,973,197	1,837,984	10,057,558

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(5,599,861)	(50,152)	382,305
Investments — affiliated (Note 2)	—	(334)	—
In-kind redemptions — unaffiliated	3,281,750	—	—
Foreign currency transactions	—	—	(143,655)

Net realized gain (loss)	(2,318,111)	(50,486)	238,650

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[c]	(28,308,144)	(3,772,899)	(58,624)
Investments — affiliated (Note 2)	—	106	—
Translation of assets and liabilities in foreign currencies	—	—	113,673

Net change in unrealized appreciation/depreciation	(28,308,144)	(3,772,793)	55,049

Net realized and unrealized gain (loss)	(30,626,255)	(3,823,279)	293,699

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,653,058)	$(1,985,295)	$10,351,257

[a]	Net of foreign withholding tax of $1,487, $ — and $207,822, respectively.
[b]	Net of foreign capital gains taxes of $ —, $ — and $35,461, respectively.
[c]	Net of deferred foreign capital gains taxes of $ —, $ — and $66,385, respectively.

See notes to financial statements.

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended April 30, 2018

iShares US & Intl High Yield Corp Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$12,937
Interest — unaffiliated	5,796,809
Securities lending income — affiliated — net (Note 2)	112,589

Total investment income	5,922,335

EXPENSES
Investment advisory fees (Note 2)	447,019
Proxy fees	21

Total expenses	447,040

Net investment income	5,475,295

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	242,299
Investments — affiliated (Note 2)	(3,913)
In-kind redemptions — unaffiliated	563,985
Foreign currency transactions	167,885

Net realized gain	970,256

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(5,695,241)
Investments — affiliated (Note 2)	283
Translation of assets and liabilities in foreign currencies	(40,748)

Net change in unrealized appreciation/depreciation	(5,735,706)

Net realized and unrealized loss	(4,765,450)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$709,845

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Emerging Markets High Yield Bond ETF		iShares J.P. Morgan EM Corporate Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,973,197	$16,846,179	$1,837,984	$2,870,645
Net realized gain (loss)	(2,318,111)	552,028	(50,486)	724,414
Net change in unrealized appreciation/depreciation	(28,308,144)	5,173,447	(3,772,793)	1,273,020

Net increase (decrease) in net assets resulting from operations	(16,653,058)	22,571,654	(1,985,295)	4,868,079

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,196,780)	(16,158,680)	(1,758,216)	(2,731,913)

Total distributions to shareholders	(13,196,780)	(16,158,680)	(1,758,216)	(2,731,913)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	77,380,398	537,703,198	5,051,272	54,867,601
Cost of shares redeemed	(112,258,146)	(26,679,639)	—	(2,493,366)

Net increase (decrease) in net assets from capital share transactions	(34,877,748)	511,023,559	5,051,272	52,374,235

INCREASE (DECREASE) IN NET ASSETS	(64,727,586)	517,436,533	1,307,761	54,510,401

NET ASSETS
Beginning of period	624,867,272	107,430,739	87,268,590	32,758,189

End of period	$560,139,686	$624,867,272	$88,576,351	$87,268,590

Undistributed net investment income included in net assets at end of period	$2,326,284	$1,549,867	$317,927	$238,159

SHARES ISSUED AND REDEEMED
Shares sold	1,550,000	10,750,000	100,000	1,100,000
Shares redeemed	(2,250,000)	(550,000)	—	(50,000)

Net increase (decrease) in shares outstanding	(700,000)	10,200,000	100,000	1,050,000

See notes to financial statements.

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares J.P. Morgan EM Local Currency Bond ETF		iShares US & Intl High Yield Corp Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,057,558	$15,037,672	$5,475,295	$8,545,329
Net realized gain (loss)	238,650	(18,771,612)	970,256	1,097,777
Net change in unrealized appreciation/depreciation	55,049	7,394,809	(5,735,706)	6,304,984

Net increase in net assets resulting from operations	10,351,257	3,660,869	709,845	15,948,090

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	(6,201,761)	(7,410,092)

Total distributions to shareholders	—	—	(6,201,761)	(7,410,092)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	99,591,501	84,085,442	35,266,721	127,668,202
Cost of shares redeemed	—	(229,939,836)	(24,885,494)	(19,650,421)

Net increase (decrease) in net assets from capital share transactions	99,591,501	(145,854,394)	10,381,227	108,017,781

INCREASE (DECREASE) IN NET ASSETS	109,942,758	(142,193,525)	4,889,311	116,555,779

NET ASSETS
Beginning of period	309,216,899	451,410,424	214,102,623	97,546,844

End of period	$419,159,657	$309,216,899	$218,991,934	$214,102,623

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$10,055,684	$(1,874)	$1,213,374	$1,939,840

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	1,800,000	700,000	2,600,000
Shares redeemed	—	(5,200,000)	(500,000)	(400,000)

Net increase (decrease) in shares outstanding	2,000,000	(3,400,000)	200,000	2,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets High Yield Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$50.60	$49.97	$46.82	$51.03	$50.90	$53.62

Income from investment operations:
Net investment income[a]	1.14	2.87	3.03	2.99	2.93	2.97
Net realized and unrealized gain (loss)[b]	(2.59)	0.77	3.25	(4.11)	0.15	(2.91)

Total from investment operations	(1.45)	3.64	6.28	(1.12)	3.08	0.06

Less distributions from:
Net investment income	(1.07)	(3.01)	(3.13)	(3.09)	(2.95)	(2.78)

Total distributions	(1.07)	(3.01)	(3.13)	(3.09)	(2.95)	(2.78)

Net asset value, end of period	$48.08	$50.60	$49.97	$46.82	$51.03	$50.90

Total return	(2.91)%[c]	7.60%	14.02%	(2.13)%	6.24%	0.14%

Ratios/Supplemental data:
Net assets, end of period (000s)	$560,140	$624,867	$107,431	$159,199	$199,005	$203,604
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.55%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	4.64%	5.73%	6.35%	6.29%	5.78%	5.64%
Portfolio turnover rate[e]	10%[c]	25%	29%	39%	24%	57%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Corporate Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$51.33	$50.40	$48.21	$51.18	$50.48	$52.93

Income from investment operations:
Net investment income[a]	1.06	2.10	2.19	2.19	2.01	1.92
Net realized and unrealized gain (loss)[b]	(2.17)	0.90	2.18	(3.02)	0.75	(2.49)

Total from investment operations	(1.11)	3.00	4.37	(0.83)	2.76	(0.57)

Less distributions from:
Net investment income	(1.01)	(2.07)	(2.18)	(2.14)	(2.06)	(1.88)

Total distributions	(1.01)	(2.07)	(2.18)	(2.14)	(2.06)	(1.88)

Net asset value, end of period	$49.21	$51.33	$50.40	$48.21	$51.18	$50.48

Total return	(2.21)%[c]	6.14%	9.33%	(1.62)%	5.61%	(1.07)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$88,576	$87,269	$32,758	$28,929	$25,591	$35,338
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.53%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	4.22%	4.16%	4.51%	4.47%	3.99%	3.74%
Portfolio turnover rate[e]	11%[c]	62%	22%	11%	20%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Local Currency Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$46.85	$45.14	$41.31	$48.74	$50.66	$51.94

Income from investment operations:
Net investment income[a]	1.40	2.29	1.94	2.03	2.26	2.07
Net realized and unrealized gain (loss)[b]	0.49	(0.58)	1.89	(8.87)	(2.84)	(1.92)

Total from investment operations	1.89	1.71	3.83	(6.84)	(0.58)	0.15

Less distributions from:
Net investment income	—	—	—	—	(1.31)	(1.39)
Return of capital	—	—	—	(0.59)	(0.03)	(0.04)

Total distributions	—	—	—	(0.59)	(1.34)	(1.43)

Net asset value, end of period	$48.74	$46.85	$45.14	$41.31	$48.74	$50.66

Total return	4.03%[c]	3.79%	9.06%[d]	(13.99)%[d]	(1.14)%	0.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$419,160	$309,217	$451,410	$520,532	$584,857	$638,342
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.59%	0.60%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	n/a	0.53%	0.60%	n/a
Ratio of net investment income to average net assets[e]	5.75%	5.04%	4.56%	4.63%	4.56%	4.04%
Portfolio turnover rate[f]	24%[c]	97%	59%	46%	43%	41%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the years ended October 31, 2016 and October 31, 2015 were 9.27% and -14.16%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for six months ended April 30, 2018, and the years ended October 31, 2017, October 31, 2016, October 31, 2015, October 31, 2014 and October 31, 2013 were 24%, 94%, 33%, 32%, 36%, and 39%, respectively. See Note 4.

See notes to financial statements.

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares US & Intl High Yield Corp Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$50.98	$48.77	$47.57	$52.00	$53.50	$51.67

Income from investment operations:
Net investment income[a]	1.22	2.45	2.55	2.56	2.84	3.05
Net realized and unrealized gain (loss)[b]	(1.02)	2.08	0.57	(4.76)	(1.28)	1.70

Total from investment operations	0.20	4.53	3.12	(2.20)	1.56	4.75

Less distributions from:
Net investment income	(1.41)	(2.32)	(1.92)	(2.23)	(3.06)	(2.92)

Total distributions	(1.41)	(2.32)	(1.92)	(2.23)	(3.06)	(2.92)

Net asset value, end of period	$49.77	$50.98	$48.77	$47.57	$52.00	$53.50

Total return	0.39%[c]	9.58%	6.82%	(4.32)%	2.91%	9.50%

Ratios/Supplemental data:
Net assets, end of period (000s)	$218,992	$214,103	$97,547	$118,931	$104,002	$74,893
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	n/a	0.51%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[d]	4.90%	4.93%	5.44%	5.18%	5.31%	5.82%
Portfolio turnover rate[e]	11%[c]	22%	24%	21%	21%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Emerging Markets High Yield Bond	Non-diversified
J.P. Morgan EM Corporate Bond	Diversified
J.P. Morgan EM Local Currency Bond	Non-diversified
US & Intl High Yield Corp Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods,

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
J.P. Morgan EM Corporate Bond
Barclays Capital Inc.	$800,740	$800,740	$—
Citigroup Global Markets Inc.	768,717	768,717	—
Credit Suisse Securities (USA) LLC	197,020	197,020	—
Jefferies LLC	62,591	62,591	—
JPMorgan Securities LLC	372,100	372,100	—
Morgan Stanley & Co. LLC	319,345	319,345	—
Nomura Securities International Inc.	887,970	887,970	—
Wells Fargo Securities LLC	187,584	187,584	—

	$3,596,067	$3,596,067	$—

US & Intl High Yield Corp Bond
Barclays Capital Inc.	$8,132,044	$8,132,044	$—
BMO Capital Markets	1,098,409	1,098,409	—
BNP Paribas New York Branch	1,723,229	1,723,229	—
BNP Paribas Prime Brokerage International Ltd.	377,482	377,482	—
BNP Paribas Securities Corp.	180,319	180,319	—
Citigroup Global Markets Inc.	5,144,126	5,144,126	—
Credit Suisse Securities (USA) LLC	3,089,722	3,089,722	—
Deutsche Bank Securities Inc.	531,449	531,449	—
Goldman Sachs & Co.	9,267,940	9,267,940	—
HSBC Securities (USA) Inc.	374,739	374,739	—
Jefferies LLC	19,950	19,950	—
JPMorgan Securities LLC	2,793,299	2,793,299	—
Merrill Lynch, Pierce, Fenner & Smith	815,221	815,221	—
Morgan Stanley & Co. LLC	2,483,570	2,483,570	—
UBS Securities LLC	182,766	182,766	—

	$36,214,265	$36,214,265	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Emerging Markets High Yield Bond	0.50%
J.P. Morgan EM Corporate Bond	0.50
J.P. Morgan EM Local Currency Bond	0.50
US & Intl High Yield Corp Bond	0.40

The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective June 1, 2018, BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares J.P. Morgan EM Local Currency Bond ETF through May 30, 2023 such that the Fund’s total annual operating expenses after fee waiver will not exceed 0.30% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended April 30, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
J.P. Morgan EM Corporate Bond	$3,603
US & Intl High Yield Corp Bond	33,029

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Emerging Markets High Yield Bond	$1,371,001	$970,003
US & Intl High Yield Corp Bond	364,030	935,695

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

iShares ETF	Purchases	Sales
Emerging Markets High Yield Bond	$69,179,228	$57,637,745
J.P. Morgan EM Corporate Bond	9,461,349	9,140,741
J.P. Morgan EM Local Currency Bond	162,806,422	83,132,993
US & Intl High Yield Corp Bond	28,087,672	23,383,837

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Emerging Markets High Yield Bond	$73,293,269	$110,071,409
J.P. Morgan EM Corporate Bond	4,925,840	—
J.P. Morgan EM Local Currency Bond	19,013,936	—
US & Intl High Yield Corp Bond	27,042,846	23,440,068

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year-end, the following funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Emerging Markets High Yield Bond	$16,579,628
J.P. Morgan EM Local Currency Bond	9,107,825
US & Intl High Yield Corp Bond	3,150,047

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets High Yield Bond	$581,913,384	$2,566,752	$(26,027,959)	$(23,461,207)
J.P. Morgan EM Corporate Bond	95,366,578	663,575	(3,045,443)	(2,381,868)
J.P. Morgan EM Local Currency Bond	410,867,085	10,873,432	(22,438,747)	(11,565,315)
US & Intl High Yield Corp Bond	254,873,878	4,843,166	(5,948,328)	(1,105,162)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Emerging Markets High Yield Bond	$1.053727	$—	$0.014718	$1.068445	99%	—%	1%		100%
J.P. Morgan EM Corporate Bond	1.012351	—	0.001436	1.013787	100	—	0	[a]	100
US & Intl High Yield Corp Bond	1.408298	—	—	1.408298	100	—	—		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	83

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

Notes:

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., Markit Indices Limited or Morningstar, Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1002-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares International High Yield Bond ETF | HYXU | Cboe BZX

Fund Performance Overview

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Performance as of April 30, 2018

The iShares International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets ex-US High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 3.00%, net of fees, while the total return for the Index was 3.19%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.88%	13.77%	14.14%	13.88%	13.77%	14.14%
5 Years	2.75%	2.70%	2.93%	14.54%	14.24%	15.51%
Since Inception	4.70%	4.72%	4.83%	32.20%	32.37%	33.21%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,030.00	$2.01	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Ba	60.67%
B	23.88
Caa	3.70
Not Rated	11.75

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 4/30/18

Country	Percentage of Total Investments [2]

Italy	20.43%
United States	15.20
France	13.68
United Kingdom	9.75
Germany	8.63
Spain	5.60
Luxembourg	5.47
Netherlands	4.32
Ireland	3.42
Sweden	3.03

TOTAL	89.53%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal or Shares (000s)		Value
COMMON STOCKS — 0.00%

SOUTH AFRICA — 0.00%
Sentry Holdings Ltd. Class Aa		—	$—

TOTAL COMMON STOCKS
(Cost: $159,437)			—

CORPORATE BONDS & NOTES — 97.67%

AUSTRALIA — 0.46%
Origin Energy Finance Ltd.
4.00%, 09/16/74 (Call 09/16/19)[b,c,d]	EUR	400	502,227

			502,227
AUSTRIA — 0.13%
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[c]	EUR	100	138,922

			138,922
BELGIUM — 0.58%
Barry Callebaut Services NV
2.38%, 05/24/24 (Call 02/24/24)[c]	EUR	200	253,894
5.63%, 06/15/21[c]	EUR	100	140,225
Telenet Finance Luxembourg Notes Sarl
3.50%, 03/01/28 (Call 12/01/22)[c]	EUR	200	236,939

			631,058
CANADA — 1.53%
Baytex Energy Corp.
6.63%, 07/19/22 (Call 05/30/18)	CAD	125	93,465
Bombardier Inc.
6.13%, 05/15/21[c]	EUR	300	396,549
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/30/18)[c]	CAD	100	79,644
Cascades Inc.
5.50%, 07/15/21 (Call 05/30/18)[e]	CAD	50	39,656
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[c]	EUR	200	256,365

Security	Principal (000s)		Value
Iron Mountain Canada Operations ULC
5.38%, 09/15/23[c]	CAD	100	$79,323
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)[e]	CAD	100	78,048
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	200	156,681
5.75%, 09/16/24 (Call 09/16/19)	CAD	150	118,594
Postmedia Network Inc.
8.25%, 07/15/21 (Call 05/30/18)[e]	CAD	3	1,875
Quebecor Media Inc.
6.63%, 01/15/23[e]	CAD	175	147,432
Southern Pacific Resource Corp.
8.75%, 01/25/18[a,e,f]	CAD	50	4
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	125	102,200
5.75%, 01/15/26 (Call 09/15/20)[c]	CAD	150	122,392

			1,672,228
CYPRUS — 0.11%
Bank of Cyprus PCL
9.25%, 01/19/27 (Call 01/19/22)[b,c,d]	EUR	100	119,159

			119,159
DENMARK — 0.33%
TDC A/S
3.50%, 02/26/49 (Call 02/26/21)[b,c,d]	EUR	300	362,782

			362,782
FINLAND — 1.81%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)[c]	EUR	200	243,509
2.00%, 03/15/24 (Call 12/15/23)[c]	EUR	300	365,140
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[c]	EUR	100	126,349
2.50%, 06/07/27 (Call 03/07/27)[c]	EUR	200	247,005

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
2.50%, 03/21/28 (Call 12/21/27)[c]	EUR	100	$122,344
Teollisuuden Voima OYJ
2.13%, 02/04/25 (Call 11/04/24)[c]	EUR	200	241,269
2.50%, 03/17/21[c]	EUR	300	379,468
2.63%, 01/13/23[c]	EUR	200	252,952

			1,978,036
FRANCE — 13.37%
Altice France SA/France
5.38%, 05/15/22 (Call 05/30/18)[c]	EUR	500	618,039
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	500	623,491
Areva SA
4.38%, 11/06/19	EUR	200	256,223
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)[c]	EUR	200	234,555
3.58%, 02/07/25 (Call 11/07/24)[c]	EUR	200	240,074
4.05%, 08/05/26 (Call 05/05/26)[c]	EUR	200	243,241
4.41%, 08/06/19[c]	EUR	200	253,502
4.50%, 03/07/24 (Call 12/07/23)[c]	EUR	400	510,154
4.56%, 01/25/23[c]	EUR	300	391,648
5.24%, 03/09/20	EUR	400	520,519
5.98%, 05/26/21[c]	EUR	400	543,697
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)[c]	EUR	300	330,833
6.50%, 07/15/22 (Call 07/15/19)[c]	EUR	300	368,683
7.75%, 01/15/21 (Call 05/10/18)[c]	EUR	300	375,272
Elis SA
1.88%, 02/15/23 (Call 11/15/22)[c]	EUR	300	361,621
2.88%, 02/15/26 (Call 11/15/25)[c]	EUR	200	239,708
Europcar Groupe SA
4.13%, 11/15/24 (Call 11/15/20)[c]	EUR	400	480,974

Security	Principal (000s)		Value
5.75%, 06/15/22 (Call 06/15/18)[c]	EUR	200	$249,626
Faurecia SA
3.63%, 06/15/23 (Call 06/15/19)[c]	EUR	300	379,537
Faurecia SA
2.63%, 06/15/25 (Call 06/15/21)[c]	EUR	300	367,946
Loxam SAS
3.50%, 04/15/22 (Call 04/15/19)[c]	EUR	100	125,250
3.50%, 05/03/23 (Call 05/03/19)[c]	EUR	200	249,329
4.25%, 04/15/24 (Call 04/15/20)[c]	EUR	100	127,839
4.88%, 07/23/21 (Call 05/10/18)[c]	EUR	73	90,145
6.00%, 04/15/25 (Call 04/15/20)[c]	EUR	100	130,709
7.00%, 07/23/22 (Call 05/10/18)[c]	EUR	100	126,734
Novafives SAS
5.00%, 06/15/25 (Call 06/15/21)[c]	EUR	100	122,934
Orano SA
3.13%, 03/20/23 (Call 12/20/22)[c]	EUR	400	497,309
3.25%, 09/04/20[c]	EUR	300	382,307
3.50%, 03/22/21	EUR	300	386,962
4.88%, 09/23/24	EUR	400	530,185
Peugeot SA
2.00%, 03/23/24[c]	EUR	275	337,828
2.00%, 03/20/25 (Call 12/20/24)[c]	EUR	300	362,144
2.38%, 04/14/23[c]	EUR	250	318,969
Rexel SA
2.13%, 06/15/25 (Call 12/15/20)[c]	EUR	300	350,858
2.63%, 06/15/24 (Call 03/15/20)[c]	EUR	125	153,242
3.50%, 06/15/23 (Call 06/15/19)[c]	EUR	200	250,374

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[c]	EUR	200	$244,836
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[c]	EUR	400	501,625
Synlab Unsecured Bondco PLC
8.25%, 07/01/23 (Call 07/01/18)[c]	EUR	150	193,588
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[c]	EUR	300	345,212
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	120,572
Vallourec SA
2.25%, 09/30/24[c]	EUR	200	197,010
3.25%, 08/02/19[c]	EUR	100	124,353
6.38%, 10/15/23 (Call 10/15/20)[c]	EUR	100	120,675
6.63%, 10/15/22 (Call 10/15/20)[c]	EUR	300	373,827
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[c]	EUR	200	249,689

			14,603,848
GERMANY — 8.43%
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)[c]	EUR	200	242,242
1.88%, 04/27/23 (Call 03/27/23)[c]	EUR	100	118,983
2.13%, 02/06/24 (Call 01/06/24)[c]	EUR	200	237,095
3.00%, 04/27/26 (Call 02/27/26)[c]	EUR	100	120,479
Deutsche Bank AG
2.75%, 02/17/25[c]	EUR	600	729,310
4.50%, 05/19/26	EUR	300	398,160
Deutsche Lufthansa AG
5.13%, 08/12/75 (Call 02/12/21)[b,c,d]	EUR	200	263,451
Hapag-Lloyd AG
5.13%, 07/15/24 (Call 07/15/20)[c]	EUR	200	246,906

Security	Principal (000s)		Value
6.75%, 02/01/22 (Call 02/01/19)[c]	EUR	200	$255,753
K+S AG
2.63%, 04/06/23 (Call 01/06/23)[c]	EUR	300	378,895
3.00%, 06/20/22[c]	EUR	200	257,869
4.13%, 12/06/21[c]	EUR	200	265,980
LANXESS AG
4.50%, 12/06/76 (Call 06/06/23)[b,c,d]	EUR	200	264,689
METRO AG
1.38%, 10/28/21[c]	EUR	200	248,615
1.50%, 03/19/25[c]	EUR	200	235,746
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	300	388,637
RWE AG
2.75%, 04/21/75 (Call 10/21/20)[b,c,d]	EUR	200	248,602
3.50%, 04/21/75 (Call 04/21/25)[b,c,d]	EUR	200	252,330
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)[c]	EUR	550	672,099
1.75%, 11/25/20 (Call 08/25/20)[c]	EUR	300	373,077
2.50%, 02/25/25[c]	EUR	200	254,351
2.75%, 03/08/21 (Call 12/08/20)[c]	EUR	400	509,618
3.13%, 10/25/19 (Call 07/25/19)[c]	EUR	300	375,515
4.00%, 08/27/18	EUR	300	366,918
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[c]	EUR	300	383,773
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[c]	EUR	200	255,898
4.00%, 01/15/25 (Call 01/15/20)[c]	EUR	400	511,303
4.63%, 02/15/26 (Call 02/15/21)[c]	EUR	200	265,387

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
5.63%, 04/15/23 (Call 05/15/18)[c]	EUR	70	$86,986

			9,208,667
GREECE — 0.47%
OTE PLC
3.50%, 07/09/20[c]	EUR	300	382,210
4.38%, 12/02/19[c]	EUR	100	127,982

			510,192
IRELAND — 3.34%
AIB Group PLC
1.50%, 03/29/23[c]	EUR	200	241,944
Allied Irish Banks PLC
4.13%, 11/26/25 (Call 11/26/20)[b,c,d]	EUR	300	388,524
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 (Call 03/15/20)[c]	EUR	325	397,748
4.13%, 05/15/23 (Call 05/15/19)[c]	EUR	200	252,605
4.75%, 07/15/27 (Call 07/15/22)[c]	GBP	200	268,608
6.75%, 05/15/24 (Call 05/15/19)[c]	EUR	300	394,557
Bank of Ireland
4.25%, 06/11/24 (Call 06/11/19)[b,c,d]	EUR	300	376,496
10.00%, 12/19/22[c]	EUR	100	167,362
Bank of Ireland Group PLC
3.13%, 09/19/27 (Call 09/19/22)[b,c,d]	GBP	200	271,525
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)[c]	EUR	200	250,607
2.75%, 02/01/25 (Call 11/01/24)[c]	EUR	100	126,735
3.25%, 06/01/21 (Call 03/10/21)[c]	EUR	300	388,039
4.13%, 01/30/20[c]	EUR	100	128,966

			3,653,716
ITALY — 19.95%
Banca IFIS SpA
2.00%, 04/24/23[c]	EUR	100	119,580

Security	Principal (000s)		Value
4.50%, 10/17/27 (Call 10/17/22)[b,c,d]	EUR	100	$122,556
Banca Monte dei Paschi di Siena SpA
5.38%, 01/18/28 (Call 01/18/23)[b,c,d]	EUR	300	345,243
Banco BPM SpA
1.75%, 04/24/23[c]	EUR	200	241,659
2.75%, 07/27/20[c]	EUR	500	629,227
4.38%, 09/21/27 (Call 09/21/22)[b,c,d]	EUR	300	372,048
6.00%, 11/05/20[c]	EUR	200	260,410
6.38%, 05/31/21[c]	EUR	100	132,320
7.13%, 03/01/21[c]	EUR	200	269,507
BPER Banca
5.13%, 05/31/27 (Call 05/31/22)[b,c,d]	EUR	200	251,185
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[c]	EUR	200	252,952
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21[c]	EUR	400	539,377
4.75%, 07/15/22[c]	EUR	600	822,850
6.75%, 10/14/19[c]	EUR	500	661,395
Iccrea Banca SpA
1.50%, 02/21/20[c]	EUR	200	243,875
1.50%, 10/11/22[c]	EUR	300	361,938
1.88%, 11/25/19[c]	EUR	200	245,655
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[c]	EUR	400	509,212
4.75%, 02/15/23 (Call 08/15/22)[c]	EUR	300	397,393
Intesa Sanpaolo SpA
2.86%, 04/23/25[c]	EUR	300	373,467
3.93%, 09/15/26[c]	EUR	400	523,278
5.00%, 09/23/19[c]	EUR	300	385,209
5.15%, 07/16/20	EUR	500	661,937
6.63%, 09/13/23[c]	EUR	600	897,628
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)[c]	EUR	225	266,589
4.50%, 01/19/21	EUR	300	401,724
5.25%, 01/21/22	EUR	300	420,019
8.00%, 12/16/19	GBP	100	151,822

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR	150	$195,065
5.00%, 11/15/20	EUR	300	401,125
5.75%, 04/18/23	EUR	200	284,402
Saipem Finance International BV
2.75%, 04/05/22[c]	EUR	300	371,537
3.00%, 03/08/21[c]	EUR	200	251,770
3.75%, 09/08/23[c]	EUR	200	255,977
Salini Impregilo SpA
1.75%, 10/26/24[c]	EUR	150	166,268
3.75%, 06/24/21[c]	EUR	200	256,172
6.13%, 08/01/18	EUR	100	122,351
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)[c]	EUR	300	359,672
2.50%, 07/19/23[c]	EUR	200	253,800
3.00%, 09/30/25[c]	EUR	200	256,933
3.25%, 01/16/23[c]	EUR	200	263,487
3.63%, 01/19/24[c]	EUR	200	267,993
3.63%, 05/25/26[c]	EUR	200	266,132
4.50%, 01/25/21[c]	EUR	100	133,955
4.88%, 09/25/20[c]	EUR	100	134,014
5.25%, 02/10/22[c]	EUR	500	702,723
5.38%, 01/29/19[c]	EUR	200	251,147
6.13%, 12/14/18	EUR	100	125,265
6.38%, 06/24/19	GBP	150	217,845
UniCredit SpA
4.38%, 01/03/27 (Call 01/03/22)[b,c,d]	EUR	400	525,241
5.75%, 10/28/25 (Call 10/28/20)[b,c,d]	EUR	400	534,179
6.13%, 04/19/21[c]	EUR	200	276,593
6.95%, 10/31/22[c]	EUR	636	941,014
Unione di Banche Italiane SpA
4.25%, 05/05/26 (Call 05/05/21)[b,c,d]	EUR	300	377,979
4.45%, 09/15/27 (Call 09/15/22)[b,c,d]	EUR	200	254,222
Unipol Gruppo SpA
3.00%, 03/18/25[c]	EUR	500	606,455
3.50%, 11/29/27 (Call 08/29/27)[c]	EUR	200	241,205
4.38%, 03/05/21[c]	EUR	100	132,130

Security	Principal (000s)		Value
Wind Tre SpA
2.63%, 01/20/23 (Call 11/03/19)[c]	EUR	700	$769,121
3.13%, 01/20/25 (Call 11/03/20)[c]	EUR	700	744,723

			21,800,550
JAPAN — 2.86%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)[c]	EUR	500	560,027
4.00%, 07/30/22 (Call 04/30/22)[c]	EUR	200	253,493
4.00%, 09/19/29 (Call 06/21/29)[c]	EUR	300	327,544
4.63%, 04/15/20[c]	EUR	300	394,300
4.75%, 07/30/25 (Call 04/30/25)[c]	EUR	700	856,867
5.00%, 04/15/28 (Call 01/16/28)[c]	EUR	400	478,968
5.25%, 07/30/27 (Call 04/30/27)[c]	EUR	200	249,146

			3,120,345
LUXEMBOURG — 5.34%
Altice Financing SA
5.25%, 02/15/23 (Call 05/30/18)[c]	EUR	200	250,105
Altice Finco SA
4.75%, 01/15/28 (Call 10/15/22)[c]	EUR	300	320,876
9.00%, 06/15/23 (Call 06/15/18)[c]	EUR	100	127,112
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[c]	EUR	300	349,936
7.25%, 05/15/22 (Call 05/30/18)[c]	EUR	900	1,076,380
ArcelorMittal
0.95%, 01/17/23 (Call 10/17/22)[c]	EUR	300	357,555
2.88%, 07/06/20[c]	EUR	200	255,338
3.00%, 04/09/21[c]	EUR	200	259,069
3.13%, 01/14/22[c]	EUR	300	391,853

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[c]	EUR	100	$124,995
8.50%, 11/01/22 (Call 11/01/18)[c]	GBP	200	284,424
(3 mo. Euribor + 3.50%) 3.50%, 09/01/23 (Call 09/01/18)[c,d]	EUR	100	112,278
INEOS Finance PLC
2.13%, 11/15/25 (Call 11/15/20)[c]	EUR	200	232,758
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[c]	EUR	300	382,662
Matterhorn Telecom Holding SA
4.88%, 05/01/23 (Call 05/10/18)[c]	EUR	100	122,562
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/10/18)[c]	EUR	400	489,094
4.00%, 11/15/27 (Call 11/15/22)[c]	EUR	200	230,007
Picard Bondco SA
5.50%, 11/30/24 (Call 11/30/20)[c]	EUR	100	118,914
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[c]	EUR	270	353,595

			5,839,513
NETHERLANDS — 4.22%
Axalta Coating Systems LLC
4.25%, 08/15/24 (Call 08/15/19)[c]	EUR	200	255,504
Constellium NV
4.25%, 02/15/26 (Call 11/15/20)[c]	EUR	200	244,216
4.63%, 05/15/21 (Call 05/30/18)[c]	EUR	100	122,008
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24 (Call 03/15/20)[c]	EUR	200	247,819
8.50%, 09/15/19[c]	EUR	150	196,395

Security	Principal (000s)		Value
Saipem Finance International BV
2.63%, 01/07/25[c]	EUR	200	$238,261
Selecta Group BV
5.88%, 02/01/24 (Call 02/01/20)[c]	EUR	300	361,244
SNS Bank NV
6.25%, 10/26/20[a,f]	EUR	50	—
United Group BV
4.38%, 07/01/22 (Call 07/01/19)[c]	EUR	200	247,119
4.88%, 07/01/24 (Call 07/01/20)[c]	EUR	200	246,922
UPC Holding BV
3.88%, 06/15/29 (Call 06/15/22)[c]	EUR	300	343,736
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[c]	EUR	300	374,390
UPCB Finance VII Ltd.
3.63%, 06/15/29 (Call 06/15/22)[c]	EUR	200	239,516
Ziggo Bond Co. BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	300	391,342
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[c]	EUR	200	244,819
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	400	489,666
4.25%, 01/15/27 (Call 01/15/22)[c]	EUR	300	369,124

			4,612,081
PORTUGAL — 0.59%
Banco Comercial Portugues SA
4.50%, 12/07/27 (Call 12/07/22)[b,c,d]	EUR	200	239,187
EDP – Energias de Portugal SA
5.38%, 09/16/75 (Call 03/16/21)[b,c,d]	EUR	300	402,779

			641,966

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
SINGAPORE — 0.69%
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 05/10/18)[c]	EUR	600	$748,992

			748,992
SPAIN — 5.47%
Banco de Credito Social Cooperativo SA
7.75%, 06/07/27 (Call 06/07/22)[b,c,d]	EUR	100	118,993
Banco de Sabadell SA
5.63%, 05/06/26[c]	EUR	200	289,275
6.25%, 04/26/20	EUR	250	335,702
Bankia SA
3.38%, 03/15/27 (Call 03/15/22)[b,c,d]	EUR	200	256,326
4.00%, 05/22/24 (Call 05/22/19)[b,c,d]	EUR	400	500,392
Bankinter SA
2.50%, 04/06/27 (Call 04/06/22)[b,c,d]	EUR	200	250,021
6.38%, 09/11/19[c]	EUR	100	130,997
CaixaBank SA
2.75%, 07/14/28 (Call 07/14/23)[b,c,d]	EUR	400	503,294
3.50%, 02/15/27 (Call 02/15/22)[b,c,d]	EUR	500	648,885
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)[c]	EUR	400	490,202
2.88%, 04/18/25 (Call 01/18/25)[c]	EUR	100	123,838
3.13%, 07/27/22[c]	EUR	200	260,062
Cirsa Funding Luxembourg SA
5.75%, 05/15/21 (Call 05/15/18)[c]	EUR	100	124,596
5.88%, 05/15/23 (Call 05/15/18)[c]	EUR	200	249,131
Gestamp Automocion SA
3.25%, 04/30/26 (Call 04/30/21)[c]	EUR	200	239,380
Grifols SA
3.20%, 05/01/25 (Call 05/01/20)[c]	EUR	400	486,674

Security	Principal (000s)		Value
Grupo Isolux Corsan SA
3.00%, 12/30/21 (Call 05/30/18)[f]	EUR	141	$2,550
Grupo-Antolin Irausa SA
3.38%, 04/30/26 (Call 04/30/21)[c]	EUR	100	118,403
Ibercaja Banco SA
5.00%, 07/28/25 (Call 07/28/20)[b,c,d]	EUR	200	253,656
Repsol International Finance BV
4.50%, 03/25/75 (Call 03/25/25)[b,c,d]	EUR	450	596,652

			5,979,029
SWEDEN — 2.95%
Fastighets AB Balder
3.00%, 03/07/78 (Call 03/07/23)[b,c,d]	EUR	200	236,378
Intrum Justitia AB
2.75%, 07/15/22 (Call 07/15/19)[c]	EUR	600	717,935
3.13%, 07/15/24 (Call 07/15/20)[c]	EUR	400	474,222
Telefonaktiebolaget LM Ericsson
0.88%, 03/01/21[c]	EUR	200	241,499
Series 7Y
1.88%, 03/01/24[c]	EUR	200	236,423
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[c]	EUR	270	342,898
Verisure Midholding AB
5.75%, 12/01/23 (Call 12/01/19)[c]	EUR	400	479,497
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)[c]	EUR	200	241,113
3.25%, 05/18/21[c]	EUR	200	258,840

			3,228,805
SWITZERLAND — 0.68%
Dufry Finance SCA
4.50%, 08/01/23 (Call 08/01/18)[c]	EUR	200	251,537
Dufry One BV
2.50%, 10/15/24 (Call 10/15/20)[c]	EUR	400	489,938

			741,475

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
UNITED KINGDOM — 9.52%
Algeco Global Finance PLC
6.50%, 02/15/23 (Call 02/15/20)[c]	EUR	200	$247,684
Ardonagh Midco 3 PLC
8.38%, 07/15/23 (Call 07/15/20)[c]	GBP	200	287,381
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/18)[c]	GBP	100	144,508
Boparan Finance PLC
4.38%, 07/15/21 (Call 05/10/18)[c]	EUR	100	115,817
5.50%, 07/15/21 (Call 05/10/18)[c]	GBP	200	261,585
Cabot Financial Luxembourg SA
7.50%, 10/01/23 (Call 10/01/19)[c]	GBP	200	292,017
CNH Industrial Finance Europe SA
1.38%, 05/23/22 (Call 02/23/22)[c]	EUR	300	370,396
1.75%, 09/12/25 (Call 06/12/25)[c]	EUR	200	243,451
2.88%, 05/17/23[c]	EUR	300	392,733
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[c]	EUR	500	667,929
Heathrow Finance PLC
3.88%, 03/01/27[c]	GBP	200	264,114
INEOS Finance PLC
4.00%, 05/01/23 (Call 05/10/18)[c]	EUR	400	492,609
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24[c]	EUR	300	358,465
2.75%, 01/24/21[c]	GBP	200	276,084
3.88%, 03/01/23[c]	GBP	100	138,244
5.00%, 02/15/22[c]	GBP	200	290,725
Jerrold Finco PLC
6.13%, 01/15/24 (Call 01/15/20)[c]	GBP	200	275,085
6.25%, 09/15/21 (Call 09/15/18)[c]	GBP	100	141,665
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[c]	GBP	200	123,445

Security	Principal (000s)		Value
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[c]	EUR	300	$367,764
2.13%, 11/12/20 (Call 08/12/20)[c]	EUR	300	377,893
2.50%, 07/01/24[c]	EUR	300	385,499
Tesco PLC
6.13%, 02/24/22	GBP	400	630,550
Thomas Cook Finance 2 PLC
3.88%, 07/15/23 (Call 01/15/20)[c]	EUR	200	245,310
Thomas Cook Group PLC
6.25%, 06/15/22 (Call 06/15/19)[c]	EUR	300	389,392
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[c]	EUR	200	245,970
6.38%, 10/15/24 (Call 10/15/19)[c]	GBP	100	144,363
7.00%, 04/15/23 (Call 05/10/18)[c]	GBP	100	142,428
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24 (Call 09/15/19)[c]	GBP	400	545,423
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[c]	GBP	200	270,478
5.00%, 04/15/27 (Call 04/15/22)[c]	GBP	300	408,846
5.13%, 01/15/25 (Call 01/15/20)[c]	GBP	300	421,894
6.00%, 01/15/25 (Call 01/15/21)[c,g]	GBP	100	156,252
6.25%, 03/28/29 (Call 01/15/21)[c]	GBP	200	290,773

			10,406,772
UNITED STATES — 14.84%
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[c]	EUR	400	488,374
AMC Entertainment Holdings Inc.
6.38%, 11/15/24 (Call 11/15/19)	GBP	200	279,689

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Aramark International Finance Sarl
3.13%, 04/01/25 (Call 04/01/20)[c]	EUR	100	$123,953
Avantor Inc.
4.75%, 10/01/24 (Call 10/01/20)[c]	EUR	200	241,607
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)[c]	EUR	100	123,398
4.50%, 05/15/25 (Call 05/15/20)[c]	EUR	100	123,497
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	200	254,147
Ball Corp.
3.50%, 12/15/20	EUR	200	261,597
4.38%, 12/15/23	EUR	300	409,671
Belden Inc.
3.38%, 07/15/27 (Call 07/15/22)[c]	EUR	300	351,704
3.88%, 03/15/28 (Call 03/15/23)[c]	EUR	150	176,344
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/30/18)	EUR	100	126,303
CNH Industrial Finance Europe SA
2.88%, 09/27/21[c]	EUR	200	261,049
Coty Inc.
4.00%, 04/15/23 (Call 04/15/20)[c]	EUR	200	244,056
Crown European Holdings SA
2.25%, 02/01/23 (Call 11/01/22)[c]	EUR	200	243,893
2.63%, 09/30/24 (Call 03/31/24)[c]	EUR	300	363,926
2.88%, 02/01/26 (Call 08/01/25)[c]	EUR	300	356,927
3.38%, 05/15/25 (Call 11/15/24)[c]	EUR	200	249,585
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	200	263,892
Darling Global Finance BV
3.63%, 05/15/26 (Call 05/15/21)[c]	EUR	100	122,357

Security	Principal (000s)		Value
4.75%, 05/30/22 (Call 05/30/18)[c]	EUR	100	$123,870
Equinix Inc.
2.88%, 03/15/24 (Call 09/15/20)	EUR	300	360,943
2.88%, 10/01/25 (Call 10/01/20)	EUR	400	468,709
2.88%, 02/01/26 (Call 02/01/21)	EUR	500	581,540
Federal-Mogul LLC/Federal-Mogul Financing Corp.
4.88%, 04/15/22 (Call 04/15/19)[c]	EUR	225	281,926
5.00%, 07/15/24 (Call 07/15/20)[c]	EUR	100	126,477
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[c]	EUR	100	124,691
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[c]	EUR	200	253,754
Hertz Holdings Netherlands BV
5.50%, 03/30/23 (Call 03/30/20)[c]	EUR	200	242,796
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)	EUR	100	136,872
5.13%, 04/15/21 (Call 01/15/21)	EUR	200	267,499
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)	EUR	100	123,139
International Game Technology PLC
4.75%, 03/05/20[c]	EUR	200	259,273
IQVIA Inc.
2.88%, 09/15/25 (Call 09/15/20)[c]	EUR	200	235,914
3.25%, 03/15/25 (Call 03/15/20)[c]	EUR	600	735,419
3.50%, 10/15/24 (Call 10/15/19)[c]	EUR	300	375,179
Iron Mountain Inc.
3.00%, 01/15/25 (Call 06/15/20)[c]	EUR	100	119,561
Iron Mountain UK PLC
3.88%, 11/15/25 (Call 11/15/20)[c]	GBP	200	261,820
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)	EUR	200	247,868

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
LKQ European Holdings BV
3.63%, 04/01/26 (Call 04/01/21)[c]	EUR	200	$241,640
4.13%, 04/01/28[c]	EUR	100	119,159
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[c]	EUR	200	254,623
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	200	248,150
4.00%, 08/19/22 (Call 05/19/22)	EUR	200	263,651
Netflix Inc.
3.63%, 05/15/27[c]	EUR	600	720,016
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)[c]	EUR	300	370,695
4.88%, 03/31/21[c]	EUR	200	267,254
6.75%, 09/15/20[c]	EUR	200	275,752
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 05/30/18)[c]	EUR	100	125,527
PVH Corp.
3.13%, 12/15/27[c]	EUR	250	299,555
3.63%, 07/15/24 (Call 04/15/24)[c]	EUR	225	294,671
Scientific Games International Inc.
3.38%, 02/15/26 (Call 02/15/21)[c]	EUR	200	233,799
5.50%, 02/15/26 (Call 02/15/21)[c]	EUR	100	115,486
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[c]	EUR	200	272,462
Silgan Holdings Inc.
3.25%, 03/15/25[c]	EUR	100	123,363
3.25%, 03/15/25 (Call 03/15/20)	EUR	200	246,629
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[c]	EUR	200	243,700
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/30/18)[c]	EUR	650	711,725

Security	Principal or Shares (000s)		Value
Vantiv LLC/Vanity Issuer Corp.
3.88%, 11/15/25 (Call 11/15/20)[c]	GBP	200	$270,573
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[c]	EUR	100	126,689

			16,218,338
TOTAL CORPORATE BONDS & NOTES
(Cost: $105,271,402)			106,718,701

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[h,i]		5	4,680

			4,680

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,680)			4,680

TOTAL INVESTMENTS IN SECURITIES — 97.67%
(Cost: $105,435,519)			106,723,381
Other Assets, Less Liabilities — 2.33%			2,541,298

NET ASSETS—100.00%			$109,264,679

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[e]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[f]	Issuer is in default of interest payments.
[g]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[h]	Affiliate of the Fund.
[i]	Annualized 7-day yield as of period end.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1	4	[b]	—	5	$4,680	$243	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$—	$—	$0	[a]	$0	[a]
Corporate bonds & notes	—	106,718,697	4		106,718,701
Money market funds	4,680	—	—		4,680

Total	$4,680	$106,718,697	$4		$106,723,381

[a]	Rounds to less than $1.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	17

Statement of Assets and Liabilities (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$105,430,839
Affiliated (Note 2)	4,680

Total cost of investments in securities	$105,435,519

Investments in securities, at fair value (Note 1):
Unaffiliated	$106,718,701
Affiliated (Note 2)	4,680
Foreign currency, at value[a]	1,141,032
Receivables:
Investment securities sold	1,501,816
Dividends and interest	1,504,918

Total Assets	110,871,147

LIABILITIES
Payables:
Investment securities purchased	1,570,038
Investment advisory fees (Note 2)	36,430

Total Liabilities	1,606,468

NET ASSETS	$109,264,679

Net assets consist of:
Paid-in capital	$110,321,225
Undistributed net investment income	1,461,709
Accumulated net realized loss	(3,778,633)
Net unrealized appreciation	1,260,378

NET ASSETS	$109,264,679

Shares outstanding[b]	2,000,000

Net asset value per share	$54.63

[a]	Cost of foreign currency: $1,159,839.
[b]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Six months ended April 30, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$243
Interest — unaffiliated	1,667,471

Total investment income	1,667,714

EXPENSES
Investment advisory fees (Note 2)	205,998
Proxy fees	7

Total expenses	206,005

Net investment income	1,461,709

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(241,074)
Foreign currency transactions	164,195

Net realized loss	(76,879)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	1,247,100
Translation of assets and liabilities in foreign currencies	(10,979)

Net change in unrealized appreciation/depreciation	1,236,121

Net realized and unrealized gain	1,159,242

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,620,951

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,461,709	$2,700,220
Net realized loss	(76,879)	(10,896,036)
Net change in unrealized appreciation/depreciation	1,236,121	14,689,684

Net increase in net assets resulting from operations	2,620,951	6,493,868

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(622,289)
Return of capital	—	(142,861)

Total distributions to shareholders	—	(765,150)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,483,746	21,160,679
Cost of shares redeemed	—	(91,525,582)

Net increase (decrease) in net assets from capital share transactions	16,483,746	(70,364,903)

INCREASE (DECREASE) IN NET ASSETS	19,104,697	(64,636,185)

NET ASSETS
Beginning of period	90,159,982	154,796,167

End of period	$109,264,679	$90,159,982

Undistributed net investment income included in net assets at end of period	$1,461,709	$—

SHARES ISSUED AND REDEEMED
Shares sold	300,000	400,000
Shares redeemed	—	(2,000,000)

Net increase (decrease) in shares outstanding	300,000	(1,600,000)

See notes to financial statements.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$53.04	$46.91	$46.44	$52.90	$56.84	$52.01

Income from investmentoperations:
Net investment income[a]	0.77	1.77	1.82	1.84	2.43	3.15
Net realized and unrealized gain (loss)[b]	0.82	4.85	(0.47)	(6.57)	(3.55)	4.51

Total from investment operations	1.59	6.62	1.35	(4.73)	(1.12)	7.66

Less distributions from:
Net investment income	—	(0.40)	(0.26)	(0.05)	(2.82)	(2.83)
Net realized gain	—	—	—	(0.02)	—	—
Return of capital	—	(0.09)	(0.62)	(1.66)	—	—

Total distributions	—	(0.49)	(0.88)	(1.73)	(2.82)	(2.83)

Net asset value, end of period	$54.63	$53.04	$46.91	$46.44	$52.90	$56.84

Total return	3.00%[c]	14.21%	2.95%	(9.02)%	(2.20)%	15.20%

Ratios/Supplemental data:
Net assets, end of period (000s)	$109,265	$90,160	$154,796	$185,756	$142,827	$51,153
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	n/a	0.51%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[d]	2.84%	3.62%	3.93%	3.85%	4.25%	5.85%
Portfolio turnover rate[e]	15%[c]	49%	24%	28%	25%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Notes to Financial Statements (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
International High Yield Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2018, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2018, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $874,612 and $2,002,114, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018, were $19,548,355 and $15,124,060, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2018, were $14,510,376 and $  —, respectively.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $3,694,489 available to offset future realized capital gains.

As of April 30, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $105,442,784. Net unrealized appreciation was $1,280,597, of which $3,880,456 represented gross unrealized appreciation on securities and $2,599,859 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	29

Notes:

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1017-0418

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: June 29, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 29, 2018